DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 31.8%
	AUTO LOAN — 6.9%
220,000	American Credit Acceptance Receivables Trust Series 2022-1 D(a)		2.4600	03/13/28	$211,933
230,000	AmeriCredit Automobile Receivables Trust Series 2020-3 C		1.0600	08/18/26	222,488
155,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-3A A(a)		2.3600	03/20/26	150,751
611,000	Avis Budget Rental Car Funding AESOP, LLC Series 2023-3A A(a)		5.4400	02/22/28	617,483
317,000	CarNow Auto Receivables Trust Series 2023-1A C(a)		7.2400	09/15/26	317,029
225,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	201,131
61,901	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	58,668
76,881	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	72,253
410,000	Carvana Auto Receivables Trust Series 2023-N1 C(a)		5.9200	07/10/29	410,070
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(a)		6.5900	02/11/30	337,952
156,856	CPS Auto Receivables Trust Series 2019-D E(a)		3.8600	10/15/25	156,149
430,000	CPS Auto Receivables Trust Series 2024-A C(a)		5.7400	04/15/30	434,386
529,000	DT Auto Owner Trust Series 2023-1A B(a)		5.1900	10/16/28	526,975
195,000	DT Auto Owner Trust Series 2023-3A C(a)		6.4000	05/15/29	196,440
410,000	Exeter Automobile Receivables Trust Series 2023-1A B		5.7200	04/15/27	410,541
264,984	FHF Trust Series 2023-1A A2(a)		6.5700	06/15/28	264,183
118,037	Flagship Credit Auto Trust Series 2020-4 C(a)		1.2800	02/16/27	115,945
180,000	Foursight Capital Automobile Receivables Trust Series 2022-1 B(a)		2.1500	05/17/27	173,416
315,000	Foursight Capital Automobile Receivables Trust Series 2023-1 A3(a)		5.3900	12/15/27	314,455
432,000	GLS Auto Receivables Issuer Trust Series 2019-4A D(a)		4.0900	08/17/26	428,049
345,000	Hertz Vehicle Financing III, LLC Series 2022-1A C(a)		2.6300	06/25/26	329,862
290,350	LAD Auto Receivables Trust Series 2022-1A A(a)		5.2100	06/15/27	290,011
339,000	LAD Auto Receivables Trust Series 2023-4A C(a)		6.7600	03/15/29	347,653
96,017	Lendbuzz Securitization Trust Series 2022-1A A(a)		4.2200	05/17/27	94,367
337,036	Lobel Financial Corporation Series 1 A(a)		6.9700	07/15/26	337,866
318,000	Merchants Fleet Funding, LLC Series 1A A(a)		7.2100	05/20/36	321,224
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(a)		1.2600	07/14/28	128,433
325,667	Santander Drive Auto Receivables Trust Series 2020-2 D		2.2200	09/15/26	322,328
87,148	Santander Drive Auto Receivables Trust Series 2021-3 C		0.9500	09/15/27	86,521
370,000	Santander Drive Auto Receivables Trust Series 2023-1 B		4.9800	02/15/28	368,762
195,000	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	193,465
362,000	Tricolor Auto Securitization Trust Series 2023-1 B(a)		6.8400	11/16/26	364,270
422,000	United Auto Credit Securitization Trust Series 2023-1 B(a)		5.9100	07/10/28	421,185
146,000	Veros Auto Receivables Trust Series 2022-1 B(a)		4.3900	08/16/27	144,104

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 31.8% (Continued)
	AUTO LOAN — 6.9% (Continued)
345,000	Westlake Automobile Receivables Trust Series 2022-1A B(a)		2.7500	03/15/27	$341,973
415,000	Westlake Automobile Receivables Trust Series 2023-1A C(a)		5.7400	08/15/28	412,781
					10,125,102
	CLO — 0.2%
350,000	GoldentTree Loan Management US CLO 1 Ltd. Series 2021-9A A(a),(b)	TSFR3M + 1.332%	6.6490	01/20/33	350,135

	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
738,092	AJAX Mortgage Loan Trust Series 2021-A A1(a),(c)		1.0650	09/25/65	647,662
79,825	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(c)		1.2470	12/26/24	74,065
61,926	Angel Oak Mortgage Trust Series 2021-8 A1(a),(c)		1.8200	11/25/66	52,920
115,506	Angel Oak Mortgage Trust Series 2022-5 A1(a),(d)		4.5000	05/25/67	113,225
92,758	Angel Oak Mortgage Trust Series 2023-1 A1(a),(d)		4.7500	09/26/67	91,086
39,000	Arm Master Trust, LLC Series 2023-T1 A(a)		6.5620	02/17/25	38,984
81,423	Arroyo Mortgage Trust Series 2019-1 A1(a),(c)		3.8050	01/25/49	77,673
85,543	Arroyo Mortgage Trust Series 2019-2 A1(a),(c)		3.3470	04/25/49	80,644
250,091	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(d)		2.8790	07/25/49	237,780
32,370	Chase Mortgage Finance Corporation Series 2016-SH2 M2(a),(c)		3.7500	02/25/44	29,617
42,029	Chase Mortgage Finance Corporation Series 2016-SH1 M2(a),(c)		3.7500	04/25/45	38,531
361,775	CIM TRUST Series 2022-R2 A1(a),(c)		3.7500	12/25/61	344,050
57,885	COLT Funding, LLC Series 2021-3R A1(a),(c)		1.0510	12/25/64	51,051
1,432,844	COLT Mortgage Loan Trust Series 2022-4 A1(a),(c)		4.3010	03/25/67	1,396,431
627,870	COLT Mortgage Loan Trust Series 2022-5 A1(a),(c)		4.5500	04/25/67	618,622
636,219	COLT Mortgage Loan Trust Series 2023-3 A1(a),(d)		7.1800	09/25/68	652,436
693,622	COLT Mortgage Loan Trust Series 2023-4 A1(a),(d)		7.1630	10/25/68	709,897
132,574	CSMC Trust Series 2020-RPL4 A1(a),(c)		2.0000	01/25/60	118,392
19,308	CSMC Trust Series 2020-NQM1 A1(a),(d)		1.2080	05/25/65	17,741
255,306	Deephaven Residential Mortgage Trust Series 2022-1 A1(a),(c)		2.2050	01/25/67	231,564
309,834	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(c)		3.0460	11/25/59	290,682
21,099	Flagstar Mortgage Trust Series 2017-1 1A3(a),(c)		3.5000	03/25/47	19,135
8,391	Galton Funding Mortgage Trust Series 2018-1 A23(a),(c)		3.5000	11/25/57	7,625
254,690	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(a),(d)		4.3800	05/25/67	249,123
20,658	JP Morgan Mortgage Trust Series 2017-5 A1(a),(c)		3.6840	12/15/47	20,360
883,204	JP Morgan Mortgage Trust Series 2017-4 A3(a),(c)		3.5000	11/25/48	794,555
100,000	METLIFE S.E.CURITIZATION TRUST Series 2017-1A M1(a),(c)		3.4520	04/25/55	88,516

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 31.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% (Continued)
29,241	METLIFE S.E.CURITIZATION TRUST Series 2019-1A A1A(a),(c)		3.7500	04/25/58	$28,509
1,218,925	MFA Trust Series 2022-INV1 A1(a),(d)		3.9070	04/25/66	1,183,046
718,113	MFA Trust Series 2022-NQM2 A1(a),(d)		4.0000	05/25/67	689,782
195,678	Mill City Mortgage Loan Trust Series 2017-3 M2(a),(c)		3.2500	01/25/61	182,460
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(c)		3.5000	10/25/69	178,303
170,000	New Residential Mortgage Loan Trust Series 2022-RTL1 A1F(a)		4.3360	12/25/26	166,854
138,799	New Residential Mortgage Loan Trust Series 2014-3A AFX3(a),(c)		3.7500	11/25/54	130,620
141,670	New Residential Mortgage Loan Trust Series 2016-3A B1(a),(c)		4.0000	09/25/56	133,176
35,113	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(c)		3.7500	11/25/56	33,092
672,707	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(c)		4.0000	03/25/57	638,871
470,592	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(c)		4.0000	12/25/57	448,939
37,867	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(c)		0.9410	09/25/58	34,565
215,000	New Residential Mortgage Loan Trust Series 2019-RPL2 M2(a),(c)		3.7500	02/25/59	187,403
702,609	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(a),(c)		3.0790	03/27/62	644,223
135,000	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(a),(d)		2.8570	06/25/26	134,581
160,520	PRET, LLC Series 2021-RN3 A1(a),(d)		1.8430	09/25/51	153,945
28,665	Provident Funding Mortgage Loan Trust Series 2019-1 A2(a),(c)		3.0000	12/25/49	24,712
582,672	RCKT Mortgage Trust Series 2023-CES1 A1A(a),(c)		6.5150	06/25/43	587,834
52,913	RCKT Mortgage Trust Series 2020-1 A1(a),(c)		3.0000	02/25/50	45,646
43,082	Residential Mortgage Loan Trust Series 2020-1 A1(a),(c)		2.3760	02/25/24	41,225
2,676	Residential Mortgage Loan Trust Series 2019-2 A1(a),(c)		2.9130	05/25/59	2,655
150,495	SG Residential Mortgage Trust Series 2021-1 A3(a),(c)		1.5600	07/25/61	121,177
61,347	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(c)		2.2750	02/25/50	57,700
725,000	Towd Point Mortgage Trust Series 2017-1 A2(a),(c)		3.5000	10/25/56	711,121
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(a),(b)	TSFR1M + 1.714%	7.0500	05/25/58	274,859
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(c)		2.7500	11/25/61	298,829
87,798	Verus Securitization Trust Series 2019-INV2 A1(a),(c)		3.9130	07/25/59	84,341
100,000	Verus Securitization Trust Series 2019-4 M1(a),(c)		3.2070	11/25/59	90,550
143,321	Verus Securitization Trust Series 2020-1 A1(a),(d)		3.4170	01/25/60	137,353
862,293	Verus Securitization Trust Series 2022-7 A1(a),(d)		5.1520	07/25/67	865,493
1,599,797	Verus Securitization Trust Series 2023-1 A1(a),(d)		5.8500	12/25/67	1,600,219
153,057	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(c)		3.0000	07/25/50	131,752
					17,136,202

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 31.8% (Continued)
	CREDIT CARD — 0.5%
400,000	Discover Card Execution Note Trust Series A2 A		4.9300	06/15/28	$403,599
316,000	Mercury Financial Credit Card Master Trust Series 2023-1A A(a)		8.0400	09/20/27	320,533
					724,132
	NON AGENCY CMBS — 2.9%
115,434	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 A1(a),(c)		2.0680	05/25/50	105,531
280,000	BBCMS Mortgage Trust Series 2018-TALL(a),(b)	TSFR1M + 0.919%	6.2530	03/15/37	267,122
160,000	Benchmark Mortgage Trust Series 2023-B38 A2		5.6260	04/15/56	164,930
90,000	BPR Trust Series 2021-KEN A(a),(b)	TSFR1M + 1.364%	6.6970	02/15/29	89,947
610,000	BPR Trust Series 2022-OANA A(a),(b)	TSFR1M + 1.898%	7.2310	04/15/37	610,084
445,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	401,598
410,000	BX Trust Series 2019-OC11 D(a),(c)		4.0750	12/09/41	362,602
150,000	COMM Mortgage Trust Series 2020-CBM B(a)		3.0990	02/10/37	143,509
548,635	CSMC Series 2019-ICE4 A(a),(b)	TSFR1M + 1.027%	6.3610	05/15/36	548,340
192,375	Extended Stay America Trust Series 2021-ESH C(a),(b)	TSFR1M + 1.814%	7.1470	07/15/38	190,690
305,000	GCT Commercial Mortgage Trust Series 2021-GCT A(a),(b)	TSFR1M + 0.914%	6.2480	02/15/38	246,371
419,000	JP Morgan Chase Commercial Mortgage Securities Series C13 E(a),(c)		3.9860	01/15/46	343,371
325,000	MIRA Trust Series 2023-Mile A(a)		6.7550	06/06/28	339,453
364,000	ORL Trust Series 2023-GLKS A(a),(b)	TSFR1M + 2.350%	7.6840	10/15/28	365,596
62,000	WFRBS Commercial Mortgage Trust Series 2014-C24 AS		3.9310	11/15/47	58,989
					4,238,133
	OTHER ABS — 8.2%
336,000	Affirm Asset Securitization Trust Series 2023-B A(a)		6.8200	09/15/28	343,509
1,539,544	American Homes 4 Rent Series 2015-SFR1 A(a)		3.4670	04/17/52	1,503,933
230,000	American Homes 4 Rent Trust Series 2014-SFR2 C(a)		4.7050	10/17/36	227,633
220,000	American Homes 4 Rent Trust Series 2015-SFR2 C(a)		4.6910	10/17/45	216,481
369,645	AMSR Trust Series 2020-SFR1(a)		1.8190	04/17/25	354,775
175,000	AMSR Trust Series 2020-SFR1 B(a)		2.1200	04/17/37	167,879
250,000	AMSR Trust Series 2020-SFR2 C(a)		2.5330	07/17/37	238,679
100,000	AMSR Trust Series 2020-SFR2 D(a)		3.2820	07/17/37	96,224
375,860	Amur Equipment Finance Receivables XII, LLC Series 1A A2(a)		6.0900	12/20/29	379,465
113,642	Aqua Finance Trust Series 2017-A A(a)		3.7200	11/15/35	113,114
52,712	Aqua Finance Trust Series 2019-A A(a)		3.1400	07/16/40	49,750
204,044	Aqua Finance Trust Series 2019-A C(a)		4.0100	07/16/40	188,561
270,000	Aqua Finance Trust Series 2020-AA B(a)		2.7900	07/17/46	243,493

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 31.8% (Continued)
	OTHER ABS — 8.2% (Continued)
472,850	Arbys Funding, LLC Series 1A A2(a)		3.2370	07/30/50	$436,232
220,000	CCG Receivables Trust Series 2021-1 C(a)		0.8400	06/14/27	214,231
103,437	CF Hippolyta, LLC Series 2020-1 A1(a)		1.6900	07/15/60	96,520
296,550	CLI Funding VI, LLC Series 2020-1A A(a)		2.0800	09/18/45	267,322
37,809	Corevest American Finance Trust Series 2020-1 A1(a)		1.8320	03/15/50	36,672
100,000	Corevest American Finance Trust Series 2019-3 C(a)		3.2650	10/15/52	88,918
160,322	Corevest American Finance Trust Series 2020-4 A(a)		1.1740	12/15/52	149,556
10,340	Dext A.B.S, LLC Series 2020-1 B(a)		1.9200	11/15/27	10,318
429,000	Dext A.B.S, LLC Series 2023-1 A2(a)		5.9900	03/15/32	427,138
286,814	Elara HGV Timeshare Issuer, LLC Series 2023-A A(a)		6.1600	02/25/38	293,808
130,000	FirstKey Homes Trust Series 2021-SFR1 D(a)		2.1890	08/17/28	118,573
375,000	FirstKey Homes Trust Series 2020-SFR2 B(a)		1.5670	10/19/37	350,852
76,479	Foundation Finance Trust Series 2019-1A A(a)		3.8600	11/15/34	75,920
362,202	Foundation Finance Trust Series 2023-2A A(a)		6.5300	06/15/49	370,306
65,906	HIN Timeshare Trust Series 2020-A C(a)		3.4200	10/09/39	62,480
129,025	Jersey Mike’s Funding Series 2019-1A A2(a)		4.4330	02/15/50	122,555
944,856	Kubota Credit Owner Trust Series 2023-1A A2(a)		5.4000	02/17/26	944,444
44,854	MVW, LLC Series 2020-1A A(a)		1.7400	10/20/37	42,085
302,367	MVW, LLC Series 2023-1A B(a)		5.4200	10/20/40	301,203
265,000	Octane Receivables Trust Series 2023-1A C(a)		6.3700	09/20/29	264,541
8,252	Oportun Funding, LLC Series 2022-1 A(a)		3.2500	06/15/29	8,233
28,810	Orange Lake Timeshare Trust Series 2019-A B(a)		3.3600	04/09/38	27,900
265,000	Progress Residential Series 2021-SFR3 D(a)		2.2880	05/17/26	244,274
201,000	Progress Residential Series 2021-SFR1 C(a)		1.5550	04/17/38	184,243
577,415	Progress Residential Trust Series 2020-SFR1 A(a)		1.7320	04/17/37	554,247
550,000	Progress Residential Trust Series 2020-SFR2 E(a)		5.1150	06/17/37	542,701
265,000	Regional Management Issuance Trust Series 2021-1 A(a)		1.6800	03/17/31	256,292
34,246	Sierra Timeshare Receivables Funding, LLC Series 2020-2A B(a)		2.3200	07/20/37	32,920
241,798	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(a)		6.2800	04/20/40	247,032
84,375	Taco Bell Funding, LLC Series 2016-1A A23(a)		4.9700	05/25/46	83,198
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	176,015
165,000	Tricon American Homes Trust Series 2019-SFR1 C(a)		3.1490	03/17/38	157,739
160,000	Tricon Residential Trust Series 2021-SFR1 B(a)		2.2440	07/17/38	148,223
460,000	Verizon Master Trust Series 1 A1A		5.0000	12/20/28	463,104
					11,923,291

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 31.8% (Continued)
	RESIDENTIAL MORTGAGE — 1.3%
74,197	Ajax Mortgage Loan Trust Series 2019-D A1(a),(d)		2.9560	09/25/65	$70,029
111,627	Pretium Mortgage Credit Partners, LLC Series 2021-NPL1 A1(a),(d)		2.2390	09/27/60	111,379
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(c)		4.0160	07/25/56	128,918
115,000	Towd Point Mortgage Trust Series 2017-1 M1(a),(c)		3.7500	10/25/56	111,073
460,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(c)		3.0000	06/25/57	422,505
160,000	Towd Point Mortgage Trust Series 2017-6 A2(a),(c)		3.0000	10/25/57	147,864
140,000	Towd Point Mortgage Trust Series 2018-6 A1B(a),(c)		3.7500	03/25/58	133,043
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(c)		3.7500	03/25/58	269,493
255,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(c)		3.7500	12/25/58	233,733
235,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(c)		3.2500	10/25/59	210,019
38,801	VCAT, LLC Series 2021-NPL2 A1(a),(d)		2.1150	03/27/51	38,596
					1,876,652

	TOTAL ASSET BACKED SECURITIES (Cost $47,100,630)				46,373,647

	CORPORATE BONDS — 32.9%
	AEROSPACE & DEFENSE — 0.4%
200,000	Boeing Company (The)		5.8050	05/01/50	200,373
303,000	Boeing Company (The)		5.9300	05/01/60	302,529
85,000	TransDigm, Inc.		5.5000	11/15/27	83,190
					586,092
	APPAREL & TEXTILE PRODUCTS — 0.2%
260,000	Tapestry, Inc.		7.8500	11/27/33	277,663

	ASSET MANAGEMENT — 1.8%
157,000	Blackstone Private Credit Fund		2.6250	12/15/26	142,604
65,000	Blackstone Private Credit Fund(a)		7.3000	11/27/28	67,963
128,000	Blue Owl Credit Income Corporation		4.7000	02/08/27	122,370
20,000	Blue Owl Credit Income Corporation(a)		6.6500	03/15/31	19,831
330,000	Blue Owl Finance, LLC(a)		3.1250	06/10/31	273,324
335,000	Brookfield Finance, Inc.		6.3500	01/05/34	358,912

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	ASSET MANAGEMENT — 1.8% (Continued)

125,000	Charles Schwab Corporation (The)(b),(e)	SOFRRATE + 2.010%	6.1360	08/24/34	$132,114
305,000	Charles Schwab Corporation (The)(b)	H15T10Y + 3.079%	4.0000	03/01/69	253,598
255,000	Citadel, L.P.(a)		4.8750	01/15/27	249,912
250,000	Drawbridge Special Opportunities Fund, L.P. /(a)		3.8750	02/15/26	230,697
220,000	Icahn Enterprises, L.P. / Icahn Enterprises		5.2500	05/15/27	198,076
355,000	UBS Group A.G.(a),(b)	H15T1Y + 2.400%	4.9880	08/05/33	344,776
35,000	UBS Group A.G.(a),(b)	H15T5Y + 4.758%	9.2500	05/13/72	38,213
164,000	United Airlines Class A Pass Through Trust Series 2023-1 Class A(e)		5.8000	07/15/36	167,012
					2,599,402
	AUTOMOTIVE — 0.3%
25,000	Clarios Global, L.P. / Clarios US Finance Company(a)		6.7500	05/15/28	25,351
70,000	Ford Motor Company		4.7500	01/15/43	57,566
200,000	Ford Motor Credit Company, LLC		6.8000	05/12/28	207,827
190,000	Nissan Motor Acceptance Company, LLC(a)		7.0500	09/15/28	199,848
					490,592
	BANKING — 5.2%
200,000	Banco Mercantil del Norte S.A.(a),(b)	H15T10Y + 5.034%	6.6250	01/24/70	169,667
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	1,018,107
390,000	Bank of America Corporation(b),(e)	H15T5Y + 1.200%	2.4820	09/21/36	312,802
400,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	445,693
200,000	BBVA Bancomer S.A.(a),(b)	H15T5Y + 2.650%	5.1250	01/18/33	182,927
500,000	BPCE S.A.(a),(b)	SOFRRATE + 2.590%	7.0030	10/19/34	545,739
280,000	Citigroup, Inc.(b)	TSFR3M + 1.600%	3.9800	03/20/30	266,860
320,000	Citigroup, Inc.(b),(e)	SOFRRATE + 2.338%	6.2700	11/17/33	342,742
229,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	237,758
250,000	Citizens Bank NA		2.2500	04/28/25	240,315
20,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 2.010%	5.8410	01/23/30	20,144
250,000	Discover Bank		4.6500	09/13/28	239,295
250,000	Fifth Third Bancorp(b),(e)	SOFRRATE + 1.660%	4.3370	04/25/33	231,564
280,000	Huntington Bancshares, Inc.		2.5500	02/04/30	240,270

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	BANKING — 5.2% (Continued)
175,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.180%	6.5350	02/24/28	$175,552
710,000	JPMorgan Chase & Company		1.9530	02/04/32	579,446
420,000	JPMorgan Chase & Company(b),(e)	SOFRRATE + 2.580%	5.7170	09/14/33	432,594
82,000	JPMorgan Chase & Company Series HH(b)	SOFRRATE + 3.125%	4.6000	08/01/68	80,142
375,000	Societe Generale S.A.(a),(b)	H15T1Y + 2.100%	6.0660	01/19/35	376,327
200,000	Texas Capital Bancshares, Inc.(b)	H15T5Y + 3.150%	4.0000	05/06/31	184,385
285,000	Toronto-Dominion Bank (The)(b),(e)	H15T5Y + 4.075%	8.1250	10/31/82	296,728
90,000	Truist Financial Corporation(b)	SOFRRATE + 1.922%	5.7110	01/24/35	91,374
285,000	Truist Financial Corporation(b)	H15T10Y + 4.349%	5.1000	03/01/69	264,273
280,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	273,544
330,000	Wells Fargo & Company Series BB(b)	H15T5Y + 3.453%	3.9000	03/15/69	309,310
					7,557,558
	BEVERAGES — 0.4%
185,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	179,575
270,000	Bacardi Ltd. / Bacardi-Martini BV(a),(e)		5.4000	06/15/33	271,344
75,000	Central American Bottling Corp / CBC Bottling(a)		5.2500	04/27/29	70,158
					521,077
	BIOTECH & PHARMA — 0.8%
113,000	Amgen, Inc.(e)		5.2500	03/02/33	115,207
93,000	Amgen, Inc.		5.6500	03/02/53	95,857
40,000	Bausch Health Companies, Inc.(a)		5.7500	08/15/27	23,936
200,000	Cheplapharm Arzneimittel GmbH(a)		5.5000	01/15/28	191,699
45,000	Par Pharmaceutical, Inc.(a),(f)		7.5000	04/01/27	29,730
155,000	Royalty Pharma plc		2.1500	09/02/31	126,210
195,000	Royalty Pharma plc		3.3500	09/02/51	131,311
120,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	111,957
265,000	Utah Acquisition Sub, Inc.		3.9500	06/15/26	257,566
681	Viatris, Inc.(a)		2.3000	06/22/27	620
155,000	Viatris, Inc.		4.0000	06/22/50	109,654
					1,193,747

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	CABLE & SATELLITE — 0.3%
14,000	CCO Holdings, LLC / CCO Holdings Capital(a),(e)		6.3750	09/01/29	$13,638
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	159,905
45,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	39,136
200,000	CSC Holdings, LLC(a)		11.7500	01/31/29	203,518
					416,197
	CHEMICALS — 0.5%
235,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	213,850
189,000	INEOS Quattro Finance 2 plc(a)		3.3750	01/15/26	178,332
200,000	INEOS Quattro Finance 2 plc(a)		9.6250	03/15/29	210,500
130,000	Windsor Holdings III, LLC(a)		8.5000	06/15/30	135,044
					737,726
	COMMERCIAL SUPPORT SERVICES — 0.2%
10,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	10,237
265,000	UL Solutions, Inc.(a)		6.5000	10/20/28	279,413
					289,650
	CONTAINERS & PACKAGING — 0.1%
190,000	Berry Global, Inc.(a)		5.6500	01/15/34	191,802

	ELEC & GAS MARKETING & TRADING — 0.2%
260,000	New York State Electric & Gas Corporation(a)		5.8500	08/15/33	271,866

	ELECTRIC UTILITIES — 2.7%
320,000	Black Hills Corporation		6.1500	05/15/34	335,780
355,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	321,896
250,000	Electricite de France S.A.(a)		6.9000	05/23/53	279,895
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	266,526
260,000	Entergy Texas, Inc.		5.8000	09/01/53	276,928
330,000	Exelon Corporation(e)		5.6000	03/15/53	332,835
188,000	National Rural Utilities Cooperative Finance(b)	TSFR3M + 3.172%	8.4890	04/30/43	186,092
384,000	NRG Energy, Inc.(a)		7.0000	03/15/33	405,645
100,000	PacifiCorporation		5.3000	02/15/31	101,469
480,000	PacifiCorporation(e)		5.8000	01/15/55	480,784
403,000	Puget Energy, Inc.		2.3790	06/15/28	360,325
404,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	377,859

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	ELECTRIC UTILITIES — 2.7% (Continued)
245,000	Vistra Corporation(a),(b)	H15T5Y + 6.930%	8.0000	04/15/70	$244,652
					3,970,686
	ENGINEERING & CONSTRUCTION — 0.3%
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	129,077
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	327,149
					456,226
	FOOD — 0.2%
300,000	Pilgrim’s Pride Corporation		6.2500	07/01/33	306,708

	GAS & WATER UTILITIES — 0.3%
260,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	242,663
255,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	258,366
					501,029
	HEALTH CARE FACILITIES & SERVICES — 1.5%
225,000	AdaptHealth, LLC(a)		5.1250	03/01/30	176,912
290,000	Catalent Pharma Solutions, Inc.(a),(e)		3.5000	04/01/30	255,523
318,000	CVS Health Corporation		5.8750	06/01/53	326,624
185,000	HCA, Inc.(e)		5.5000	06/01/33	187,907
345,000	HCA, Inc.		5.2500	06/15/49	318,866
400,000	IQVIA, Inc.(a)		5.7000	05/15/28	407,685
540,000	Universal Health Services, Inc.		2.6500	01/15/32	442,091
					2,115,608
	HOME & OFFICE PRODUCTS — 0.2%
275,000	Newell Brands, Inc.		6.3750	09/15/27	271,026

	HOME CONSTRUCTION — 0.5%
410,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	04/01/30	368,569
404,000	Meritage Homes Corporation(a)		3.8750	04/15/29	372,362
					740,931
	HOUSEHOLD PRODUCTS — 0.3%
370,000	Church & Dwight Company, Inc.		5.0000	06/15/52	360,839

	INDUSTRIAL SUPPORT SERVICES — 0.3%
405,000	Ashtead Capital, Inc.(a)		5.5000	08/11/32	402,882

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
115,000	Bank of New York Mellon Corporation (The)(b)	SOFRINDX + 2.074%	5.8340	10/25/33	$121,628
265,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 4.358%	4.7000	09/20/68	261,009
285,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.090%	1.9920	01/27/32	231,901
310,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	338,685
225,000	Morgan Stanley Series F		3.1250	07/27/26	215,944
395,000	Morgan Stanley		6.3750	07/24/42	451,769
215,000	Northern Trust Corporation		3.3750	05/08/32	200,475
125,000	Northern Trust Corporation		6.1250	11/02/32	134,654
220,000	State Street Corporation(b)	SOFRRATE + 1.726%	4.1640	08/04/33	206,875
175,000	State Street Corporation(b)	H15T5Y + 2.613%	6.7000	03/15/74	174,997
					2,337,937
	INSURANCE — 2.0%
200,000	Allianz S.E.(a),(b)	H15T5Y + 3.232%	6.3500	09/06/53	209,243
250,000	Allstate Corporation (The)(b)	TSFR3M + 3.200%	8.5790	08/15/53	250,526
185,000	Ascot Group Ltd.(a)		4.2500	12/15/30	152,915
391,000	Corebridge Financial, Inc.(b),(e)	H15T5Y + 3.846%	6.8750	12/15/52	392,444
150,000	GA Global Funding Trust(a)		5.5000	01/08/29	150,894
198,000	Global Atlantic Fin Company(a)		7.9500	06/15/33	219,991
45,000	HUB International Ltd.(a)		7.2500	06/15/30	46,504
175,000	Liberty Mutual Group, Inc.(a),(b)	H15T5Y + 3.315%	4.1250	12/15/51	153,678
168,000	Lincoln National Corporation(b)	TSFRM3 + 2.040%	7.6190	04/20/67	121,800
325,000	MetLife, Inc.(b)	H15T5Y + 3.576%	3.8500	03/15/69	310,894
126,000	MetLife, Inc.(b)	TSFR3M + 3.221%	5.8750	09/15/66	125,228
335,000	Nippon Life Insurance Company(a),(b)	H15T5Y + 2.954%	6.2500	09/13/53	349,363
104,000	Prudential Financial, Inc.(b)	H15T5Y + 3.162%	5.1250	03/01/52	97,268
53,000	Prudential Financial, Inc.(b)	H15T5Y + 3.234%	6.0000	09/01/52	52,952
210,000	Prudential Financial, Inc.(b)	H15T5Y + 2.848%	6.7500	03/01/53	217,618
					2,851,318
	LEISURE FACILITIES & SERVICES — 0.1%
150,000	Churchill Downs, Inc.(a)		6.7500	05/01/31	152,322

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	MACHINERY — 0.7%
430,000	Regal Rexnord Corporation(a)		6.4000	04/15/33	$446,755
515,000	Veralto Corporation(a)		5.4500	09/18/33	527,668
					974,423
	MEDICAL EQUIPMENT & DEVICES — 1.0%
144,000	Bio-Rad Laboratories, Inc.		3.3000	03/15/27	137,516
179,000	Bio-Rad Laboratories, Inc.		3.7000	03/15/32	160,724
570,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	510,514
468,000	Illumina, Inc.		2.5500	03/23/31	391,643
350,000	Zimmer Biomet Holdings, Inc.(e)		3.5500	03/20/30	323,145
					1,523,542
	METALS & MINING — 0.7%
115,000	Alliance Resource Operating Partners, L.P. /(a)		7.5000	05/01/25	114,826
255,000	Corp Nacional del Cobre de Chile(a)		5.9500	01/08/34	255,417
140,000	FMG Resources August Pty Ltd. Series 2006(a)		5.8750	04/15/30	138,434
295,000	Glencore Funding, LLC(a),(e)		2.8500	04/27/31	254,940
215,000	Teck Resources Ltd.		6.1250	10/01/35	224,696
					988,313
	OIL & GAS PRODUCERS — 3.3%
540,000	BP Capital Markets plc(b)	H15T5Y + 4.398%	4.8750	12/22/00	512,488
160,000	CITGO Petroleum Corporation(a)		7.0000	06/15/25	160,082
130,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	138,419
150,000	Columbia Pipelines Operating Company, LLC(a)		6.0360	11/15/33	157,377
25,000	Columbia Pipelines Operating Company, LLC(a)		6.5440	11/15/53	27,457
35,000	Columbia Pipelines Operating Company, LLC(a)		6.7140	08/15/63	38,753
95,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.0000	05/01/29	93,566
125,000	DT Midstream, Inc.(a)		4.1250	06/15/29	114,652
205,000	Ecopetrol S.A.		8.8750	01/13/33	216,554
275,000	Enbridge, Inc.(b)	H15T5Y + 4.418%	7.6250	01/15/83	278,614
120,000	Energy Transfer, L.P.(b)	H15T5Y + 5.306%	7.1250	05/15/69	116,332
175,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	11/15/69	169,552
425,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	348,813
70,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	73,284

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	OIL & GAS PRODUCERS — 3.3% (Continued)
320,000	Kinder Morgan, Inc.		7.7500	01/15/32	$365,821
50,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	50,302
80,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	80,667
360,000	Northern Natural Gas Company(a)		5.6250	02/01/54	367,925
185,000	Occidental Petroleum Corporation		6.1250	01/01/31	192,208
200,000	Pertamina Persero PT(a)		6.4500	05/30/44	211,948
365,000	Petroleos Mexicanos		6.5000	03/13/27	342,548
185,000	Petroleos Mexicanos		7.6900	01/23/50	129,441
250,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	213,452
95,000	Venture Global Calcasieu Pass, LLC(a)		3.8750	08/15/29	85,431
40,000	Viper Energy Partners, L.P.(a)		7.3750	11/01/31	41,410
315,000	Western Midstream Operating, L.P.		5.2500	02/01/50	281,844
					4,808,940
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
35,000	Kodiak Gas Services, LLC(a)		7.2500	02/15/29	35,419
210,000	Nabors Industries Ltd.(a)		7.2500	01/15/26	206,256
160,000	Transocean, Inc.(a)		11.5000	01/30/27	167,318
90,000	USA Compression Partners, L.P. / USA Compression		6.8750	04/01/26	89,573
					498,566
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
310,000	EPR Properties		4.7500	12/15/26	299,238
108,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.2500	01/15/32	90,930
260,000	GLP Capital, L.P. / GLP Financing II, Inc.(e)		6.7500	12/01/33	276,941
25,000	MPT Operating Partnership, L.P. / MPT Finance		4.6250	08/01/29	16,937
125,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	76,680
355,000	Sabra Health Care, L.P.		3.2000	12/01/31	290,016
75,000	Service Properties Trust		4.9500	02/15/27	68,719
205,000	VICI Properties, L.P.		4.9500	02/15/30	199,058
165,000	VICI Properties, L.P.		5.1250	05/15/32	157,815
150,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.1250	08/15/30	136,973
					1,613,307
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
275,000	Ontario Teachers’ Cadillac Fairview Properties(a)		2.5000	10/15/31	221,359

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	RETAIL - DISCRETIONARY — 0.5%
205,000	Beacon Roofing Supply, Inc.(a)		6.5000	08/01/30	$207,953
175,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	165,673
345,000	PetSmart, Inc. / PetSmart Finance Corporation(a),(e)		7.7500	02/15/29	336,666
					710,292
	SOFTWARE — 0.3%
90,000	Consensus Cloud Solutions, Inc.(a),(e)		6.5000	10/15/28	80,859
115,000	Oracle Corporation		6.2500	11/09/32	123,856
188,000	Oracle Corporation		5.5500	02/06/53	186,707
75,000	Oracle Corporation		3.8500	04/01/60	54,363
					445,785
	SPECIALTY FINANCE — 1.4%
330,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	283,003
225,000	American Express Company(b)	SOFRRATE + 1.930%	5.6250	07/28/34	230,962
235,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	218,879
210,000	Avolon Holdings Funding Ltd.(a)		4.3750	05/01/26	203,849
472,000	Capital One Financial Corporation		2.3590	07/29/32	357,136
290,000	First American Financial Corporation		4.0000	05/15/30	262,913
120,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	111,234
235,000	OneMain Finance Corporation		6.8750	03/15/25	236,068
150,000	Synchrony Financial		4.8750	06/13/25	147,939
67,000	Synchrony Financial		3.7000	08/04/26	63,629
					2,115,612
	STEEL — 0.1%
195,000	ArcelorMittal S.A.		6.8000	11/29/32	209,634

	TECHNOLOGY HARDWARE — 0.2%
189,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	233,043

	TECHNOLOGY SERVICES — 1.3%
140,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	131,975
275,000	Booz Allen Hamilton, Inc.(a)		4.0000	07/01/29	259,003
485,000	CoStar Group, Inc.(a)		2.8000	07/15/30	416,684
240,000	Gartner, Inc.(a)		3.7500	10/01/30	215,259

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.9% (Continued)
	TECHNOLOGY SERVICES — 1.3% (Continued)
320,000	Leidos, Inc.		2.3000	02/15/31	$266,552
401,000	MSCI, Inc.(a)		3.6250	09/01/30	360,741
245,000	Science Applications International Corporation(a)		4.8750	04/01/28	232,586
					1,882,800
	TELECOMMUNICATIONS — 0.7%
160,000	Level 3 Financing, Inc.(a)		4.2500	07/01/28	54,400
270,000	Level 3 Financing, Inc.(a)		3.6250	01/15/29	81,000
205,000	Sprint Capital Corporation		8.7500	03/15/32	251,795
62,500	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		4.7380	03/20/25	62,039
254,000	T-Mobile USA, Inc.(e)		5.0500	07/15/33	254,092
360,000	Vodafone Group plc(e)		5.6250	02/10/53	362,493
					1,065,819
	TOBACCO & CANNABIS — 0.2%
295,000	BAT Capital Corporation(e)		7.7500	10/19/32	335,124

	TRANSPORTATION & LOGISTICS — 0.5%
390,831	Alaska Airlines Class A Pass Through Trust Series 2021-1(a)		4.8000	08/15/27	382,428
309,106	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	293,375
					675,803

	TOTAL CORPORATE BONDS (Cost $48,163,459)				47,903,246

	MUNICIPAL BONDS — 2.2%
	CITY — 0.3%
340,000	City of Bristol VA		4.2100	01/01/42	299,200
145,000	City of San Antonio TX		1.9630	02/01/33	117,380
					416,580
	GOVERNMENT LEASE — 0.1%
145,000	Texas Public Finance Authority		2.1400	02/01/35	113,434

	HOSPITALS — 0.1%
135,000	Idaho Health Facilities Authority		5.0200	03/01/48	127,314

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.2% (Continued)
	LOCAL AUTHORITY — 0.6%
310,000	San Diego County Regional Airport Authority	5.5940	07/01/43	$305,001
600,000	State of Texas	3.2110	04/01/44	488,217
35,000	Texas Transportation Commission State Highway Fund	4.0000	10/01/33	33,884
				827,102
	MISCELLANEOUS TAX — 0.6%
765,000	Metropolitan Transportation Authority	5.0000	11/15/45	842,595

	SALES TAX — 0.0%(g)
20,000	Sales Tax Securitization Corporation	3.4110	01/01/43	15,990

	WATER AND SEWER — 0.5%
705,000	Broward County FL Water & Sewer Utility Revenue	4.0000	10/01/47	706,172
160,000	Santa Clara Valley Water District	2.9670	06/01/50	115,833
				822,005

	TOTAL MUNICIPAL BONDS (Cost $3,537,606)			3,165,020

	NON U.S. GOVERNMENT & AGENCIES — 1.5%
	SOVEREIGN — 1.5%
200,000	Brazilian Government International Bond	6.0000	10/20/33	197,957
515,000	Dominican Republic International Bond(a)	4.8750	09/23/32	460,909
250,000	Hungary Government International Bond(a)	6.2500	09/22/32	261,537
200,000	Mexico Government International Bond	2.6590	05/24/31	168,221
250,000	Mexico Government International Bond	6.3500	02/09/35	260,625
200,000	Mexico Government International Bond	6.0000	05/07/36	203,961
505,000	Romanian Government International Bond(a)	5.8750	01/30/29	510,711
200,000	Serbia International Bond(a)	6.5000	09/26/33	204,534
				2,268,455
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,230,318)			2,268,455

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.1%
	AEROSPACE & DEFENSE — 0.1%
194,145	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.5980	08/10/28	$194,558

	ASSET MANAGEMENT — 0.1%
34,825	FinCompany I, LLC(b)	TSFR1M + 3.000%	8.3830	06/27/29	34,929
40,000	GIP Pilot Acquisition Partners, L.P.(b)	TSFR3M + 3.000%	8.3270	09/15/30	40,083
75,000	GTCR W Merger Sub, LLC(b)	TSFR1M + 3.000%	8.3340	09/20/30	75,102
					150,114
	AUTOMOTIVE — 0.2%
214,463	Clarios Global, L.P.(b)	TSFR1M + 3.000%	8.5950	05/06/30	214,865

	BEVERAGES — 0.1%
95,000	Pegasus Bidco BV(b)	TSFR1M + 3.750%	9.0860	07/12/29	95,309

	BIOTECH & PHARMA — 0.1%
114,188	Perrigo Investments, LLC(b)	TSFR1M + 2.500%	7.4560	04/07/29	114,140

	CABLE & SATELLITE — 0.5%
215,000	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	8.6060	09/18/30	209,464
269,525	Directv Financing, LLC(b)	TSFR1M + 5.365%	10.7020	08/02/29	269,750
205,000	Virgin Media Bristol, LLC(b)	TSFR1M + 2.500%	7.9760	01/04/28	201,653
					680,867
	CHEMICALS — 0.5%
158,934	INEOS US Finance, LLC(b)	TSFR1M + 3.750%	9.2060	11/08/27	158,020
129,328	Innophos Holdings, Inc.(b)	TSFR1M + 3.250%	8.7200	02/04/27	127,847
114,425	LSF11 A5 HoldCo, LLC(b)	TSFR1M + 4.350%	9.7060	10/15/28	114,569
60,000	Lummus Technology Holdings V, LLC(b)	TSFR1M + 3.500%	8.8350	06/30/27	60,045
54,862	Nouryon USA, LLC(b)	TSFR1M + 4.100%	9.4670	04/03/28	54,902
164,588	Windsor Holdings III, LLC(b)	TSFR3M + 4.500%	9.8480	06/22/30	165,022
					680,405
	COMMERCIAL SUPPORT SERVICES — 0.4%
212,976	AlixPartners LLP(b)	TSFR1M + 2.750%	8.2200	01/28/28	213,124
166,978	Brightview Landscapes, LLC(b)	TSFR1M + 3.250%	8.6330	04/22/29	167,228
103,027	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.500%	8.7200	09/30/28	102,827
70,000	CHG Healthcare Services, Inc.(b)	TSFR3M + 3.750%	9.1030	09/30/28	69,991
					553,170

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.1% (Continued)
	CONSTRUCTION MATERIALS — 0.0%(g)
15,000	Summit Materials, LLC(b)	TSFR1M + 2.500%	7.8520	11/30/28	$15,061

	ELECTRIC UTILITIES — 0.1%
58,703	Generation Bridge Northeast, LLC(b)	TSFR1M + 4.250%	9.6060	08/07/29	59,045

	ELECTRICAL EQUIPMENT — 0.2%
267,308	Brookfield WEC Holdings, Inc.(b)	TSFR1M + 2.750%	8.2200	08/01/25	266,158

	ENGINEERING & CONSTRUCTION — 0.1%
200,000	Pike Corporation(b)	TSFR1M + 3.000%	8.4700	12/21/27	200,548

	ENTERTAINMENT CONTENT — 0.2%
248,092	Univision Communications, Inc.(b)	TSFR1M + 3.250%	8.7200	03/24/26	248,201

	FOOD — 0.3%
55,000	Chobani, LLC(b)	TSFR1M + 3.750%	9.1120	10/25/27	55,120
173,684	Del Monte Foods, Inc.(b)	TSFR1M + 4.250%	11.7500	05/16/29	155,701
267,396	Froneri US, Inc.(b)	TSFR1M + 2.250%	7.7060	01/30/27	267,352
					478,173
	GAS & WATER UTILITIES — 0.0%(g)
35,000	NGL Energy Operating, LLC(b)	TSFR1M + 4.500%	9.8350	01/27/31	34,989

	HEALTH CARE FACILITIES & SERVICES — 0.0%(g)
10,000	Catalent Pharma Solutions, Inc.(b)	TSFR1M + 3.100%	8.3560	02/22/28	10,000
30,000	Phoenix Newco, Inc.(b)	TSFR1M + 3.250%	8.7200	08/11/28	29,956
					39,956
	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
120,477	Citadel Securities, L.P.(b)	TSFR1M + 2.500%	7.9700	07/26/30	120,448
40,000	Citadel Securities, L.P.(b)	TSFR1M + 2.250%	7.5880	07/29/30	39,990
					160,438
	INSURANCE — 0.0%(g)
45,000	Acrisure, LLC(b)	TSFR1M + 4.500%	9.8880	10/20/30	45,225

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.1% (Continued)
	INTERNET MEDIA & SERVICES — 0.1%
201,673	Uber Technologies, Inc.(b)	TSFR1M + 2.750%	8.1350	03/03/30	$201,915

	LEISURE FACILITIES & SERVICES — 0.7%
59,550	Caesars Entertainment, Inc.(b)	TSFR1M + 3.250%	8.7060	01/26/30	59,598
25,000	Caesars Entertainment, Inc.(b)	TSFR1M + 2.750%	8.0870	01/24/31	24,984
124,375	Carnival Corporation(b)	TSFR1M + 3.000%	8.3570	08/08/27	124,593
180,000	Flutter Financing BV(b)	TSFR1M + 2.250%	7.6980	11/18/30	179,550
35,000	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.850%	8.0950	01/10/31	34,983
95,000	Hilton Worldwide Finance, LLC(b)	TSFR1M + 2.100%	7.4550	11/09/30	95,125
39,400	Light & Wonder International, Inc.(b)	TSFR1M + 2.850%	8.0830	04/16/29	39,494
40,000	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	9.5980	07/20/30	40,100
153,446	Scientific Games Holdings, L.P.(b)	SOFRRATE + 3.500%	8.5800	02/04/29	152,423
249,717	UFC Holdings, LLC(b)	TSFR1M + 2.750%	8.3360	04/29/26	249,900
					1,000,750
	MACHINERY — 0.3%
65,375	Alliance Laundry Systems, LLC(b)	TSFR3M + 3.500%	8.9940	09/30/27	65,452
124,048	Filtration Group Corporation(b)	TSFR1M + 3.500%	8.9700	10/19/28	124,180
70,137	Standard Industries, Inc.(b)	TSFR1M + 2.500%	7.7010	08/06/28	70,178
134,288	Titan Acquisition Ltd.(b)	TSFR1M + 3.115%	8.7310	03/16/25	134,271
					394,081
	MEDICAL EQUIPMENT & DEVICES — 0.1%
212,834	Mozart Borrower, L.P.(b)	TSFR1M + 3.250%	8.4510	09/30/28	212,712

	METALS & MINING — 0.0%(g)
34,913	Arsenal AIC Parent, LLC(b)	TSFR1M + 4.500%	9.8560	07/27/30	34,963
15,000	Arsenal AIC Parent, LLC(b)	TSFR1M + 3.750%	9.0880	08/19/30	15,021
					49,984
	OIL & GAS PRODUCERS — 0.1%
68,404	Freeport LNG Investments LLLP(b)	TSFR3M + 3.500%	9.1770	11/17/28	67,784
97,355	Oryx Midstream Services Permian Basin, LLC(b)	TSFR1M + 3.250%	8.7100	09/30/28	97,332
					165,116

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.1% (Continued)
	PUBLISHING & BROADCASTING — 0.1%
94,000	Century DE Buyer, LLC(b)	TSFR3M + 4.000%	9.3170	09/27/30	$94,226

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
180,000	Iron Mountain, Inc.(b)	TSFR1M + 2.250%	7.5960	01/31/31	179,269

	RETAIL - DISCRETIONARY — 0.3%
40,000	84 Lumber Company(b)	TSFR1M + 2.850%	8.2060	11/18/30	40,400
85,000	Peer Holding III BV(b)	TSFR1M + 3.250%	8.5980	10/19/30	85,266
153,038	PetSmart, Inc.(b)	TSFR1M + 3.750%	9.2060	01/29/28	152,544
134,656	SRS Distribution, Inc.(b)	TSFR1M + 3.500%	8.9700	05/20/28	134,122
					412,332
	SOFTWARE — 0.6%
220,167	Applied Systems, Inc.(b)	TSFR1M + 4.500%	9.8480	09/19/26	221,048
25,000	Camelot US Acquisition, LLC(b)	TSFR1M + 2.750%	8.0850	01/31/31	25,000
132,947	CCC Intelligent Solutions, Inc.(b)	TSFR1M + 2.500%	7.7200	09/17/28	132,830
184,073	Central Parent, Inc.(b)	TSFR3M + 4.000%	9.3480	07/06/29	184,648
15,000	Epicor Software Corporation(b)	TSFR1M + 3.750%	9.1060	07/31/27	15,109
50,615	Open Text Corporation(b)	TSFR1M + 2.850%	8.2060	01/31/30	50,691
67,238	Sophia, L.P.(b)	TSFR1M + 3.600%	8.9560	10/07/27	67,226
195,735	UKG, Inc.(b)	TSFR3M + 3.250%	8.7640	05/03/26	196,040
					892,592
	TECHNOLOGY SERVICES — 0.4%
122,577	Blackhawk Network Holdings, Inc.(b)	TSFR3M + 3.000%	8.1380	05/22/25	122,535
64,083	Dun & Bradstreet Corporation (The)(b)	TSFR1M + 2.750%	8.2050	02/08/26	64,163
85,000	KBR, Inc.(b)	TSFR1M + 2.100%	8.0850	01/10/31	84,929
68,354	NAB Holdings, LLC(b)	SOFRRATE + 3.000%	8.2480	11/18/28	68,361
243,625	Peraton Corporation(b)	TSFR1M + 3.750%	9.2060	02/24/28	243,659
					583,647
	TELECOMMUNICATIONS — 0.2%
202,929	Cincinnati Bell, Inc.(b)	SOFRRATE + 3.250%	8.7060	11/17/28	200,859
129,338	Eagle Broadband Investments, LLC(b)	TSFR1M + 3.115%	8.6100	11/12/27	127,247
					328,106

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.1% (Continued)
	TRANSPORTATION & LOGISTICS — 0.1%
100,016	Brown Group Holding, LLC(b)	TSFR1M + 2.500%	8.2060	04/22/28	$99,467
49,000	Mileage Plus Holdings, LLC(b)	TSFR3M + 5.250%	10.7700	06/25/27	50,567
52,500	SkyMiles IP Ltd.(b)	TSFR1M + 3.750%	9.1660	09/16/27	53,786
					203,820
	TOTAL TERM LOANS (Cost $8,918,068)				8,949,772

	U.S. GOVERNMENT & AGENCIES — 23.5%
	AGENCY FIXED RATE — 5.5%
6,869	Fannie Mae Pool 735061		6.0000	11/01/34	7,154
9,541	Fannie Mae Pool 866009		6.0000	03/01/36	9,937
62,096	Fannie Mae Pool 938574		5.5000	09/01/36	63,934
23,773	Fannie Mae Pool 310041		6.5000	05/01/37	25,396
10,386	Fannie Mae Pool 962752		5.0000	04/01/38	10,534
13,779	Fannie Mae Pool 909175		5.5000	04/01/38	14,189
53,786	Fannie Mae Pool 909220		6.0000	08/01/38	56,027
44,217	Fannie Mae Pool AS7026		4.0000	04/01/46	42,612
74,977	Fannie Mae Pool BJ9260		4.0000	04/01/48	71,630
867,070	Fannie Mae Pool FS4438		5.0000	11/01/52	858,650
663,936	Fannie Mae Pool MA4980		6.0000	04/01/53	674,257
582,361	Fannie Mae Pool MA5072		5.5000	06/01/53	584,676
67,121	Freddie Mac Gold Pool G01980		5.0000	12/01/35	68,170
10,097	Freddie Mac Gold Pool G05888		5.5000	10/01/39	10,412
354,625	Freddie Mac Pool SB8269		6.0000	10/01/38	361,809
2,212,413	Freddie Mac Pool SD2026		5.0000	11/01/52	2,190,589
625,601	Freddie Mac Pool SD3238		5.5000	12/01/52	629,257
2,312,681	Freddie Mac Pool SD8309		6.0000	03/01/53	2,347,242
					8,026,475
	AGENCY MBS OTHER — 0.5%
676,507	Fannie Mae Pool MA4805		4.5000	11/01/52	654,853

	U.S. TREASURY BONDS — 2.1%
1,040,000	United States Treasury Bond		2.8750	05/15/49	805,553

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.5% (Continued)
	U.S. TREASURY BONDS — 2.1% (Continued)
1,440,000	United States Treasury Bond	2.0000	02/15/50	$918,366
2,500,000	United States Treasury Bond	1.3750	08/15/50	1,343,506
				3,067,425
	U.S. TREASURY NOTES — 15.4%
365,000	United States Treasury Note	4.3750	08/31/28	372,236
1,210,000	United States Treasury Note	2.6250	02/15/29	1,140,047
485,000	United States Treasury Note	0.8750	11/15/30	398,543
540,000	United States Treasury Note	2.8750	05/15/32	499,004
2,110,000	United States Treasury Note	3.8750	08/15/33	2,095,164
2,045,000	United States Treasury Note	1.8750	02/15/51	1,253,361
1,135,000	United States Treasury Note	1.8750	11/15/51	692,904
310,000	United States Treasury Note	2.8750	05/15/52	239,184
5,925,000	United States Treasury Note	4.0000	11/15/52	5,685,223
3,405,000	United States Treasury Note	3.6250	02/15/53	3,052,396
3,920,000	United States Treasury Note	3.6250	05/15/53	3,517,588
730,000	United States Treasury Note	4.1250	08/15/53	716,826
2,575,000	United States Treasury Note	4.7500	11/15/53	2,806,750
				22,469,226
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $38,545,292)			34,217,979

Shares
	SHORT-TERM INVESTMENTS — 5.5%
	COLLATERAL FOR SECURITIES LOANED - 2.8%
4,089,445	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(h),(i)			4,089,445

	MONEY MARKET FUNDS - 2.7%
3,884,832	Fidelity Government Portfolio, Class I, 5.22%(h)			3,884,832

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,974,277)			7,974,277

	TOTAL INVESTMENTS - 103.5% (Cost $156,469,650)			$150,852,396
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%			(5,034,883)
	NET ASSETS - 100.0%			$145,817,513

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

ABS	- Asset-Backed Securities

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage-Backed Securities

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

MBS	- Mortgage-Backed Securities

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SA	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $63,733,525 or 43.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2024.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2024.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,010,759 at January 31, 2024.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(i)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.8%
	CLO — 6.8%
1,500,000	Apidos CLO XX Series 2015-20A DR(a),(b)	US0003M + 5.700%	11.2760	07/16/31	$1,435,943
1,540,000	Atrium IX Series 9A ER(a),(b)	US0003M + 6.450%	12.0980	05/28/30	1,500,635
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A D(a),(b)	US0003M + 6.410%	11.9860	10/15/30	1,950,157
1,250,000	Goldentree Loan Management US Clo 2 Ltd. Series 2017-2A E(a),(b)	US0003M + 4.700%	10.2790	11/28/30	1,249,111
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(a),(b)	US0003M + 6.750%	12.3260	04/15/31	1,522,348
					7,658,194
	TOTAL ASSET BACKED SECURITIES (Cost $7,882,971)				7,658,194

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.1%
	CABLE & SATELLITE — 0.5%
330,000	Altice Financing S.A.(a)		5.7500	08/15/29	287,955
500,000	CSC Holdings, LLC(a)		5.7500	01/15/30	265,535
					553,490
	CHEMICALS — 0.4%
500,000	Consolidated Energy Finance S.A.(a)		5.6250	10/15/28	416,885

	COMMERCIAL SUPPORT SERVICES — 0.3%
450,000	Deluxe Corporation(a)		8.0000	06/01/29	405,563

	FOOD — 0.4%
524,000	HLF Financing Sarl, LLC / Herbalife International,(a)		4.8750	06/01/29	409,957

	HEALTH CARE FACILITIES & SERVICES — 0.4%
459,000	CHS/Community Health Systems, Inc.(a)		5.6250	03/15/27	424,652

	LEISURE FACILITIES & SERVICES — 0.5%
502,000	NCL Corporation Ltd.(a),(c)		7.7500	02/15/29	507,251

	METALS & MINING — 0.2%
184,000	Mineral Resources Ltd.(a)		9.2500	10/01/28	194,010
36,000	Mineral Resources Ltd.(a)		8.5000	05/01/30	37,068
					231,078

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.1% (Continued)
	OIL & GAS PRODUCERS — 1.3%
330,000	Comstock Resources, Inc.(a)	5.8750	01/15/30	$286,776
494,000	ITT Holdings, LLC(a)	6.5000	08/01/29	432,586
450,000	Strathcona Resources Ltd.(a),(c)	6.8750	08/01/26	446,150
390,000	Vital Energy, Inc.	9.7500	10/15/30	414,929
				1,580,441
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
514,000	Service Properties Trust	4.3750	02/15/30	398,662

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
458,000	Kennedy-Wilson, Inc.(c)	4.7500	03/01/29	383,825

	SOFTWARE — 0.3%
380,000	Helios Software Holdings, Inc. / ION Corporate(a)	4.6250	05/01/28	346,213

	SPECIALTY FINANCE — 0.9%
505,000	Apollo Commercial Real Estate Finance, Inc.(a)	4.6250	06/15/29	423,447
236,000	Burford Capital Global Finance, LLC(a)	6.8750	04/15/30	228,845
500,000	Cobra AcquisitionCo, LLC(a)	6.3750	11/01/29	406,875
				1,059,167
	TECHNOLOGY HARDWARE — 0.3%
520,000	Viasat, Inc.(a)	7.5000	05/30/31	390,650

	TECHNOLOGY SERVICES — 0.5%
475,000	ION Trading Technologies Sarl(a)	5.7500	05/15/28	435,632
10,000	Mobius Merger Sub, Inc.(a)	9.0000	06/01/30	9,888
				445,520
	TELECOMMUNICATIONS — 0.7%
500,000	Altice France S.A.(a)	5.5000	10/15/29	369,356
464,000	Sable International Finance Ltd.(a)	5.7500	09/07/27	449,291
				818,647
	TRANSPORTATION & LOGISTICS — 0.3%
301,631	Hawaiian Brand Intellectual Property Ltd. (a),(c)	5.7500	01/20/26	282,319

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.1% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.4%
571,000	C&S Group Enterprises, LLC(a)		5.0000	12/15/28	$464,228

	TOTAL CORPORATE BONDS (Cost $10,037,871)				9,118,548

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.5%
	AEROSPACE & DEFENSE — 1.7%
820,875	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 4.026%	9.3560	08/16/28	822,414
730,075	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.303%	9.6330	11/23/27	731,218
351,804	Standard Aero Ltd.(b)	TSFR1M + 4.026%	9.3560	08/16/28	352,463
					1,906,095
	ASSET MANAGEMENT — 2.6%
1,177,795	Advisor Group Holdings, Inc.(b)	TSFR1M + 4.526%	9.8560	08/10/28	1,178,166
677,514	Hightower Holding, LLC(b)	TSFR3M + 4.321%	9.6410	04/21/28	677,518
1,087,722	Nexus Buyer, LLC(b)	US0001M + 3.750%	9.2060	11/08/26	1,074,462
					2,930,146
	BEVERAGES — 1.2%
1,335,999	Pegasus Bidco BV(b)	TSFR1M + 4.300%	9.6300	05/05/29	1,340,341

	CABLE & SATELLITE — 1.6%
1,182,891	CSC Holdings, LLC(b)	US0003M + 4.282%	9.8620	07/17/25	1,157,878
650,000	UPC Financing Partnership(b)	US0001M + 3.000%	8.4480	01/31/29	643,185
					1,801,063
	CHEMICALS — 2.1%
420,323	Chemours Company (The)(b)	TSFR1M + 3.526%	8.8560	08/10/28	419,903
1,387,714	Groupe Solmax, Inc.(b)	US0001M + 4.750%	10.2200	07/23/28	1,344,965
570,411	Windsor Holdings III, LLC(b)	TSFR3M + 4.528%	9.8480	06/22/30	571,917
					2,336,785
	COMMERCIAL SUPPORT SERVICES — 5.3%
770,118	Amentum Government Services Holdings, LLC(b)	SOFRRATE + 4.000%	9.3370	02/07/29	771,562
1,173,000	APX Group, Inc.(b)	US0001M + 2.500%	10.7500	07/01/28	1,173,733
264,093	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.773%	9.1030	09/30/28	264,060

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.3% (Continued)
982,331	Creative Artists Agency, LLC(b)	TSFR1M + 3.773%	8.8560	11/16/28	$983,829
1,121,462	Garda World Security Corporation(b)	US0001M + 4.250%	9.7250	10/30/26	1,124,529
35,472	Ryan, LLC(b)	TSFR1M + 4.495%	9.8250	11/09/30	35,542
336,987	Ryan, LLC(b)	TSFR1M + 4.526%	9.8560	11/09/30	337,646
1,172,932	Sotheby’s(b)	US0001M + 4.500%	10.1550	01/15/27	1,165,162
					5,856,063
	CONSTRUCTION MATERIALS — 2.2%
910,684	Foley Products Company, LLC(b)	SOFRRATE + 4.750%	10.2480	02/10/29	912,678
876,869	Quikrete Holdings, Inc.(b)	TSFR1M + 2.890%	8.2200	03/18/29	877,873
705,695	US Silica Company(b)	TSFR1M + 4.776%	10.1060	03/17/30	708,532
					2,499,083
	CONSUMER SERVICES — 2.4%
727,623	KUEHG Corporation(b)	TSFR1M + 5.018%	10.3480	05/31/30	729,308
1,168,611	Mckissock Investment Holdings, LLC(b)	SOFRRATE + 5.000%	10.5760	03/04/29	1,172,082
345,828	Prometric Holdings, Inc.(b)	TSFR1M + 5.390%	10.7200	01/29/28	346,547
485,858	Spring Education Group, Inc.(b)	TSFR1M + 4.518%	9.8480	09/29/30	487,378
					2,735,315
	CONTAINERS & PACKAGING — 3.2%
1,172,379	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 4.250%	9.6310	03/30/29	1,166,329
1,262,373	LABL, Inc.(b)	US0001M + 5.000%	10.4560	10/22/28	1,201,690
653,054	Patriot Container Corporation(b)	US0003M + 3.750%	9.2060	03/16/25	636,591
582,003	Trident TPI Holdings, Inc.(b)	US0001M + 4.000%	9.6100	09/17/28	581,005
					3,585,615
	E-COMMERCE DISCRETIONARY — 0.5%
535,377	CNT Holdings I Corporation(b)	US0001 M + 3.500%	8.9260	10/16/27	535,155

	ELECTRIC UTILITIES — –%(d)
635,000	Texas Competitive Electric Holdings Company, LLC (e),(h)		—	11/22/49	—

	ELECTRICAL EQUIPMENT — 0.7%
663,347	Icebox Holdco III, Inc.(b)	US0001M + 3.750%	9.11000.	12/22/28	660,136

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.5% (Continued)
	ELECTRICAL EQUIPMENT — 0.7% (Continued)
179,825	Icebox Holdco III, Inc.(b)	US0001M + 6.750%	12.3600	12/15/29	$165,214
					825,350
	ENGINEERING & CONSTRUCTION — 1.0%
1,173,000	USIC Holdings, Inc.(b)	US0001M + 3.500%	9.1100	05/14/28	1,164,724

	ENTERTAINMENT CONTENT — 1.5%
598,905	NEP Group, Inc.(b)	TSFR1M + 3.255%	8.5850	08/19/26	587,676
1,109,094	Univision Communications, Inc.(b)	TSFR1M + 4.268%	9.5980	06/10/29	1,112,283
					1,699,959
	GAS & WATER UTILITIES — 0.1%
121,526	NGL Energy Operating, LLC(b)	TSFR1M + 4.268%	9.8350	01/27/31	121,489

	HEALTH CARE FACILITIES & SERVICES — 5.0%
1,173,000	Bella Holding Company, LLC(b)	US0001M + 3.750%	9.2060	04/01/28	1,171,428
388,066	Charlotte Buyer, Inc.(b)	TSFR3M + 5.266%	10.5860	02/11/28	389,102
1,171,789	Corgi BidCo, Inc.(b)	TSFR1M + 5.018%	10.3480	09/20/29	1,172,199
1,182,152	Milano Acquisition Corporation(b)	US0001M + 4.000%	9.4480	08/17/27	1,152,007
990,281	Phoenix Newco, Inc.(b)	US0001M + 3.250%	8.7200	08/11/28	988,836
871,419	Team Health Holdings, Inc.(b)	SOFRRATE + 5.250%	10.6330	02/17/27	728,724
					5,602,296
	HOME & OFFICE PRODUCTS — 0.2%
247,506	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 4.276%	9.6060	07/30/28	247,739

	INDUSTRIAL INTERMEDIATE PROD — 0.6%
639,207	Crosby US Acquisition Corporation(b)	TSFR1M + 5.027%	10.3570	06/27/26	640,504

	INSURANCE — 3.9%
469,695	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 4.276%	8.8330	11/06/30	471,208
452,422	Asurion, LLC(b)	US0001 M + 3.250%	8.7200	12/18/26	451,123
657,083	Asurion, LLC(b)	US0001 M + 3.250%	8.7200	07/28/27	648,413
355,000	Asurion, LLC(b)	US0001M + 5.250%	10.7200	01/29/28	341,054
365,000	Asurion, LLC(b)	US0001M + 5.250%	10.7200	01/14/29	347,064
549,059	BroadStreet Partners, Inc.(b)	TSFR1M + 3.776%	9.1060	01/26/29	549,402

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.5% (Continued)
	INSURANCE — 3.9% (Continued)
337,682	Hyperion Refinance Sarl(b)	TSFR1M + 4.047%	9.3770	03/24/30	$337,923
1,221,358	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.776%	9.1060	02/17/28	1,223,196
					4,369,383
	LEISURE FACILITIES & SERVICES — 5.6%
1,314,192	Aimbridge Acquisition Company, Inc.(b)	US0003M + 3.750%	9.2200	02/01/26	1,258,930
560,938	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.776%	10.1060	09/21/30	555,096
633,490	Carnival Corporation(b)	US0001M + 3.250%	8.7200	10/08/28	634,381
831,998	Dave & Buster’s, Inc.(b)	TSFR1M + 3.256%	8.5860	06/29/29	832,692
322,481	Motion Finco Sarl(b)	TSFR1M + 3.502%	8.8320	11/30/29	320,669
399,952	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.268%	9.5980	07/20/30	400,952
859,138	Playa Resorts Holding BV(b)	TSFR1M + 4.278%	9.6080	11/22/28	860,160
1,437,137	Wok Holdings, Inc.(b)	US0003M + 6.250%	11.7830	03/01/26	1,427,896
					6,290,776
	LEISURE PRODUCTS — 0.9%
1,063,836	Varsity Brands Holding Company, Inc.(b)	US0003M + 3.500%	10.4700	12/15/24	1,061,841

	MACHINERY — 1.7%
757,714	Alliance Laundry Systems, LLC(b)	US0001M + 3.500%	8.9940	09/30/27	758,608
1,171,948	STS Operating, Inc.(b)	US0003M + 4.250%	9.7060	12/07/24	1,175,610
					1,934,218
	MEDICAL EQUIPMENT & DEVICES — 0.9%
559,334	Mozart Borrower, L.P.(b)	US0001M + 3.250%	8.4510	09/30/28	559,013
501,862	Sotera Health Holdings, LLC(b)	TSFR1M + 3.776%	9.1060	12/11/26	502,489
					1,061,502
	METALS & MINING — 0.5%
598,666	Arsenal AIC Parent, LLC(b)	TSFR1M + 4.526%	9.8560	07/27/30	599,522

	OIL & GAS PRODUCERS — 3.1%
328,178	EG America, LLC(b)	TSFR1M + 5.283%	10.6130	02/07/28	322,229
777,535	EG America, LLC(b)	TSFR1M + 5.908%	11.2380	02/07/28	763,442
1,161,022	M6 ETX Holdings II Midco, LLC(b)	TSFR1M + 4.625%	9.9550	08/11/29	1,163,716
1,179,057	Medallion Midland Acquisition, L.P.(b)	TSFR1M + 3.534%	8.8640	10/18/28	1,185,324
					3,434,711

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — –%(d)
1,140	Paragon Offshore Finance Company(b)	US0003M+ 5.580%	5.5800	07/15/22	$—

	PUBLISHING & BROADCASTING — 0.8%
997,147	Sinclair Television Group, Inc.(b)	TSFR1M + 3.750%	9.2060	04/13/29	903,978

	REAL ESTATE INVESTMENT TRUSTS — 1.0%
1,175,729	Claros Mortgage Trust, Inc.(b)	TSFR1M + 4.625%	9.9560	08/09/26	1,131,640

	REAL ESTATE OWNERS & DEVELOPERS — 0.5%
506,086	Greystar Real Estate Partners, LLC(b)	TSFR1M + 3.795%	9.1250	08/07/30	507,035

	REAL ESTATE SERVICES — 0.1%
143,774	Cushman & Wakefield US Borrower, LLC(b)	TSFR1M + 4.026%	9.3560	01/31/30	143,235

	RETAIL - DISCRETIONARY — 3.8%
721,994	Hertz Corporation (The)(b)	US0001M + 3.250%	8.7200	06/14/28	715,172
139,557	Hertz Corporation (The)(b)	US0001M + 3.250%	8.7200	06/14/28	138,238
1,047,798	JP Intermediate B, LLC(b)	TSFR1M + 5.815%	11.1450	11/20/27	220,037
1,266,102	LBM Acquisition, LLC(b)	US0001M + 3.750%	9.2060	12/18/27	1,256,848
1,012,581	Park River Holdings, Inc.(b)	US0001 M + 3.403%	8.8430	01/22/28	986,001
511,418	Petco Health & Wellness Company, Inc.(b)	US0001M + 3.250%	8.8600	02/25/28	481,431
272,880	PetSmart, Inc.(b)	US0003M + 3.750%	9.2060	01/29/28	272,000
160,090	Wand NewCompany 3, Inc.(b)	TSFR1M + 3.758%	9.0880	01/20/31	160,365
					4,230,092
	SOFTWARE — 11.3%
701,261	Applied Systems, Inc.(b)	US0003M + 2.000%	9.8480	09/19/24	704,066
1,127,831	athenahealth, Inc.(b)	SOFRRATE + 3.500%	8.6060	01/27/29	1,114,438
1,173,313	Barracuda Networks, Inc.(b)	TSFR1M + 4.553%	9.8830	08/15/29	1,141,979
1,149,433	Central Parent, Inc.(b)	TSFR1M + 4.018%	9.3480	07/06/29	1,153,025
1,173,481	Condor Merger Sub, Inc.(b)	SOFRRATE + 4.000%	9.2030	02/03/29	1,165,266
586,294	Dcert Buyer, Inc.(b)	US0003M + 4.000%	9.3560	08/08/26	583,732
600,000	Dcert Buyer, Inc.(b)	US0001M + 7.000%	12.3560	02/16/29	552,375

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.5% (Continued)
	SOFTWARE — 11.3% (Continued)
561,169	Epicor Software Corporation(b)	US0001M + 3.250%	8.7200	07/31/27	$562,193
767,760	Greeneden US Holdings II, LLC(b)	US0001 M + 4.000%	9.4700	10/08/27	769,441
211,661	Helios Software Holdings, Inc.(b)	US0001M + 3.750%	9.2900	03/11/28	209,809
1,166,200	Proofpoint, Inc.(b)	US0001M + 3.250%	8.7200	06/10/28	1,159,926
800,830	Rackspace Technology Global, Inc.(b)	TSFR1M +2.900%	8.2300	02/09/28	349,250
1,075,863	RealPage, Inc.(b)	US0001M + 3.250%	8.4700	02/18/28	1,054,652
771,284	Sophia, L.P.(b)	US0003M + 3.250%	8.9560	09/23/27	771,145
264,318	Sophia, L.P.(b)	SOFRRATE + 4.250%	9.6060	10/07/27	264,979
1,172,449	Ultimate Software Group, Inc. (The)(b)	US0003M + 3.750%	9.2330	04/08/26	1,174,373
					12,730,649
	SPECIALTY FINANCE — 1.2%
616,275	Apollo Commercial Real Estate Finance, Inc.(b)	US0001M + 3.500%	8.9630	03/11/28	610,112
830,008	Fly Funding II Sarl(b)	US0003M + 1.800%	7.3800	08/09/25	788,594
					1,398,706
	TECHNOLOGY HARDWARE — 2.1%
1,172,237	VeriFone Systems, Inc.(b)	US0003M + 4.000%	9.6410	08/20/25	1,126,525
1,201,762	Viasat, Inc.(b)	SOFRRATE + 4.500%	9.8560	02/24/29	1,185,334
					2,311,859
	TECHNOLOGY SERVICES — 4.5%
364,636	Ahead DB Holdings, LLC(b)	TSFR1M + 4.255%	9.5850	01/24/31	364,180
175,500	ION Trading Finance Ltd.(b)	US0001M + 4.750%	10.1980	03/26/28	173,068
462,156	MoneyGram International, Inc.(b)	TSFR1M + 4.255%	10.8770	06/01/30	454,117
1,203,327	MPH Acquisition Holdings, LLC(b)	US0001M + 4.250%	9.9000	08/17/28	1,153,690
1,169,631	Peraton Corporation(b)	US0001M + 3.750%	9.2060	02/24/28	1,169,795
1,157,242	Sitel Worldwide Corporation(b)	US0001M + 3.750%	9.2200	07/29/28	1,119,273
581,141	Verscend Holding Corporation(b)	US0001M + 4.000%	9.4700	08/27/25	582,489
					5,016,612
	TELECOMMUNICATIONS — 2.1%
836,234	Altice France S.A.(b)	US0003M + 3.688%	10.8940	01/09/26	762,194
883,074	CCI Buyer, Inc.(b)	US0001M + 4.000%	9.3480	12/12/27	882,050

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.5% (Continued)
	TELECOMMUNICATIONS — 2.1% (Continued)
1,201,429	Telesat, LLC(b)	US0001M + 2.750%	8.4000	12/06/26	$737,527
					2,381,771
	TRANSPORTATION & LOGISTICS — 3.6%
962,866	Air Canada(b)	US0001M + 3.500%	9.1390	07/27/28	965,048
539,955	American Airlines, Inc.(b)	TSFR1M + 3.539%	8.8690	05/29/29	540,011
1,172,506	Kenan Advantage Group, Inc. (The)(b)	US0001M + 3.750%	9.2200	03/24/26	1,170,490
545,692	United Airlines, Inc.(b)	US0001M + 3.750%	9.2010	04/14/28	547,441
776,093	WestJet Airlines Ltd.(b)	TSFR1M + 3.539%	8.4370	10/08/26	775,934
					3,998,924
	TOTAL TERM LOANS (Cost $90,414,055)				89,334,176

Shares		Expiration Date	Exercise Price		Fair Value
	RIGHT — 0.0%(d)
	NON-LISTED RIGHT - 0.0% (d)
10,588	TRA Rights	11/22/2024	—		15,088

	TOTAL RIGHT (Cost $17,470)				15,088

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.0%(d)
	PUBLISHING & BROADCASTING - 0.0% (d)
14,905	iHeartMedia, Inc.	05/02/2039	$ 0.00		33,536

	TOTAL WARRANT (Cost $287,609)				33,536

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUND – 5.7%
6,406,925	Fidelity Money Market Government Portfolio Class I, 5.22%(f)				6,406,925

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.2% (Continued)
	COLLATERAL FOR SECURITIES LOANED – 1.5%
1,663,257	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(f),(g)	$1,663,257

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,070,182)	8,070,182

	TOTAL INVESTMENTS - 101.6% (Cost $116,710,158)	$114,229,724
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(1,810,311)
	NET ASSETS - 100.0%	$112,419,413

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	One Month Term Secured Overnight Financing Rate

TSFR3M	Three Month Term Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is 15,579,326 or 13.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,630,403 at January 31, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(g)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total values of these securities is $0.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares					Fair Value
	COMMON STOCKS — 1.9%
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
50	Hi-Crush(a)				$2,685,900

	TOTAL COMMON STOCKS (Cost $1,196,933)				2,685,900

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5%
	AEROSPACE & DEFENSE — 0.4%
493,000	Rolls-Royce plc(b)		5.7500	10/15/27	494,869

	ASSET MANAGEMENT — 0.7%
415,000	AG Issuer, LLC(b)		6.2500	03/01/28	410,263
623,000	NFP Corporation(b)		4.8750	08/15/28	617,346
					1,027,609
	AUTOMOTIVE — 1.5%
185,000	Ford Motor Company		3.2500	02/12/32	152,725
93,000	Ford Motor Company		4.7500	01/15/43	76,481
440,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	430,659
953,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	1,004,694
461,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	411,569
					2,076,128
	BIOTECH & PHARMA — 1.1%
200,000	Organon Finance 1, LLC(b)		4.1250	04/30/28	183,183
589,000	Organon Finance 1, LLC(b),(c)		5.1250	04/30/31	504,387
400,000	Teva Pharmaceutical Finance Netherlands III BV		5.1250	05/09/29	385,923
425,000	Teva Pharmaceutical Finance Netherlands III BV(c)		7.8750	09/15/29	458,959
					1,532,452
	CABLE & SATELLITE — 5.2%
1,090,000	Altice Financing S.A.(b),(c)		5.0000	01/15/28	979,225
525,000	Altice Financing S.A.(b)		5.7500	08/15/29	458,111
711,000	Block Communications, Inc.(b)		4.8750	03/01/28	639,114
855,000	Cable One, Inc.(b),(c)		4.0000	11/15/30	688,865
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.0000	02/01/28	357,125
825,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	771,544
470,000	CCO Holdings, LLC / CCO Holdings Capital(b),(c)		6.3750	09/01/29	457,854

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	CABLE & SATELLITE — 5.2% (Continued)
200,000	CSC Holdings, LLC(b)		11.7500	01/31/29	$203,518
775,000	CSC Holdings, LLC(b)		5.7500	01/15/30	411,579
1,045,000	CSC Holdings, LLC(b),(c)		4.6250	12/01/30	534,157
990,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	900,456
130,000	Sirius XM Radio, Inc.(b)		3.8750	09/01/31	108,470
635,000	UPC Broadband Finco BV(b)		4.8750	07/15/31	559,479
207,000	Virgin Media Finance plc(b)		5.0000	07/15/30	184,687
					7,254,184
	CHEMICALS — 2.2%
1,044,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	870,456
435,000	Methanex Corporation		5.1250	10/15/27	420,153
531,000	Minerals Technologies, Inc.(b)		5.0000	07/01/28	508,249
525,000	Olympus Water US Holding Corporation(b)		9.7500	11/15/28	560,591
596,000	Trinseo Materials Operating SCA / Trinseo(b)		5.1250	04/01/29	233,066
463,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	480,964
					3,073,479
	COMMERCIAL SUPPORT SERVICES — 3.9%
685,000	Allied Universal Holdco, LLC / Allied Universal(b)		4.6250	06/01/28	621,912
312,000	Covanta Holding Corporation		5.0000	09/01/30	267,362
255,000	Covert Mergeco, Inc.(b)		4.8750	12/01/29	221,913
1,100,000	Deluxe Corporation(b)		8.0000	06/01/29	991,375
505,000	Garda World Security Corporation(b),(c)		9.5000	11/01/27	506,734
222,000	Garda World Security Corporation(b)		6.0000	06/01/29	195,167
1,075,000	Harsco Corporation(b)		5.7500	07/31/27	1,011,553
400,000	Prime Security Services Borrower, LLC / Prime(b)		5.7500	04/15/26	400,343
518,000	Sotheby’s(b)		7.3750	10/15/27	498,551
350,000	Sotheby’s/Bidfair Holdings, Inc.(b)		5.8750	06/01/29	302,557
580,000	TriNet Group, Inc.(b)		3.5000	03/01/29	512,422
					5,529,889
	CONSTRUCTION MATERIALS — 0.7%
328,000	Standard Industries, Inc.(b)		4.7500	01/15/28	314,009
724,000	Standard Industries, Inc.(b)		3.3750	01/15/31	614,760
					928,769

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	CONSUMER SERVICES — 1.2%
890,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	$813,140
901,000	Rent-A-Center, Inc.(b),(c)		6.3750	02/15/29	859,743
					1,672,883
	CONTAINERS & PACKAGING — 2.6%
764,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b),(c)		3.2500	09/01/28	668,465
600,000	Clydesdale Acquisition Holdings, Inc.(b)		6.6250	04/15/29	597,625
500,000	Clydesdale Acquisition Holdings, Inc.(b)		8.7500	04/15/30	475,659
479,000	Crown Americas, LLC(c)		5.2500	04/01/30	463,320
507,000	LABL, Inc.(b)		5.8750	11/01/28	454,874
329,000	LABL, Inc.(b)		9.5000	11/01/28	328,437
382,000	Mauser Packaging Solutions Holding Company(b),(c)		7.8750	08/15/26	386,762
465,000	Silgan Holdings, Inc.		4.1250	02/01/28	435,858
					3,811,000
	ELECTRIC UTILITIES — 3.4%
703,000	Calpine Corporation(b)		5.0000	02/01/31	638,466
332,000	Calpine Corporation(b)		3.7500	03/01/31	289,916
670,000	Clearway Energy Operating, LLC(b)		3.7500	01/15/32	569,684
365,000	NextEra Energy Operating Partners, L.P.(b),(c)		4.5000	09/15/27	346,119
645,000	NextEra Energy Operating Partners, L.P.(b),(c)		7.2500	01/15/29	665,017
815,000	NRG Energy Inc(b),(c)		3.6250	02/15/31	699,138
555,000	NRG Energy, Inc.(b)		5.2500	06/15/29	532,910
310,000	Vistra Operations Company, LLC(b)		5.0000	07/31/27	300,441
560,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	582,147
					4,623,838
	ENGINEERING & CONSTRUCTION — 0.4%
557,000	VM Consolidated, Inc.(b),(c)		5.5000	04/15/29	524,525

	ENTERTAINMENT CONTENT — 1.6%
600,000	Banijay Entertainment S.A.SU(b)		8.1250	05/01/29	620,951
449,000	Paramount Global(c),(d)	H15T5Y + 3.999%	6.3750	03/30/62	398,768
735,000	Univision Communications, Inc.(b)		6.6250	06/01/27	727,718
421,000	Univision Communications, Inc.(b),(c)		7.3750	06/30/30	413,722
					2,161,159

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	FOOD — 1.1%
400,000	Herbalife Nutrition Ltd. / HLF Financing, Inc.(b)		7.8750	09/01/25	$398,845
1,225,000	HLF Financing Sarl, LLC / Herbalife International,(b)		4.8750	06/01/29	958,391
209,000	Land O’Lakes Capital Trust I(b)		7.4500	03/15/28	202,759
					1,559,995
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
686,000	Glatfelter Corporation(b)		4.7500	11/15/29	496,739

	GAS & WATER UTILITIES — 0.6%
615,000	Ferrellgas Escrow, LLC / FG Operating Finance(b)		5.3750	04/01/26	606,426
270,000	Ferrellgas Escrow, LLC / FG Operating Finance(b)		5.8750	04/01/29	263,723
					870,149
	HEALTH CARE FACILITIES & SERVICES — 2.9%
2,167,000	CHS/Community Health Systems, Inc.(b)		5.6250	03/15/27	2,004,839
575,000	DaVita, Inc.(b),(c)		4.6250	06/01/30	509,233
433,000	Legacy LifePoint Health, LLC(b),(c)		4.3750	02/15/27	407,812
575,000	Molina Healthcare Inc 3.875% 11/15/2030(b)		3.8750	11/15/30	508,650
622,000	Select Medical Corporation(b)		6.2500	08/15/26	622,295
					4,052,829
	HOME CONSTRUCTION — 0.4%
361,000	Mattamy Group Corporation(b)		5.2500	12/15/27	348,739
210,000	Mattamy Group Corporation(b)		4.6250	03/01/30	191,586
					540,325
	HOUSEHOLD PRODUCTS — 0.3%
525,000	Edgewell Personal Care Company(b)		4.1250	04/01/29	477,587

	INSURANCE — 1.1%
719,000	Jones Deslauriers Insurance Management, Inc.(b)		8.5000	03/15/30	746,520
345,000	NMI Holdings, Inc.(b)		7.3750	06/01/25	348,740
450,000	Ryan Specialty Group, LLC(b),(c)		4.3750	02/01/30	417,761
					1,513,021
	INTERNET MEDIA & SERVICES — 0.7%
1,154,000	GrubHub Holdings, Inc.(b)		5.5000	07/01/27	1,008,475

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	LEISURE FACILITIES & SERVICES — 9.1%
425,000	Brinker International, Inc.(b)		5.0000	10/01/24	$421,929
341,000	Caesars Entertainment, Inc.(b)		6.2500	07/01/25	342,872
61,000	Caesars Entertainment, Inc.(b)		4.6250	10/15/29	55,737
111,000	Caesars Entertainment, Inc.(b)		6.5000	02/15/32	112,385
1,297,000	Carnival Corporation(b)		5.7500	03/01/27	1,280,312
967,000	Carnival Corporation(b),(c)		6.0000	05/01/29	937,624
470,000	Carnival Corporation(b),(c)		10.5000	06/01/30	516,355
1,040,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	1,034,205
600,000	Fertitta Entertainment, LLC / Fertitta(b)		6.7500	01/15/30	540,167
188,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		5.0000	06/01/29	173,873
555,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		4.8750	07/01/31	492,885
338,000	Melco Resorts Finance Ltd.(b)		5.7500	07/21/28	316,025
729,000	Melco Resorts Finance Ltd.(b),(c)		5.3750	12/04/29	647,579
710,000	NCL Corporation Ltd.(b)		3.6250	12/15/24	695,969
187,000	NCL Corporation Ltd.(b)		5.8750	03/15/26	182,559
1,086,000	NCL Corporation Ltd.(b),(c)		7.7500	02/15/29	1,097,360
415,000	Ontario Gaming GTA, L.P.(b),(c)		8.0000	08/01/30	432,897
510,000	Raising Cane’s Restaurants, LLC(b)		9.3750	05/01/29	549,346
603,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	582,300
126,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	124,490
610,000	SeaWorld Parks & Entertainment, Inc.(b),(c)		5.2500	08/15/29	571,067
625,000	Studio City Finance Ltd.(b)		5.0000	01/15/29	534,113
34,000	Travel + Leisure Company(b)		4.5000	12/01/29	31,052
424,000	Wyndham Destinations, Inc.		6.0000	04/01/27	424,390
540,000	Wynn Macau Ltd.(b)		5.1250	12/15/29	480,722
					12,578,213
	MEDICAL EQUIPMENT & DEVICES — 0.5%
757,000	Mozart Debt Merger Sub, Inc.(b)		3.8750	04/01/29	685,111

	METALS & MINING — 2.7%
575,000	Cleveland-Cliffs, Inc.(b)		4.6250	03/01/29	539,724
1,120,000	FMG Resources August 2006 Pty Ltd.(b)		4.3750	04/01/31	1,011,285
410,000	Hudbay Minerals, Inc.(b),(c)		6.1250	04/01/29	404,511
305,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	308,361

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	METALS & MINING — 2.7% (Continued)
219,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	$230,914
984,000	Mineral Resources Ltd.(b)		8.5000	05/01/30	1,013,194
255,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	257,685
					3,765,674
	OIL & GAS PRODUCERS — 13.1%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)		5.7500	01/15/28	565,997
340,000	Antero Resources Corporation(b),(c)		5.3750	03/01/30	324,474
235,000	Civitas Resources, Inc.(b)		5.0000	10/15/26	229,080
195,000	Civitas Resources, Inc.(b)		8.3750	07/01/28	205,470
162,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	173,618
445,000	Civitas Resources, Inc.(b)		8.7500	07/01/31	473,820
515,000	Comstock Resources, Inc.(b),(c)		6.7500	03/01/29	473,376
470,000	Comstock Resources, Inc.(b)		5.8750	01/15/30	408,438
234,000	Crescent Energy Finance, LLC(b)		9.2500	02/15/28	243,090
100,000	Earthstone Energy Holdings, LLC(b)		8.0000	04/15/27	103,583
446,000	Earthstone Energy Holdings, LLC(b)		9.8750	07/15/31	494,253
45,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/27	46,337
80,000	EQM Midstream Partners, L.P.		5.5000	07/15/28	79,310
222,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/30	238,008
54,000	Genesis Energy, L.P. / Genesis Energy Finance		6.2500	05/15/26	53,794
402,000	Genesis Energy, L.P. / Genesis Energy Finance		8.0000	01/15/27	406,990
300,000	Genesis Energy, L.P. / Genesis Energy Finance		8.2500	01/15/29	308,636
674,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	705,623
977,000	Harvest Midstream I, L.P.(b)		7.5000	09/01/28	987,591
630,000	HF Sinclair Corporation(b)		5.0000	02/01/28	611,589
1,034,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	999,876
290,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	279,572
904,000	Howard Midstream Energy Partners, LLC(b)		6.7500	01/15/27	900,845
282,000	Howard Midstream Energy Partners, LLC(b)		8.8750	07/15/28	296,376
769,000	Independence Energy Finance, LLC(b)		7.2500	05/01/26	766,655
1,510,000	ITT Holdings, LLC(b)		6.5000	08/01/29	1,322,277
219,000	Laredo Petroleum, Inc.		10.1250	01/15/28	229,546
610,000	Murphy Oil USA, Inc.		4.7500	09/15/29	578,323
575,000	NGL Energy Operating, LLC / NGL Energy Finance(b)		7.5000	02/01/26	586,283

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	OIL & GAS PRODUCERS — 13.1% (Continued)
114,000	NGL Energy Partners, L.P.(b)		8.1250	02/15/29	$114,688
362,000	NGL Energy Partners, L.P.(b)		8.3750	02/15/32	365,018
425,000	NGL Energy Partners, L.P. / NGL Energy Finance		6.1250	03/01/25	424,896
152,000	NuStar Logistics, L.P.		5.7500	10/01/25	151,735
379,000	NuStar Logistics, L.P.(c)		6.3750	10/01/30	382,032
34,000	Rockcliff Energy II, LLC(b)		5.5000	10/15/29	31,624
335,000	Southwestern Energy Company		5.3750	03/15/30	324,262
1,104,000	Strathcona Resources Ltd.(b),(c)		6.8750	08/01/26	1,094,555
105,000	Talos Production, Inc.(b)		9.0000	02/01/29	106,501
388,000	Talos Production, Inc.(b)		9.3750	02/01/31	397,177
831,000	Venture Global Calcasieu Pass, LLC(b)		3.8750	08/15/29	747,293
820,000	Vital Energy, Inc.		9.7500	10/15/30	872,415
					18,105,026
	OIL & GAS SERVICES & EQUIPMENT — 1.6%
491,000	Archrock Partners, L.P. / Archrock Partners(b)		6.8750	04/01/27	492,628
121,000	Kodiak Gas Services, LLC(b)		7.2500	02/15/29	122,449
48,000	Nabors Industries Ltd.(b)		7.5000	01/15/28	43,974
759,000	Nabors Industries, Inc.(b)		7.3750	05/15/27	746,371
125,000	Nabors Industries, Inc.(b)		9.1250	01/31/30	127,644
660,000	Valaris Ltd.(b)		8.3750	04/30/30	675,062
					2,208,128
	PUBLISHING & BROADCASTING — 0.4%
577,000	Belo Corporation		7.7500	06/01/27	592,960

	REAL ESTATE INVESTMENT TRUSTS — 1.5%
905,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b),(c)		3.3750	06/15/26	845,400
335,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		8.0000	06/15/27	346,896
450,000	Service Properties Trust		4.7500	10/01/26	417,984
125,000	Service Properties Trust		5.5000	12/15/27	117,681
385,000	Service Properties Trust		4.9500	10/01/29	320,381
					2,048,342
	REAL ESTATE OWNERS & DEVELOPERS — 1.1%
363,000	Greystar Real Estate Partners, LLC(b)		7.7500	09/01/30	381,818
928,000	Kennedy-Wilson, Inc.(c)		4.7500	03/01/29	777,706

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 1.1% (Continued)
419,000	Kennedy-Wilson, Inc.(c)		4.7500	02/01/30	$340,647
					1,500,171
	REAL ESTATE SERVICES — 0.6%
844,000	Cushman & Wakefield US Borrower, LLC(b)		6.7500	05/15/28	834,851
61,000	Cushman & Wakefield US Borrower, LLC(b)		8.8750	09/01/31	63,941
					898,792
	RENEWABLE ENERGY — 1.0%
808,000	Atlantica Sustainable Infrastructure plc(b),(c)		4.1250	06/15/28	748,839
554,000	EnerSys(b)		4.3750	12/15/27	522,662
95,000	EnerSys(b)		6.6250	01/15/32	96,377
					1,367,878
	RETAIL - CONSUMER STAPLES — 0.7%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)		4.6250	01/15/27	427,811
506,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	505,332
					933,143
	RETAIL - DISCRETIONARY — 3.4%
575,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b)		5.3750	03/01/29	533,612
620,000	Hertz Corporation (The)(b),(c)		4.6250	12/01/26	558,970
567,000	Ken Garff Automotive, LLC(b),(c)		4.8750	09/15/28	526,610
820,000	Kohl’s Corporation		4.6250	05/01/31	656,894
1,062,000	LBM Acquisition, LLC(b)		6.2500	01/15/29	966,387
364,000	Metis Merger Sub, LLC(b)		6.5000	05/15/29	335,166
814,000	Park River Holdings, Inc.(b),(c)		6.7500	08/01/29	683,781
425,000	Specialty Building Products Holdings, LLC / SBP(b)		6.3750	09/30/26	418,204
					4,679,624
	SEMICONDUCTORS — 0.4%
520,000	Entegris Escrow Corporation(b),(c)		5.9500	06/15/30	514,061

	SOFTWARE — 3.0%
740,000	Capstone Borrower, Inc.(b)		8.0000	06/15/30	768,444
485,000	Central Parent, Inc. / Central Merger Sub, Inc.(b)		7.2500	06/15/29	494,560
189,000	Central Parent, LLC / CDK Global II, LLC / CDK(b)		8.0000	06/15/29	195,731
1,050,000	Condor Merger Sub, Inc.(b)		7.3750	02/15/30	951,577
600,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	546,652

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	SOFTWARE — 3.0% (Continued)
164,000	NortonLifeLock, Inc.(b)		6.7500	09/30/27	$166,624
231,000	NortonLifeLock, Inc.(b),(c)		7.1250	09/30/30	239,837
34,000	Open Text Corporation(b)		3.8750	02/15/28	31,632
436,000	Open Text Corporation(b),(c)		3.8750	12/01/29	393,627
1,056,000	Rackspace Technology Global, Inc.(b)		3.5000	02/15/28	414,573
					4,203,257
	SPECIALTY FINANCE — 7.3%
455,000	AerCap Global Aviation Trust(b),(d)	US0003M + 4.300%	6.5000	06/15/45	454,725
675,000	Ally Financial, Inc.(c)		6.7000	02/14/33	676,517
845,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	708,540
420,000	Avolon Holdings Funding Ltd.(b)		6.3750	05/04/28	429,600
127,000	Bread Financial Holdings, Inc.(b),(c)		7.0000	01/15/26	127,760
750,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	749,579
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	638,181
1,194,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	971,617
650,000	Credit Acceptance Corporation(b)		9.2500	12/15/28	684,938
505,000	Curo Group Holdings Corporation(b)		7.5000	08/01/28	124,004
430,000	Enova International, Inc.(b)		8.5000	09/15/25	425,494
285,000	Enova International, Inc.(b),(c)		11.2500	12/15/28	298,288
512,000	FirstCash, Inc.(b)		4.6250	09/01/28	478,651
202,000	FirstCash, Inc.(b)		5.6250	01/01/30	192,713
465,000	Genworth Mortgage Holdings, Inc.(b)		6.5000	08/15/25	464,349
209,000	goeasy Ltd.(b)		4.3750	05/01/26	199,812
440,000	goeasy Ltd.(b)		9.2500	12/01/28	467,956
564,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	522,802
539,000	LFS Topco, LLC(b)		5.8750	10/15/26	496,057
387,000	OneMain Finance Corporation(c)		5.3750	11/15/29	358,449
690,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	643,376
9,000	Starwood Property Trust, Inc.(b)		3.6250	07/15/26	8,335
					10,121,743
	STEEL — 0.7%
433,000	Allegheny Technologies, Inc.		4.8750	10/01/29	400,566
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	83,774

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	STEEL — 0.7% (Continued)
477,000	Commercial Metals Company		3.8750	02/15/31	$422,936
					907,276
	TECHNOLOGY HARDWARE — 2.2%
725,000	Imola Merger Corporation(b),(c)		4.7500	05/15/29	673,499
314,000	NCR Atleos Escrow Corporation(b)		9.5000	04/01/29	337,085
295,000	NCR Corporation(b),(c)		5.1250	04/15/29	277,920
350,000	Seagate HDD Cayman		4.0910	06/01/29	323,180
605,000	TTM Technologies, Inc.(b),(c)		4.0000	03/01/29	545,922
1,237,000	Viasat, Inc.(b)		7.5000	05/30/31	929,297
					3,086,903
	TECHNOLOGY SERVICES — 2.2%
418,000	Acuris Finance US, Inc. / Acuris Finance S.A.RL(b)		5.0000	05/01/28	365,721
955,000	Ahead DB Holdings, LLC(b)		6.6250	05/01/28	840,447
210,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	220,389
880,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	807,065
485,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	479,549
470,000	MPH Acquisition Holdings, LLC(b)		5.7500	11/01/28	374,395
					3,087,566
	TELECOMMUNICATIONS — 3.8%
770,000	Altice France Holding S.A.(b)		10.5000	05/15/27	443,339
2,085,000	Altice France S.A.(b)		5.5000	10/15/29	1,540,212
925,000	C&W Senior Financing DAC(b)		6.8750	09/15/27	877,441
625,000	Cogent Communications Group, Inc.(b)		7.0000	06/15/27	627,463
652,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)		6.7500	10/01/26	640,199
690,000	Iliad Holding S.A.SU(b),(c)		7.0000	10/15/28	684,436
760,000	Telesat Canada / Telesat, LLC(b)		4.8750	06/01/27	451,087
					5,264,177
	TRANSPORTATION & LOGISTICS — 3.3%
425,000	Air Canada(b)		3.8750	08/15/26	404,686
725,000	American Airlines, Inc.(b),(c)		7.2500	02/15/28	737,568
510,000	American Airlines, Inc.(b)		8.5000	05/15/29	540,856
970,000	Cargo Aircraft Management, Inc.(b),(c)		4.7500	02/01/28	888,801
1,087,419	Hawaiian Brand Intellectual Property Ltd. /(b),(c)		5.7500	01/20/26	1,017,797

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 92.5% (Continued)
	TRANSPORTATION & LOGISTICS — 3.3% (Continued)
271,000	United Airlines, Inc.(b)		4.3750	04/15/26	$261,969
835,000	United Airlines, Inc.(b)		4.6250	04/15/29	774,052
					$4,625,729
	WHOLESALE - CONSUMER STAPLES — 1.5%
1,683,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	1,368,296
285,000	Performance Food Group, Inc.(b)		5.5000	10/15/27	280,020
435,000	Performance Food Group, Inc.(b)		4.2500	08/01/29	399,096
					2,047,412
	TOTAL CORPORATE BONDS (Cost $130,829,975)				128,451,090

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 21.1%
	COLLATERAL FOR SECURITIES LOANED - 16.5%
22,907,831	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(e)(f)				22,907,831

	MONEY MARKET FUND - 4.6%
6,451,437	First American Government Obligations Fund, Class Z, 5.21%(e)				6,451,437

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,359,268)				29,359,268

	TOTAL INVESTMENTS - 115.5% (Cost $161,386,176)				$160,496,258
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.5)%				(21,573,265)
	NET ASSETS - 100.0%				$138,922,993

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is 113,112,992 or 81.4% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $22,431,680 at January 31, 2024.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2024.

(e)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(f)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to- market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 2.0% of net assets. The total value of this security is $2,685,900.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.1%
	RESIDENTIAL MORTGAGE — 0.1%
31,117 EUR	Bankinter FTA Series 10 A2(c)	EUR003M + 0.160%	4.0830	06/21/43	$33,589
11,534 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(c)	EUR003M + 0.150%	4.0440	01/18/49	12,269
					45,858
	TOTAL ASSET BACKED SECURITIES (Cost $45,395)				45,858

	CORPORATE BONDS — 67.1%
	ASSET MANAGEMENT — 0.9%
200,000 USD	Huarong Finance II Company Ltd.		4.8750	11/22/26	191,374
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	297,873
5,000 USD	MDGH GMTN RSC Ltd.(b)		5.8750	05/01/34	5,356
					494,603
	AUTOMOTIVE — 3.0%
300,000 EUR	Daimler A.G.		0.7500	02/08/30	285,686
210,000 EUR	Grupo Antolin-Irausa S.A.		3.3750	04/30/26	209,675
120,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	104,907
200,000 USD	Hyundai Capital America(b)		3.0000	02/10/27	189,108
100,000 USD	Hyundai Capital America(b)		6.5000	01/16/29	106,287
176,000 USD	Iochpe-Maxion Austria GmbH / Maxion Wheels de(b)		5.0000	05/07/28	158,262
225,000 USD	Nissan Motor Acceptance Company, LLC(b)		7.0500	09/15/28	236,662
169,000 USD	Uzauto Motors AJ(b)		4.8500	05/04/26	152,083
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	207,122
100,000 EUR	ZF Finance GmbH		3.7500	09/21/28	103,473
					1,753,265
	BANKING — 8.4%
182,000 USD	Access Bank plc(b)		6.1250	09/21/26	167,877
250,000 EUR	AIB Group PLC		2.2500	07/03/25	265,683
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	324,363
92,000 USD	Banco Davivienda S.A.(b),(c)	H15T10Y + 5.097%	6.6500	04/22/71	64,878
139,000 USD	Banco Davivienda S.A.(c)	H15T10Y + 5.097%	6.6500	04/22/71	98,023
622,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.967%	6.7500	09/27/68	618,979
167,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.643%	5.8750	11/24/71	156,053
200,000 USD	Banco Santander S.A.(c)	H15T1Y + 2.000%	4.1750	03/24/28	192,674

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	BANKING — 8.4% (Continued)
350,000 USD	Barclays plc		5.0880	06/20/30	$336,879
354,000 USD	BBVA Bancomer S.A.(b),(c)	H15T5Y + 2.650%	5.1250	01/18/33	323,782
250,000 USD	BPCE S.A.(b),(c)	SOFRRATE + 2.100%	5.9750	01/18/27	252,298
250,000 USD	Canadian Imperial Bank of Commerce		6.0920	10/03/33	265,424
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	231,725
250,000 USD	Danske Bank A/S(b),(c)	H15T1Y + 1.350%	1.6210	09/11/26	234,899
100,000 USD	HSBC Holdings PLC(c)	SOFRRATE + 1.290%	1.5890	05/24/27	92,020
240,000 USD	HSBC Holdings PLC(c)	SOFRRATE + 1.187%	2.8040	05/24/32	201,618
250,000 EUR	Natwest Group PLC		1.7500	03/02/26	263,807
300,000 USD	Societe Generale S.A.(b),(c)	H15T1Y + 1.300%	2.8890	06/09/32	247,239
150,000 USD	Standard Chartered PLC(b),(c)	H15T1Y + 2.580%	6.2960	07/06/34	157,033
150,000 USD	Standard Chartered PLC(b),(c)	H15T5Y + 2.300%	3.2650	02/18/36	125,141
159,000 USD	Yapi ve Kredi Bankasi A/S(b)		9.2500	10/16/28	167,872
95,000 USD	Yapi ve Kredi Bankasi A/S(b),(c)	H15T5Y + 5.278%	9.2500	01/17/34	95,594
					4,883,861
	BEVERAGES — 1.6%
375,000 EUR	Anheuser-Busch InBev S.A./NV		1.1500	01/22/27	385,421
200,000 USD	Bacardi Ltd. / Bacardi-Martini BV(b)		5.2500	01/15/29	200,781
250,000 EUR	Diageo Capital BV		1.5000	06/08/29	250,345
110,000 EUR	Primo Water Holdings, Inc.		3.8750	10/31/28	115,080
					951,627
	BIOTECH & PHARMA — 2.9%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	262,017
250,000 GBP	GlaxoSmithKline Capital PLC		1.2500	10/12/28	279,107
210,000 EUR	Grifols S.A.		3.2000	05/01/25	216,814
100,000 EUR	Grifols S.A.		2.2500	11/15/27	98,732
300,000 EUR	Mylan N.V.		3.1250	11/22/28	315,831
300,000 USD	Royalty Pharma plc		3.3000	09/02/40	225,785
245,000 EUR	Teva Pharmaceutical Finance Netherlands II BV		7.8750	09/15/31	300,458
					1,698,744

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	CABLE & SATELLITE — 0.5%
300,000 EUR	United Group BV		3.1250	02/15/26	$313,191

	CHEMICALS — 2.3%
191,000 USD	Braskem Netherlands Finance BV(b)		4.5000	01/10/28	165,802
100,000 EUR	INEOS Quattro Finance 1 PLC		3.7500	07/15/26	104,246
190,000 EUR	INEOS Quattro Finance 1 PLC(b)		3.7500	07/15/26	198,068
200,000 EUR	Nobian Finance BV(b)		3.6250	07/15/26	207,819
100,000 EUR	Nobian Finance BV		3.6250	07/15/26	103,909
169,000 USD	OCP S.A.(b)		5.1250	06/23/51	122,574
312,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	291,935
150,000 EUR	Synthomer PLC		3.8750	07/01/25	159,619
					1,353,972
	CONSTRUCTION MATERIALS — 0.8%
123,000 USD	Cemex S.A.B. de C.V.(b),(c)	H15T5Y + 5.157%	9.1250	03/14/28	131,124
363,000 USD	Cemex S.A.B. de C.V.(b),(c),(d)	H15T5Y + 4.534%	5.1250	09/08/69	346,075
					477,199
	CONTAINERS & PACKAGING — 1.0%
200,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	169,825
200,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.7500	07/15/27	189,510
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	210,508
					569,843
	ELEC & GAS MARKETING & TRADING — 0.6%
350,000 EUR	Orsted A/S		1.5000	11/26/29	342,539

	ELECTRIC UTILITIES — 6.7%
400,000 USD	Adani Green Energy Ltd.		4.3750	09/08/24	391,266
106,903 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(b)		4.6250	10/15/39	87,119
144,000 USD	Adani Transmission Step-One Ltd.(b)		4.0000	08/03/26	135,451
92,700 USD	Clean Renewable Power Mauritius Pte Ltd.(b)		4.2500	03/25/27	86,175
27,000 USD	Comision Federal de Electricidad		3.8750	07/26/33	21,901
250,000 USD	Electricite de France S.A.(b)		4.5000	09/21/28	246,154
250,000 USD	Enel Finance International N.V.(b)		5.5000	06/15/52	238,027
285,000 USD	Eskom Holdings SOC Ltd.(b)		7.1250	02/11/25	284,159
97,000 USD	Eskom Holdings SOC Ltd.(b)		8.4500	08/10/28	97,186

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	ELECTRIC UTILITIES — 6.7% (Continued)
292,300 USD	Greenko Dutch BV(b)		3.8500	03/29/26	$275,858
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	210,405
250,000 EUR	innogy Finance BV		1.0000	04/13/25	262,422
126,385 USD	JSW Hydro Energy Ltd.		4.1250	05/18/31	110,680
210,000 USD	Minejesa Capital BV(b)		4.6250	08/10/30	200,025
7,000 USD	Minejesa Capital BV(b)		5.6250	08/10/37	6,078
368,916 USD	Mong Duong Finance Holdings BV(b)		5.1250	05/07/29	346,558
110,000 USD	MSU Energy S.A. / UGEN S.A. / UENSA S.A.(b)		6.8750	02/01/25	90,824
500,000 EUR	National Grid PLC		0.1630	01/20/28	477,948
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	304,921
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,209
33,000 USD	Star Energy Geothermal Darajat II / Star Energy(b)		4.8500	10/14/38	30,330
					3,910,696
	ELECTRICAL EQUIPMENT — 1.2%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	364,919
108,900 EUR	TK Elevator Holdco GmbH		6.6250	07/15/28	113,422
200,000 EUR	Vertical Midco GmbH		4.3750	07/15/27	211,021
					689,362
	ENGINEERING & CONSTRUCTION — 0.9%
356,000 USD	ATP Tower Holdings, LLC / Andean Tower Partners(b)		4.0500	04/27/26	325,567
193,000 USD	IHS Holding Ltd.(b)		6.2500	11/29/28	163,486
14,000 USD	IHS Netherlands Holdco BV(b)		8.0000	09/18/27	12,939
					501,992
	ENTERTAINMENT CONTENT — 1.0%
185,000 EUR	Banijay Group S.A.S		6.5000	03/01/26	202,246
320,000 GBP	Pinewood Finance Company Ltd.		3.2500	09/30/25	397,438
					599,684
	FOOD — 0.8%
350,000 USD	Bimbo Bakeries USA, Inc.(b)		6.0500	01/15/29	365,288
96,000 USD	Minerva Luxembourg S.A.(b)		4.3750	03/18/31	79,355
					444,643
	HEALTH CARE FACILITIES & SERVICES — 0.4%
250,000 EUR	Catalent Pharma Solutions, Inc.		2.3750	03/01/28	241,135

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	HOUSEHOLD PRODUCTS — 1.0%
100,000 EUR	Energizer Gamma Acquisition BV(b)		3.5000	06/30/29	$96,129
210,000 EUR	Energizer Gamma Acquisition BV		3.5000	06/30/29	201,871
300,000 EUR	Unilever Finance Netherlands BV		1.7500	03/25/30	303,691
					601,691
	INDUSTRIAL INTERMEDIATE PROD — 0.6%
376,000 USD	HTA Group Ltd./Mauritius(b)		7.0000	12/18/25	372,380

	INDUSTRIAL SUPPORT SERVICES — 0.7%
97,323 EUR	Loxam S.A.S		6.0000	04/15/25	105,636
210,000 EUR	Loxam S.A.S		3.7500	07/15/26	224,816
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	95,094
					425,546
	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	137,848
175,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	153,965
					291,813
	INSURANCE — 0.9%
200,000 EUR	Allianz S.E.		3.0990	07/06/47	211,869
25,000 USD	Nippon Life Insurance Company(b),(c)	H15T5Y + 2.954%	6.2500	09/13/53	26,072
250,000 EUR	NN Group N.V.		1.6250	06/01/27	258,929
					496,870
	INTERNET MEDIA & SERVICES — 0.6%
210,000 USD	Prosus N.V.(b)		3.0610	07/13/31	170,882
200,000 USD	Prosus N.V.		3.0610	07/13/31	162,744
					333,626
	LEISURE FACILITIES & SERVICES — 3.1%
300,000 EUR	Accor S.A.		7.2500	10/11/73	354,511
215,000 EUR	Carnival Corporation		7.6250	03/01/26	236,823
228,000 GBP	CPUK Finance Ltd.		4.8750	08/28/25	282,365
133,000 USD	Melco Resorts Finance Ltd.(d)		5.7500	07/21/28	124,353
123,000 USD	Sands China Ltd.		5.9000	08/08/28	120,973
10,000 USD	Sands China Ltd.		4.8750	06/18/30	9,153
333,000 USD	Sands China Ltd.		3.7500	08/08/31	277,050
140,000 GBP	Stonegate Pub Company Financing 2019 PLC(b)		8.2500	07/31/25	172,025

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	LEISURE FACILITIES & SERVICES — 3.1% (Continued)
73,000 USD	Studio City Finance Ltd.(b)		6.0000	07/15/25	$72,047
184,000 USD	Studio City Finance Ltd.(b)		5.0000	01/15/29	157,243
					1,806,543
	MEDICAL EQUIPMENT & DEVICES — 0.5%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	266,158

	METALS & MINING — 1.8%
125,000 USD	Anglo American Capital plc(b)		2.8750	03/17/31	106,298
6,000 USD	Corp Nacional del Cobre de Chile(b)		5.9500	01/08/34	6,010
4,000 USD	Corp Nacional del Cobre de Chile(b)		6.4400	01/26/36	4,087
85,000 USD	Freeport Indonesia PT		5.3150	04/14/32	82,851
7,000 USD	Freeport Indonesia PT(b)		6.2000	04/14/52	6,773
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	295,689
20,000 USD	Indika Energy Capital IV Pte Ltd.(b)		8.2500	10/22/25	20,056
75,000 USD	Indika Energy Capital IV Pte Ltd.		8.2500	10/22/25	75,212
26,000 USD	Indonesia Asahan Aluminium Persero PT(b)		5.8000	05/15/50	24,448
240,000 USD	Samarco Mineracao S.A.(b)		9.0490	06/30/31	200,173
200,000 USD	Vedanta Resources Finance II plc		13.8750	12/09/28	173,733
84,000 USD	WE Soda Investments Holding plc(b)		9.5000	10/06/28	86,022
					1,081,352
	OIL & GAS PRODUCERS — 10.2%
328,000 USD	3R Lux S.A.RL(b)		9.7500	02/05/31	327,426
59,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(b)		3.6500	11/02/29	55,489
78,000 USD	AI Candelaria Spain S.A.(b)		5.7500	06/15/33	60,338
631,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	488,117
37,950 USD	AI Candelaria Spain SLU(b)		7.5000	12/15/28	36,156
350,000 USD	Ecopetrol S.A.		5.8750	05/28/45	260,977
242,000 USD	Energean Israel Finance Ltd.		4.8750	03/30/26	223,584
250,000 EUR	Exxon Mobil Corporation		0.5240	06/26/28	243,502
271,000 USD	Geopark Ltd.(b)		5.5000	01/17/27	241,786
240,000 USD	Gran Tierra Energy, Inc.(b),(d)		9.5000	10/15/29	212,582
200,000 USD	KazMunayGas National Company JSC		3.5000	04/14/33	164,430
54,000 USD	KazMunayGas National Company JSC(b)		5.7500	04/19/47	47,101
2,000 USD	KazMunayGas National Company JSC(b)		6.3750	10/24/48	1,850

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	OIL & GAS PRODUCERS — 10.2% (Continued)
486,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	$459,664
89,000 USD	Leviathan Bond Ltd.		6.1250	06/30/25	86,157
56,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	52,332
313,748 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	241,412
150,000 USD	Medco Maple Tree Pte Ltd.(b)		8.9600	04/27/29	154,031
1,015,000 USD	PDVSA(e)		9.0000	11/17/21	117,809
76,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	56,124
161,000 USD	Petroleos Mexicanos		8.7500	06/02/29	155,621
73,000 USD	Petroleos Mexicanos		5.9500	01/28/31	57,666
13,000 USD	Petroleos Mexicanos		6.6250	06/15/38	9,010
194,000 USD	Petroleos Mexicanos		6.7500	09/21/47	124,775
347,000 USD	Petroleos Mexicanos		6.9500	01/28/60	222,742
753,000 USD	SierraCol Energy Andina, LLC(b),(d)		6.0000	06/15/28	635,353
673,000 USD	Tullow Oil PLC(b)		7.0000	03/01/25	634,861
267,000 USD	YPF S.A.(b)		8.5000	07/28/25	257,830
334,000 USD	YPF S.A.(b),(d)		9.5000	01/17/31	333,995
					5,962,720
	OIL & GAS SERVICES & EQUIPMENT — 2.0%
244,185 USD	Guara Norte Sarl(b)		5.1980	06/15/34	223,277
450,755 USD	MV24 Capital BV(b)		6.7480	06/01/34	423,588
590,783 USD	Poinsettia Finance Ltd.(d)		6.6250	06/17/31	496,742
					1,143,607
	PUBLISHING & BROADCASTING — 0.8%
200,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	218,070
250,000 EUR	Informa PLC		2.1250	10/06/25	263,325
					481,395
	REAL ESTATE OWNERS & DEVELOPERS — 1.8%
700,000 USD	China SCE Group Holdings Ltd.(e)		7.0000	05/02/25	46,375
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	16,250
400,000 USD	Longfor Group Holdings Ltd.		3.9500	09/16/29	179,000
330,000 USD	MAF Global Securities Ltd.(c)	H15T5Y + 3.539%	6.3750	09/20/70	326,082
300,000 USD	Theta Capital Pte Ltd.		8.1250	01/22/25	289,500
250,000 USD	Theta Capital Pte Ltd.		6.7500	10/31/26	221,250
					1,078,457

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	REIT — 0.4%
200,000 EUR	Unibail-Rodamco-Westfield S.E.		2.5000	02/26/24	$215,871

	RENEWABLE ENERGY — 0.9%
439,000 USD	Aydem Yenilenebilir Enerji A/S(b),(d)		7.7500	02/02/27	414,149
102,000 USD	Investment Energy Resources Ltd.(b)		6.2500	04/26/29	97,089
					511,238
	RETAIL - CONSUMER STAPLES — 0.4%
100,000 GBP	Bellis Acquisition Company PLC(b)		3.2500	02/16/26	120,240
100,000 GBP	Bellis Finco PLC(b)		4.0000	02/16/27	116,230
					236,470
	RETAIL - DISCRETIONARY — 0.2%
120,000 EUR	Avis Budget Finance PLC		4.7500	01/30/26	129,963

	SPECIALTY FINANCE — 0.6%
390,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	334,458

	STEEL — 1.3%
163,000 USD	JSW Steel Ltd.		3.9500	04/05/27	152,260
870,000 USD	Metinvest BV(b)		7.7500	10/17/29	584,765
					737,025
	TECHNOLOGY HARDWARE — 0.4%
250,000 USD	Flex Ltd.		4.8750	06/15/29	246,843

	TECHNOLOGY SERVICES — 0.5%
338,000 USD	Sixsigma Networks Mexico S.A. de CV(b)		7.5000	05/02/25	318,464

	TELECOMMUNICATIONS — 3.2%
100,000 EUR	Altice France Holding S.A.(b)		8.0000	05/15/27	57,572
100,000 EUR	Altice France S.A.(b)		2.1250	02/15/25	102,546
100,000 EUR	Altice France S.A.		2.1250	02/15/25	102,546
100,000 EUR	Altice France S.A.		5.8750	02/01/27	92,841
192,000 USD	Digicel International Finance Ltd./Digicel(b),(d)		8.7500	05/25/24	182,351
16,000 USD	Millicom International Cellular S.A.(b)		4.5000	04/27/31	13,492
160,000 USD	Network i2i Ltd.(c)	H15T5Y + 4.274%	5.6500	04/15/71	158,600

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 67.1% (Continued)
	TELECOMMUNICATIONS — 3.2% (Continued)
300,000 EUR	Orange S.A.		2.0000	01/15/29	$310,684
210,000 EUR	SoftBank Group Corporation		2.8750	01/06/27	214,623
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	208,176
250,000 USD	VF Ukraine PAT via VFU Funding plc(b)		6.2000	02/11/25	201,797
220,000 GBP	Vmed O2 UK Financing I PLC		4.0000	01/31/29	248,843
					1,894,071
	TOBACCO & CANNABIS — 0.2%
165,000 USD	BAT Capital Corporation		4.3900	08/15/37	139,075

	TRANSPORTATION & LOGISTICS — 1.5%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	209,810
6,000 USD	DP World PLC(b)		4.7000	09/30/49	4,898
419,000 USD	Grupo Aeromexico S.A.B. de C.V.(b),(d)		8.5000	03/17/27	401,877
200,000 GBP	Heathrow Funding Ltd.		7.1250	02/14/24	253,607
					870,192
	TOTAL CORPORATE BONDS (Cost $41,232,867)				39,202,184

	NON U.S. GOVERNMENT & AGENCIES — 25.2%
	GOVERNMENT GUARANTEED — 0.0%(f)
28,000 USD	Brazil Minas SPE via State of Minas Gerais(b)		5.3330	02/15/28	27,644

	LOCAL AUTHORITY — 0.5%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	95,420
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	145,070
91,000 USD	Provincia de Buenos Aires/Government Bonds(g)		5.2500	09/01/37	35,733
					276,223
	NON U.S. TREASURY — 7.2%
860,000 AUD	Australia Government Bond		1.2500	05/21/32	457,554
370,000 BRL	Brazil Notas do Tesouro Nacional Serie F		—	01/01/31	73,604
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	388,003
115,200,000 COP	Colombian TES		7.5000	08/26/26	28,714

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	NON U.S. TREASURY — 7.2% (Continued)
382,300,000 COP	Colombian TES	6.0000	04/28/28	$88,707
880,000,000 IDR	Indonesia Treasury Bond	8.7500	05/15/31	62,562
612,000,000 IDR	Indonesia Treasury Bond	8.2500	05/15/36	43,682
76,000 EUR	Ireland Government Bond	5.4000	03/13/25	84,221
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	51,111
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	126,814
240,000 EUR	Italy Buoni Poliennali Del Tesoro	4.5000	03/01/24	259,462
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	802,553
640,000 EUR	Italy Buoni Poliennali Del Tesoro(b)	2.4500	09/01/33	627,413
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	214,298
235,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	279,719
680,000 MXN	Mexican Bonos	7.7500	05/29/31	36,565
720,000 MXN	Mexican Bonos	8.5000	11/18/38	39,316
1,860,000 MXN	Mexican Bonos	7.7500	11/13/42	92,950
170,000 EUR	Spain Government Bond	4.2000	01/31/37	200,624
250,000 EUR	Spain Government Bond	2.7000	10/31/48	226,782
360,000 THB	Thailand Government Bond	2.8750	12/17/28	10,356
1,720,000 THB	Thailand Government Bond	1.5850	12/17/35	42,756
				4,237,766
	SOVEREIGN — 17.0%
72,000 USD	Angolan Government International Bond(b)	8.2500	05/09/28	65,218
143,000 USD	Angolan Government International Bond(b)	8.7500	04/14/32	123,208
49,000 USD	Angolan Government International Bond(b)	9.3750	05/08/48	39,495
51,000 USD	Angolan Government International Bond(b)	9.1250	11/26/49	40,486
648,000 USD	Argentine Republic Government International Bond(g)	0.7500	07/09/30	263,529
209,000 USD	Argentine Republic Government International Bond(g)	3.6250	07/09/35	70,103
200,000 USD	Bahrain Government International Bond	6.7500	09/20/29	201,306
112,000 USD	Bahrain Government International Bond(b)	5.6250	09/30/31	104,518
60,000 USD	Bahrain Government International Bond(b)	5.2500	01/25/33	52,838
256,000 USD	Bahrain Government International Bond(b)	5.6250	05/18/34	227,942
3,000 USD	Bermuda Government International Bond(b)	4.7500	02/15/29	2,944
55,000 USD	Bolivian Government International Bond	7.5000	03/02/30	31,624
550,000 BRL	Brazilian Government International Bond	10.2500	01/10/28	114,910

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	SOVEREIGN — 17.0% (Continued)
82,000 USD	Brazilian Government International Bond	4.5000	05/30/29	$78,573
35,000 USD	Brazilian Government International Bond	6.2500	03/18/31	36,007
86,000 USD	Brazilian Government International Bond	6.0000	10/20/33	85,121
235,000 USD	Brazilian Government International Bond	4.7500	01/14/50	174,154
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,739
8,000 USD	Chile Government International Bond	2.4500	01/31/31	6,958
9,000 USD	Chile Government International Bond	4.9500	01/05/36	8,851
4,000 USD	Chile Government International Bond	3.1000	05/07/41	3,009
3,000 USD	Chile Government International Bond	4.3400	03/07/42	2,655
5,000 USD	Chile Government International Bond	3.8600	06/21/47	4,021
4,000 USD	Chile Government International Bond	3.1000	01/22/61	2,578
100,000 EUR	Colombia Government International Bond	3.8750	03/22/26	106,602
139,000 USD	Colombia Government International Bond	4.5000	03/15/29	128,827
66,000 USD	Colombia Government International Bond	3.0000	01/30/30	55,086
70,000 USD	Colombia Government International Bond	8.0000	11/14/35	73,922
32,000 USD	Colombia Government International Bond	6.1250	01/18/41	28,033
173,000 USD	Colombia Government International Bond	4.1250	02/22/42	118,043
66,000 USD	Colombia Government International Bond	5.6250	02/26/44	52,832
238,000 USD	Colombia Government International Bond	5.0000	06/15/45	174,527
33,000 USD	Colombia Government International Bond	5.2000	05/15/49	24,473
181,000 USD	Costa Rica Government International Bond(b)	6.5500	04/03/34	185,729
93,000 USD	Costa Rica Government International Bond(b)	7.3000	11/13/54	97,548
46,000 USD	Dominican Republic International Bond	5.5000	02/22/29	44,675
236,000 USD	Dominican Republic International Bond(b)	4.8750	09/23/32	211,213
240,000 USD	Dominican Republic International Bond	4.8750	09/23/32	214,791
82,000 USD	Dominican Republic International Bond(b)	7.4500	04/30/44	85,603
25,000 USD	Dominican Republic International Bond	6.8500	01/27/45	24,511
142,000 USD	Dominican Republic International Bond	5.8750	01/30/60	120,885
127,000 USD	Ecuador Government International Bond(g)	6.0000	07/31/30	67,045
44,000 USD	Ecuador Government International Bond(b),(g)	6.0000	07/31/30	23,228
309,000 USD	Ecuador Government International Bond(g)	3.5000	07/31/35	128,125
15,000 USD	Ecuador Government International Bond(g)	2.5000	07/31/40	5,606
72,000 USD	Egypt Government International Bond(b)	3.8750	02/16/26	58,644
167,000 EUR	Egypt Government International Bond(b)	5.6250	04/16/30	115,597

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	SOVEREIGN — 17.0% (Continued)
526,000 EUR	Egypt Government International Bond(b)	6.3750	04/11/31	$364,557
48,000 USD	Egypt Government International Bond(b)	8.5000	01/31/47	29,494
119,000 USD	Egypt Government International Bond(b)	8.8750	05/29/50	74,984
186,000 USD	El Salvador Government International Bond	6.3750	01/18/27	166,702
63,000 USD	El Salvador Government International Bond	8.2500	04/10/32	54,243
50,000 USD	El Salvador Government International Bond	7.6500	06/15/35	39,363
38,000 USD	El Salvador Government International Bond	9.5000	07/15/52	32,538
113,000 USD	Ethiopia International Bond(b)	6.6250	12/11/24	77,568
30,000 USD	Export-Import Bank of India	5.5000	01/18/33	30,520
2,000 USD	Finance Department Government of Sharjah(b)	4.0000	07/28/50	1,291
12,333 USD	Gabon Government International Bond(b)	6.3750	12/12/24	12,066
62,000 USD	Gabon Government International Bond(b)	6.9500	06/16/25	59,824
11,000 USD	Ghana Government International Bond(b)	6.3750	02/11/27	4,998
225,000 USD	Ghana Government International Bond(b)	10.7500	10/14/30	145,821
92,000 USD	Ghana Government International Bond(b)	8.6250	04/07/34	41,113
18,000 USD	Ghana Government International Bond(b)	8.9500	03/26/51	7,999
200,000 USD	Ghana Government International Bond	8.9500	03/26/51	88,874
333,000 USD	Guatemala Government Bond	6.1250	06/01/50	302,569
94,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(b)	8.5090	01/14/29	97,652
34,000 USD	Honduras Government International Bond	5.6250	06/24/30	29,962
6,000 USD	Hungary Government International Bond(b)	6.1250	05/22/28	6,184
30,000 USD	Hungary Government International Bond(b)	6.2500	09/22/32	31,384
14,000 USD	Indonesia Government International Bond	4.5500	01/11/28	13,919
5,000 USD	Indonesia Government International Bond	4.6500	09/20/32	4,925
9,000 USD	Indonesia Government International Bond	4.8500	01/11/33	9,023
6,000 USD	Indonesia Government International Bond	4.2000	10/15/50	5,116
125,000 USD	Iraq International Bond	5.8000	01/15/28	116,930
100,000 EUR	Ivory Coast Government International Bond(b)	5.8750	10/17/31	97,403
62,823 USD	Ivory Coast Government International Bond(g)	5.7500	12/31/32	60,776
99,000 USD	Jordan Government International Bond(b)	7.5000	01/13/29	97,183
2,000 USD	Kazakhstan Government International Bond(b)	4.8750	10/14/44	1,878
20,000 USD	Kazakhstan Government International Bond(b)	6.5000	07/21/45	22,172
194,000 USD	Kenya Government International Bond(b)	8.0000	05/22/32	171,362
509,000 USD	Lebanon Government International Bond(e)	6.1000	10/04/22	29,540

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	SOVEREIGN — 17.0% (Continued)
72,000 USD	Lebanon Government International Bond(e)	6.4000	05/26/23	$4,140
156,000 USD	Lebanon Government International Bond(e)	6.1500	06/19/23	8,970
11,000 USD	Magyar Export-Import Bank Zrt(b)	6.1250	12/04/27	11,123
11,000 USD	Mexico Government International Bond	4.7500	04/27/32	10,538
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	30,613
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	999
19,000 USD	Mexico Government International Bond	3.7710	05/24/61	12,490
25,000 USD	Mongolia Government International Bond(b)	8.6500	01/19/28	26,286
35,000 USD	Nigeria Government International Bond(b)	6.5000	11/28/27	31,771
128,000 USD	Nigeria Government International Bond(b)	6.1250	09/28/28	111,574
124,000 USD	Nigeria Government International Bond(b)	7.8750	02/16/32	107,894
120,000 USD	Nigeria Government International Bond(b)	7.3750	09/28/33	99,003
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	151,797
360,000 USD	Oman Government International Bond(b)	7.3750	10/28/32	401,332
243,000 USD	Pakistan Government International Bond(b)	6.0000	04/08/26	189,482
20,000 USD	Panama Government International Bond	2.2520	09/29/32	14,240
18,000 USD	Panama Government International Bond	4.5000	01/19/63	11,306
48,000 USD	Papua New Guinea Government International Bond(b)	8.3750	10/04/28	45,017
2,000 USD	Peruvian Government International Bond	2.3920	01/23/26	1,907
27,000 USD	Peruvian Government International Bond	2.7830	01/23/31	23,507
1,000 USD	Peruvian Government International Bond	3.0000	01/15/34	837
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	24,561
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,618
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,204
3,000 USD	Philippine Government International Bond	5.0000	07/17/33	3,039
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,838
1,000 USD	Philippine Government International Bond	4.2000	03/29/47	855
2,000 USD	Philippine Government International Bond	5.9500	10/13/47	2,158
16,000 USD	Qatar Government International Bond(b)	3.7500	04/16/30	15,485
10,000 USD	Qatar Government International Bond(b)	4.4000	04/16/50	8,781
145,000 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	134,627
75,000 USD	Republic of Armenia International Bond(b)	3.6000	02/02/31	60,940
67,000 USD	Republic of Kenya Government International Bond(b)	7.0000	05/22/27	61,764
238,000 PLN	Republic of Poland Government Bond	2.7500	04/25/28	54,681

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	SOVEREIGN — 17.0% (Continued)
292,000 PLN	Republic of Poland Government Bond	1.7500	04/25/32	$56,789
6,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	6,383
7,000 USD	Republic of Poland Government International Bond	4.8750	10/04/33	7,002
3,842,000 ZAR	Republic of South Africa Government Bond	8.5000	01/31/37	160,185
46,000 USD	Republic of South Africa Government International	4.3000	10/12/28	42,205
149,000 USD	Republic of South Africa Government International	5.8750	04/20/32	137,080
72,000 USD	Republic of South Africa Government International	6.3000	06/22/48	58,018
56,000 USD	Republic of South Africa Government International	5.7500	09/30/49	41,674
64,000 USD	Republic of South Africa Government International	7.3000	04/20/52	56,715
8,000 EUR	Romanian Government International Bond	2.3750	04/19/27	8,197
1,000 USD	Romanian Government International Bond(b)	6.6250	02/17/28	1,038
51,000 USD	Romanian Government International Bond(b)	7.1250	01/17/33	55,175
2,000 EUR	Romanian Government International Bond	4.1250	03/11/39	1,826
13,000 USD	Saudi Government International Bond(b)	5.5000	10/25/32	13,544
35,000 USD	Saudi Government International Bond(b)	2.2500	02/02/33	28,342
9,000 USD	Saudi Government International Bond(b)	4.8750	07/18/33	8,964
2,000 USD	Saudi Government International Bond(b)	4.6250	10/04/47	1,729
1,000 USD	Saudi Government International Bond(b)	5.0000	04/17/49	908
100,000 USD	Senegal Government International Bond(b)	6.2500	05/23/33	86,984
395,000 USD	Sri Lanka Government International Bond(b)	7.8500	03/14/29	201,988
353,000 USD	Turkey Government International Bond	9.8750	01/15/28	385,200
75,000 USD	Turkey Government International Bond	9.1250	07/13/30	80,132
459,000 USD	Turkey Government International Bond	5.7500	05/11/47	335,995
136,000 USD	Ukraine Government International Bond(a)	—	09/01/27	35,275
56,000 USD	Ukraine Government International Bond(a),(b)	7.7500	09/01/27	14,525
455,000 USD	Ukraine Government International Bond(a),(b)	7.7500	09/01/28	116,289
139,000 USD	Ukraine Government International Bond(a),(b)	7.3750	09/25/34	32,154
2,000 USD	Uruguay Government International Bond	4.3750	01/23/31	1,976
1,900,000 UYU	Uruguay Government International Bond	8.2500	05/21/31	45,863
				9,910,797
	SUPRANATIONAL — 0.5%
8,300,000 INR	European Bank for Reconstruction & Development	6.3000	10/26/27	98,573
200,000 EUR	European Investment Bank	1.1250	09/15/36	176,589
				275,162

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $15,620,865)			$14,727,592

Shares
	SHORT-TERM INVESTMENTS — 6.3%
	COLLATERAL FOR SECURITIES LOANED - 3.3%
1,940,910	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(h), (j)			1,940,910

	MONEY MARKET FUNDS - 3.0%
1,742,951	Fidelity Government Portfolio, Class I, 5.22%(h)			1,742,951

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,683,861)			3,683,861

	TOTAL INVESTMENTS - 98.7% (Cost $60,582,988)			$57,659,495
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%			740,062
	NET ASSETS - 100.0%			$58,399,557

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Appreciation
62	Eurex 10 Year Euro BUND Future	03/07/2024	$9,100,703	$138,364
6	Eurex 30 Year Euro BUXL Future	03/07/2024	891,799	37,045
25	Long Gilt Future	03/26/2024	3,167,336	136,123
7	TSE Japanese 10 Year Bond Futures	03/13/2024	6,956,194	55,183
	TOTAL FUTURES CONTRACTS			$366,715

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Depreciation
53	CBOT 10 Year US Treasury Note	03/19/2024	$5,953,391	$(174,735)
16	CBOT 5 Year US Treasury Note	03/28/2024	1,734,250	(37,125)
4	CBOT US Treasury Bond Futures	03/19/2024	489,375	(28,656)
13	Euro-BTP Italian Bond Futures	03/07/2024	1,671,248	(51,172)
	TOTAL FUTURES CONTRACTS			$(291,688)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

CREDIT DEFAULT SWAP AGREEMENTS
				Implied				Amortized	Unrealized
	Payment		Fixed Deal	Credit				Upfront Payments	Appreciation/
Description	Frequency(k)	Counterparty	(Pay) Rate	Spread	Maturity Date	Notional Value(i)	Fair Value	Paid/(Received)	(Depreciation)
CDX.EM SERIES 40	To Buy Quarterly	Citibank	1.00%	183	12/20/2028	$2,080,000	$69,976	$94,118	$(24,142)
ITRAXX EUROPE CROSSOVER SERIES 40	To Sell Quarterly	Citibank	5.00%	327	12/20/2028	3,090,000	(255,718)	(81,803)	(173,915)
TOTAL							$(185,742)	$12,315	$(198,057)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Mexican Peso	02/09/2024	Citi Capital Markets	4,840,000	$280,919	$2,121
Thailand Baht	02/14/2024	JP Morgan Chase	1,875,000	52,700	(745)
Australian Dollar	02/22/2024	Citi Capital Markets	560,000	367,578	(1,567)
Japanese Yen	02/22/2024	Citi Capital Markets	42,300,000	288,344	(2,180)
Brazilian Real	03/04/2024	JP Morgan Chase	28,000	5,637	(51)
British Pound	04/19/2024	Citi Capital Markets	49,000	62,131	(231)
Euro	04/19/2024	Citi Capital Markets	130,000	140,925	(691)
Japanese Yen	04/19/2024	Citi Capital Markets	11,347,000	78,042	243
				$1,276,276	$(3,101)

To Sell:
Euro	02/06/2024	Barclay	33,025	$35,689	$311
Euro	02/06/2024	JP Morgan Chase	6,378,514	6,893,124	104,876
Mexican Peso	02/09/2024	JP Morgan Chase	4,840,000	280,920	1,069
Swiss Franc	02/12/2024	Citi Capital Markets	1,577	1,830	(3)
Brazilian Real	03/04/2024	JP Morgan Chase	105,000	21,138	(162)
Australian Dollar	04/19/2024	Citi Capital Markets	705,500	463,896	3,415
British Pound	04/19/2024	Barclay	1,266,100	1,605,399	137
Canadian Dollar	04/19/2024	Citi Capital Markets	890,900	663,384	(903)
Euro	04/19/2024	Citi Capital Markets	11,264,200	12,210,852	95,579
Japanese Yen	04/19/2024	Citi Capital Markets	63,608,500	437,487	1,328
				$22,613,719	$205,647

Total					$202,546

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

				Local Currency				Unrealized
		Settlement		Amount	Local Currency	U.S. Dollar Market	U.S. Dollar Market	Appreciation/
Foreign Currency		Date	Counterparty	Purchased	Amount Sold	Value Buy	Value Sell	(Depreciation)
To Buy:	To Sell:
Euro	Swiss Franc	2/12/2024	JP Morgan Chase	130,000	120,717	140,524	(140,075)	$449
Swiss Franc	Euro	2/12/2024	Citi Capital Markets	122,294	130,000	141,905	(140,524)	1,381
Japanese Yen	Euro	2/16/2024	JP Morgan Chase	119,166,768	760,000	811,537	(821,661)	(10,124)
Euro	British Pound	2/20/2024	Citi Capital Markets	260,000	223,719	281,142	(283,562)	(2,420)
Euro	British Pound	2/22/2024	Citi Capital Markets	130,000	111,746	140,583	(141,639)	(1,056)
Euro	British Pound	2/28/2024	Citi Capital Markets	130,000	110,867	140,618	(140,532)	86
Euro	British Pound	4/19/2024	Citi Capital Markets	1,477,857	1,275,000	1,602,057	(1,616,683)	(14,626)
				121,416,919	2,732,049	$3,258,366	$3,284,676	$(26,310)

Total								$(26,310)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

EUR003M	Euribor 3 Month

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

INR	Indian Rupee

MXN	Mexican Peso

PLN	Polish Zloty

THB	Thailand Baht

USD	US Dollars

UYU	Uruguayan Peso

ZAR	South African Rand

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $20,850,296 or 35.7% of net assets.

(c)	Variable rate security; the rate shown represents the rate on January 31, 2024.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,869,658 at January 31, 2024.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Percentage rounds to less than 0.1%.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2024.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5%
	AEROSPACE & DEFENSE - 2.9%
9,067	L3Harris Technologies, Inc.	$1,889,744
26,375	Raytheon Technologies Corporation(a)	2,403,291
		4,293,035
	ASSET MANAGEMENT - 1.8%
3,356	BlackRock, Inc.(a)	2,598,584

	AUTOMOTIVE - 0.8%
31,335	General Motors Company(a)	1,215,798

	BANKING - 6.9%
80,151	Bank of America Corporation	2,725,936
25,889	JPMorgan Chase & Company	4,514,006
16,558	Truist Financial Corporation	613,639
44,977	Wells Fargo & Company	2,256,946
		10,110,527
	BIOTECH & PHARMA - 7.2%
9,582	AbbVie, Inc.	1,575,281
5,339	Amgen, Inc.	1,677,834
33,771	Bristol-Myers Squibb Company	1,650,389
11,581	Johnson & Johnson	1,840,221
30,583	Merck & Company, Inc.	3,693,814
		10,437,539
	CHEMICALS - 3.0%
6,378	Air Products and Chemicals, Inc.	1,630,918
28,816	Corteva, Inc.	1,310,552
21,606	DuPont de Nemours, Inc.	1,335,251
		4,276,721
	CONSTRUCTION MATERIALS - 2.2%
3,706	Martin Marietta Materials, Inc.	1,884,205
8,480	Owens Corning	1,284,974
		3,169,179
	CONSUMER SERVICES - 0.7%
14,335	Service Corp International(a)	962,165

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.7%
12,276	Honeywell International, Inc.	$2,482,944

	ELECTRIC UTILITIES - 3.7%
18,785	Duke Energy Corporation	1,800,167
42,745	NextEra Energy, Inc.	2,506,139
16,955	Xcel Energy, Inc.	1,015,096
		5,321,402
	ELECTRICAL EQUIPMENT - 1.2%
32,354	Johnson Controls International PLC	1,704,732

	ENGINEERING & CONSTRUCTION - 1.4%
10,444	Quanta Services, Inc.	2,026,658

	ENTERTAINMENT CONTENT - 2.5%
38,341	Fox Corporation, Class A(a)	1,238,414
25,597	Walt Disney Company (The)	2,458,592
		3,697,006
	FOOD - 2.6%
37,325	Mondelez International, Inc., A	2,809,453
18,717	Tyson Foods, Inc., Class A	1,024,943
		3,834,396
	HEALTH CARE FACILITIES & SERVICES - 4.3%
9,883	Cencora, Inc.(a)	2,299,576
25,246	CVS Health Corporation	1,877,545
4,012	UnitedHealth Group, Inc.	2,053,101
		6,230,222
	HOUSEHOLD PRODUCTS - 1.9%
17,363	Procter & Gamble Company (The)	2,728,422

	INDUSTRIAL REIT - 1.0%
11,117	Prologis, Inc.	1,408,413

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	INFRASTRUCTURE REIT - 1.1%
8,338	American Tower Corporation, A	$1,631,330

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
16,416	Bank of New York Mellon Corporation (The)	910,431
17,867	Intercontinental Exchange, Inc.	2,275,005
		3,185,436
	INSURANCE - 5.6%
7,535	Berkshire Hathaway, Inc., Class B(b)	2,891,480
23,059	Hartford Financial Services Group, Inc. (The)	2,005,211
11,125	Prudential Financial, Inc.(a)	1,167,346
10,271	Travelers Companies, Inc. (The)	2,170,879
		8,234,916
	INTERNET MEDIA & SERVICES - 3.1%
14,319	Alphabet, Inc., Class A(b)	2,006,092
6,283	Meta Platforms, Inc., Class A(b)	2,451,250
		4,457,342
	LEISURE FACILITIES & SERVICES - 1.1%
9,855	Darden Restaurants, Inc.	1,602,226

	MACHINERY - 2.7%
5,118	Caterpillar, Inc.	1,536,987
5,051	Parker-Hannifin Corporation	2,346,189
		3,883,176
	MEDICAL EQUIPMENT & DEVICES - 7.2%
31,195	Abbott Laboratories	3,529,714
53,332	Avantor, Inc.(b)	1,226,103
7,538	Becton Dickinson and Company	1,800,150
4,313	Stryker Corporation	1,446,925
4,980	Thermo Fisher Scientific, Inc.	2,684,120
		10,687,012
	METALS & MINING - 0.7%
27,099	Freeport-McMoRan, Inc.	1,075,559

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	OIL & GAS PRODUCERS - 6.8%
21,542	ConocoPhillips	$2,409,904
15,425	EOG Resources, Inc.	1,755,211
41,952	Exxon Mobil Corporation	4,313,084
10,000	Phillips 66	1,443,100
		9,921,299
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
35,870	Schlumberger Ltd.	1,746,869

	RESIDENTIAL REIT - 1.0%
21,924	Equity LifeStyle Properties, Inc.	1,484,036

	RETAIL - CONSUMER STAPLES - 0.9%
9,752	Target Corporation	1,356,308

	RETAIL - DISCRETIONARY - 1.3%
8,608	Lowe’s Companies, Inc.	1,832,127

	SELF-STORAGE REIT - 1.2%
6,102	Public Storage	1,728,024

	SEMICONDUCTORS - 3.7%
1,933	Broadcom, Inc.	2,280,939
24,222	Micron Technology, Inc.	2,077,037
12,669	ON Semiconductor Corporation(a),(b)	901,146
		5,259,122
	SOFTWARE - 2.8%
4,640	Microsoft Corporation	1,844,771
20,422	Oracle Corporation	2,281,138
		4,125,909
	SPECIALTY FINANCE - 1.1%
7,613	American Express Company	1,528,234

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY HARDWARE - 1.2%
5,516	Motorola Solutions, Inc.	$1,762,362

	TECHNOLOGY SERVICES - 2.7%
23,538	PayPal Holdings, Inc.(b)	1,444,056
5,538	S&P Global, Inc.	2,482,963
		3,927,019
	TELECOMMUNICATIONS - 1.3%
43,636	Verizon Communications, Inc.	1,847,985

	TRANSPORTATION & LOGISTICS - 2.8%
64,351	CSX Corporation	2,297,331
14,977	Knight-Swift Transportation Holdings, Inc.	859,380
28,916	Southwest Airlines Company	864,299
		4,021,010

	TOTAL COMMON STOCKS (Cost $98,034,053)	141,795,044

	SHORT-TERM INVESTMENTS — 9.5%
	COLLATERAL FOR SECURITIES LOANED - 7.0%
10,212,064	Mount Vernon Liquid Assets Portfolio, LLC, , 5.46%(c)(d)	10,212,064

	MONEY MARKET FUNDS - 2.5%
3,565,755	Invesco Treasury Portfolio Inst., Institutional Class, 5.24%(c)	3,565,755

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,777,819)	13,777,819

	TOTAL INVESTMENTS - 107.0% (Cost $111,811,872)	$155,572,863
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0)%	(10,154,410)
	NET ASSETS - 100.0%	$145,418,453

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $10,100,660 at January 31, 2024.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 1.2%
13,957	AAR Corporation(a)	$848,865

	APPAREL & TEXTILE PRODUCTS - 1.1%
8,160	Oxford Industries, Inc.(b)	774,629

	ASSET MANAGEMENT - 1.0%
21,777	Victory Capital Holdings, Inc.	734,538

	AUTOMOTIVE - 1.2%
103,844	American Axle & Manufacturing Holdings, Inc.(a)	840,098

	BANKING - 16.3%
31,904	Amalgamated Financial Corporation	847,370
15,150	Banner Corporation	705,687
28,958	Berkshire Hills Bancorp, Inc.	694,992
34,749	Central Pacific Financial Corporation(b)	669,613
19,974	Enterprise Financial Services Corporation	831,518
16,108	First Financial Corporation	634,977
21,202	Hancock Whitney Corporation	956,422
36,121	Hanmi Financial Corporation	605,027
25,869	Heartland Financial USA, Inc.	917,573
34,080	Heritage Financial Corporation	686,712
26,344	Independent Bank Corporation	670,191
58,681	Old National Bancorp	966,477
51,740	Old Second Bancorp, Inc.	704,699
15,212	Pathward Financial, Inc.	787,677
22,244	Peoples Bancorp, Inc.	651,749
18,142	TrustCompany Bank Corp NY	524,304
		11,854,988
	BIOTECH & PHARMA - 6.3%
21,438	Alpine Immune Sciences, Inc.(a)	570,465
8,200	ANI Pharmaceuticals, Inc.(a)	457,724
27,249	Anika Therapeutics, Inc.(a),(b)	640,896
16,000	Arcturus Therapeutics Holdings, Inc.(a),(b)	527,520

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BIOTECH & PHARMA - 6.3% (Continued)
26,825	Bridgebio Pharma, Inc.(a),(b)	$919,830
20,500	Dynavax Technologies Corporation(a),(b)	264,860
12,077	Ideaya Biosciences, Inc.(a)	525,712
48,771	Liquidia Technologies, Inc.(a),(b)	623,293
		4,530,300
	CHEMICALS - 2.0%
23,751	AdvanSix, Inc.	602,800
13,434	Minerals Technologies, Inc.	877,912
		1,480,712
	COMMERCIAL SUPPORT SERVICES - 4.1%
9,701	ASGN, Inc.(a)	900,446
44,900	Deluxe Corporation(b)	849,059
8,515	Huron Consulting Group, Inc.(a)	881,558
13,215	Schnitzer Steel Industries, Inc., Class A(b)	347,951
		2,979,014
	CONTAINERS & PACKAGING - 0.8%
41,525	O-I Glass, Inc.(a)	604,604

	ELECTRIC UTILITIES - 1.1%
23,055	Avista Corporation(b)	784,101

	ELECTRICAL EQUIPMENT - 1.8%
5,934	Belden, Inc.	440,184
25,181	Vontier Corporation	871,011
		1,311,195
	ENGINEERING & CONSTRUCTION - 0.7%
15,206	Primoris Services Corporation	498,757

	FOOD - 1.1%
33,011	Fresh Del Monte Produce, Inc.	811,410

	GAS & WATER UTILITIES - 2.5%
10,630	ONE Gas, Inc.(b)	652,363
9,791	SJW Group	582,956

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	GAS & WATER UTILITIES - 2.5% (Continued)
10,887	Spire, Inc.	$618,055
		1,853,374
	HEALTH CARE FACILITIES & SERVICES - 1.3%
55,914	AdaptHealth Corporation(a),(b)	403,699
22,200	Select Medical Holdings Corporation	576,978
		980,677
	HEALTH CARE REIT - 1.1%
38,002	CareTrust REIT, Inc.	795,002

	HOME CONSTRUCTION - 5.4%
42,092	JELD-WEN Holding, Inc.(a)	782,911
8,270	M/I Homes, Inc.(a)	1,053,763
10,898	Patrick Industries, Inc.(b)	1,094,051
19,348	Taylor Morrison Home Corporation(a)	1,008,805
		3,939,530
	HOTEL REIT - 1.3%
80,445	RLJ Lodging Trust	931,553

	INDUSTRIAL INTERMEDIATE PROD - 1.5%
22,794	Mueller Industries, Inc.(b)	1,094,112

	INDUSTRIAL REIT - 1.1%
35,244	Plymouth Industrial REIT, Inc.	780,302

	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
6,922	Evercore, Inc., Class A	1,188,715

	INSURANCE - 2.0%
14,277	Axis Capital Holdings Ltd.	849,767
34,602	Universal Insurance Holdings, Inc.	575,085
		1,424,852
	INTERNET MEDIA & SERVICES - 1.2%
40,206	TripAdvisor, Inc.(a)	868,450

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0%
28,296	Bloomin’ Brands, Inc.(b)	$753,240

	MACHINERY - 1.7%
17,603	Columbus McKinnon Corporation	687,749
3,519	Standex International Corporation	519,616
		1,207,365
	MEDICAL EQUIPMENT & DEVICES - 1.6%
27,118	Avanos Medical, Inc.(a)	520,394
6,829	ICU Medical, Inc.(a)	625,059
		1,145,453
	METALS & MINING - 1.0%
3,104	Encore Wire Corporation(b)	699,952

	MORTGAGE FINANCE - 1.8%
67,944	Ladder Capital Corporation	742,628
57,287	Ready Capital Corporation(b)	536,779
		1,279,407
	OFFICE REIT - 2.4%
34,170	American Assets Trust, Inc.	766,433
42,108	Cousins Properties, Inc.	964,694
		1,731,127
	OIL & GAS PRODUCERS - 7.1%
37,500	CNX Resources Corporation(a),(b)	757,500
49,134	Crescent Energy Company(b)	542,931
7,619	Gulfport Energy Corporation(a)	966,851
20,707	Northern Oil and Gas, Inc.(b)	693,685
13,567	Par Pacific Holdings, Inc.(a)	496,417
22,979	PBF Energy, Inc., Class A	1,160,668
20,796	SilverBow Resources, Inc.(a)	552,342
		5,170,394
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
47,745	Liberty Oilfield Services, Inc., Class A(b)	992,618
101,486	RPC, Inc.(b)	741,863
		1,734,481

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RESIDENTIAL REIT - 1.7%
8,856	Centerspace	$484,955
51,329	Independence Realty Trust, Inc.(b)	754,023
		1,238,978
	RETAIL - CONSUMER STAPLES - 1.2%
10,533	Ingles Markets, Inc., Class A(b)	887,406

	RETAIL - DISCRETIONARY - 5.4%
13,701	Academy Sports & Outdoors, Inc.(b)	859,464
3,457	Asbury Automotive Group, Inc.(a),(b)	722,720
30,713	Ethan Allen Interiors, Inc.	894,670
46,080	Sally Beauty Holdings, Inc.(a),(b)	567,706
9,034	Signet Jewelers Ltd.	898,701
		3,943,261
	RETAIL REIT - 2.1%
52,392	Acadia Realty Trust(b)	893,808
32,161	Kite Realty Group Trust	688,245
		1,582,053
	SEMICONDUCTORS - 2.1%
11,181	Diodes, Inc.(a)	752,705
21,249	Ultra Clean Holdings, Inc.(a),(b)	811,711
		1,564,416
	SOFTWARE - 1.3%
79,718	SolarWinds Corporation(a)	942,267

	SPECIALTY FINANCE - 2.6%
14,239	Essent Group Ltd.	785,423
15,909	Mr Cooper Group, Inc.(a)	1,071,630
		1,857,053
	SPECIALTY REIT - 0.7%
11,184	EPR Properties(b)	495,116

	TECHNOLOGY HARDWARE - 1.1%
79,889	Viavi Solutions, Inc.(a)	785,309

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY SERVICES - 1.3%
23,729	LiveRamp Holdings, Inc.(a)	$936,821

	TRANSPORTATION & LOGISTICS - 2.4%
17,889	Covenant Logistics Group, Inc.	864,754
17,130	SkyWest, Inc.(a)	912,344
		1,777,098
	WHOLESALE - DISCRETIONARY - 0.8%
7,665	ePlus, Inc.(a)	579,014

	TOTAL COMMON STOCKS (Cost $64,703,961)	72,219,989

	SHORT-TERM INVESTMENTS — 26.5%
	COLLATERAL FOR SECURITIES LOANED - 25.8%
18,788,531	Mount Vernon Liquid Assets Portfolio, LLC, , 5.46%(c)(d)	18,788,531

	MONEY MARKET FUNDS - 0.7%
486,942	Invesco Treasury Portfolio Inst., Institutional Class, 5.24%(c)	486,942

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,275,473)	19,275,473

	TOTAL INVESTMENTS - 125.9% (Cost $83,979,434)	$91,495,462
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.9)%	(18,819,587)
	NET ASSETS - 100.0%	$72,675,875

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $17,794,231 at January 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 1.0%
26,819	Trade Desk, Inc. (The), Class A(a) (b)	$1,835,224

	ASSET MANAGEMENT - 2.5%
36,817	Blackstone, Inc.(b)	4,581,876

	E-COMMERCE DISCRETIONARY - 9.8%
84,851	Amazon.com, Inc.(a)	13,168,875
2,839	MercadoLibre, Inc.(a)	4,859,829
		18,028,704
	HEALTH CARE FACILITIES & SERVICES - 0.9%
5,776	Medpace Holdings, Inc.(a)	1,684,166

	INTERNET MEDIA & SERVICES - 5.6%
7,006	Meta Platforms, Inc., Class A(a)	2,733,321
8,817	Netflix, Inc.(a)	4,973,758
39,450	Uber Technologies, Inc.(a)	2,574,902
		10,281,981
	LEISURE FACILITIES & SERVICES - 3.4%
2,577	Chipotle Mexican Grill, Inc.(a)	6,207,400

	MEDICAL EQUIPMENT & DEVICES - 8.5%
8,202	Align Technology, Inc.(a)	2,192,559
38,720	DexCom, Inc.(a)	4,698,672
12,089	Insulet Corporation(a)	2,307,427
17,253	Intuitive Surgical, Inc.(a)	6,525,430
		15,724,088
	RETAIL - DISCRETIONARY - 4.6%
10,273	Lululemon Athletica, Inc.(a)	4,662,093
17,007	Tractor Supply Company(b)	3,819,772
		8,481,865
	SEMICONDUCTORS - 16.4%
32,604	Advanced Micro Devices, Inc.(a)	5,467,365
6,751	ASML Holding N.V. - ADR	5,872,155
41,876	Marvell Technology, Inc.	2,835,005

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 16.4% (Continued)
25,925	NVIDIA Corporation	$15,950,875
		30,125,400
	SOFTWARE - 32.9%
11,708	Adobe, Inc.(a)	7,232,968
12,557	Cadence Design Systems, Inc.(a)	3,622,192
6,155	Intuit, Inc.	3,885,836
34,880	Microsoft Corporation	13,867,590
10,689	Palo Alto Networks, Inc.(a)	3,618,333
28,314	Salesforce, Inc.(a)	7,958,782
18,382	ServiceNow, Inc.(a)	14,069,584
8,222	Snowflake, Inc.(a)	1,608,552
23,489	Veeva Systems, Inc., Class A(a)	4,871,853
		60,735,690
	TECHNOLOGY HARDWARE - 3.9%
39,403	Apple, Inc.	7,265,913

	TECHNOLOGY SERVICES - 10.2%
26,058	Mastercard, Inc., Class A	11,706,035
26,045	Visa, Inc., Class A(b)	7,117,057
		18,823,092

	TOTAL COMMON STOCKS (Cost $71,345,056)	183,775,399

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.9%
	COLLATERAL FOR SECURITIES LOANED – 9.5%
17,484,623	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(c) (d)	17,484,623

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.9% (Continued)
	MONEY MARKET FUND - 0.4%
707,890	STIT - Treasury Obligations Portfolio, 5.19%(c)	$707,890

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,192,513)	18,192,513

	TOTAL INVESTMENTS - 109.6% (Cost $89,537,569)	$201,967,912
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%	(17,681,547)
	NET ASSETS - 100.0%	$184,286,365

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	All or a portion of these securities on loan. Total loaned securities had a value of $16,862,904 at January 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.7%
	ADVERTISING & MARKETING - 0.8%
8,763	Trade Desk, Inc. (The), Class A(a), (b)	$599,652

	AEROSPACE & DEFENSE - 1.3%
14,317	Hexcel Corporation	950,506

	APPAREL & TEXTILE PRODUCTS - 1.1%
8,191	Crocs, Inc.(a), (b)	831,223

	BANKING - 2.3%
9,409	Pinnacle Financial Partners, Inc.(b)	831,567
36,890	Seacoast Banking Corporation of Florida	906,019
		1,737,586
	BEVERAGES - 0.5%
20,540	Vita Coco Company, Inc. (The)(a)	404,433

	BIOTECH & PHARMA - 6.6%
11,121	Crinetics Pharmaceuticals, Inc.(a)	405,694
24,996	Day One Biopharmaceuticals, Inc.(a)	376,190
16,671	Denali Therapeutics, Inc.(a)	266,903
26,692	Fusion Pharmaceuticals, Inc.(a)	310,161
20,942	Halozyme Therapeutics, Inc.(a)	708,887
7,663	Immunocore Holdings plc - ADR(a), (b)	553,958
5,242	Intra-Cellular Therapies, Inc.(a)	352,996
25,470	Maravai LifeSciences Holdings, Inc.(a)	147,726
25,062	Neumora Therapeutics, Inc.(a)	373,424
5,013	Prothena Corp plc(a)	142,319
29,486	Roivant Sciences Ltd.(a)	294,860
3,251	Structure Therapeutics, Inc. - ADR(a)	141,809
12,284	Vaxcyte, Inc.(a), (b)	877,323
		4,952,250
	COMMERCIAL SUPPORT SERVICES - 1.1%
4,309	FTI Consulting, Inc.(a)	825,647

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	CONSTRUCTION MATERIALS - 1.2%
6,655	Advanced Drainage Systems, Inc.(b)	$867,945

	E-COMMERCE DISCRETIONARY - 0.9%
18,290	Global-e Online Ltd.(a)	690,813

	ELECTRICAL EQUIPMENT - 1.7%
15,767	BWX Technologies, Inc.	1,284,695

	ENGINEERING & CONSTRUCTION - 4.1%
8,680	Exponent, Inc.(b)	765,489
5,380	Installed Building Products, Inc.	1,048,293
2,278	TopBuild Corporation(a)	840,878
7,990	WillScot Mobile Mini Holdings Corporation(a), (b)	377,927
		3,032,587
	ENTERTAINMENT CONTENT - 0.7%
36,881	IMAX Corporation(a)	515,228

	HEALTH CARE FACILITIES & SERVICES - 4.3%
21,655	Option Care Health, Inc.(a)	676,502
11,001	Progyny, Inc.(a), (b)	419,028
25,021	RadNet, Inc.(a)	925,027
19,621	SI-BONE, Inc.(a), (b)	396,540
25,181	Surgery Partners, Inc.(a), (b)	772,805
		3,189,902
	HOME CONSTRUCTION - 2.6%
21,669	AZEK Company, Inc. (The)(a)	835,556
7,104	Century Communities, Inc.	615,917
7,387	Skyline Champion Corporation(a)	505,862
		1,957,335
	HOUSEHOLD PRODUCTS - 2.1%
5,825	elf Beauty, Inc.(a), (b)	929,263
4,715	Inter Parfums, Inc.	656,092
		1,585,355

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.9%
5,299	Applied Industrial Technologies, Inc.	$935,062
5,777	Herc Holdings, Inc.	852,050
2,159	SiteOne Landscape Supply, Inc.(a), (b)	333,673
		2,120,785
	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
5,042	Evercore, Inc., Class A	865,863
7,209	Houlihan Lokey, Inc.(b)	863,494
9,896	Tradeweb Markets, Inc., CLASS A	943,979
		2,673,336
	INSURANCE - 1.3%
12,155	Goosehead Insurance, Inc., CLASS A(a),(b)	938,366

	INTERNET MEDIA & SERVICES - 1.0%
19,925	Pinterest, Inc., Class A(a)	746,589

	LEISURE FACILITIES & SERVICES - 4.8%
76,812	Lindblad Expeditions Holdings, Inc.(a)	709,743
68,218	OneSpaWorld Holdings Ltd.(a)	929,812
33,647	Sweetgreen, Inc.(a)	359,350
6,098	Texas Roadhouse, Inc.	766,641
2,674	Wingstop, Inc.	751,688
		3,517,234
	LEISURE PRODUCTS - 1.0%
2,352	Axon Enterprise, Inc.(a)	585,789
24,747	Peloton Interactive, Inc., Class A(a), (b)	137,593
		723,382
	MACHINERY - 3.3%
19,693	Flowserve Corporation	786,341
6,296	Lindsay Corporation	819,173
5,124	MSA Safety, Inc.	845,614
		2,451,128
	MEDICAL EQUIPMENT & DEVICES - 7.8%
64,614	Adaptive Biotechnologies Corporation(a)	237,133
60,055	Alphatec Holdings, Inc.(a)	966,286

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 7.8% (Continued)
6,325	DexCom, Inc.(a)	$767,539
11,252	Inari Medical, Inc.(a), (b)	640,801
18,941	Inmode Ltd.(a), (b)	448,712
20,203	Quanterix Corporation(a)	446,284
4,563	Repligen Corporation(a), (b)	864,233
24,320	Stevanato Group SpA(b)	771,917
1,546	West Pharmaceutical Services, Inc.	576,704
		5,719,609
	OIL & GAS PRODUCERS - 0.8%
3,836	Cheniere Energy, Inc.	629,066

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
36,149	TechnipFMC plc	699,121

	RENEWABLE ENERGY - 0.9%
49,288	Array Technologies, Inc.(a), (b)	652,573

	RETAIL - CONSUMER STAPLES - 2.6%
1,958	Five Below, Inc.(a)	351,383
12,376	Ollie’s Bargain Outlet Holdings, Inc.(a), (b)	890,205
13,296	Sprouts Farmers Market, Inc.(a), (b)	669,719
		1,911,307
	RETAIL - DISCRETIONARY - 1.6%
5,296	Boot Barn Holdings, Inc.(a), (b)	379,935
9,203	Freshpet, Inc.(a), (b)	792,378
		1,172,313
	SEMICONDUCTORS - 6.0%
4,169	Axcelis Technologies, Inc.(a)	542,178
19,374	FormFactor, Inc.(a)	751,130
6,249	Lattice Semiconductor Corporation(a), (b)	380,314
1,180	Monolithic Power Systems, Inc.	711,210
4,496	Onto Innovation, Inc.(a)	726,104
8,068	Power Integrations, Inc.	604,777
2,957	Silicon Laboratories, Inc.(a)	364,776

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	SEMICONDUCTORS - 6.0% (Continued)
3,597	SiTime Corporation(a), (b)	$383,332
		4,463,821
	SOFTWARE - 15.8%
3,755	Appfolio, Inc., Class A(a)	823,321
12,160	Blackline, Inc.(a)	713,549
25,408	Calix, Inc.(a)	843,037
16,808	Confluent, Inc., Class A(a)	375,827
23,684	DoubleVerify Holdings, Inc.(a), (b)	947,597
12,858	Dynatrace, Inc.(a)	732,906
9,451	Five9, Inc.(a)	716,953
13,512	Gitlab, Inc.(a), (b)	960,839
25,176	JFrog Ltd.(a)	818,975
1,401	MongoDB, Inc.(a), (b)	561,129
28,067	Privia Health Group, Inc.(a), (b)	565,831
10,215	Procore Technologies, Inc.(a)	729,249
17,459	Q2 Holdings, Inc.(a), (b)	742,880
3,002	Rapid7, Inc.(a)	165,200
17,532	Smartsheet, Inc., Class A(a)	788,414
2,083	Veeva Systems, Inc., Class A(a)	432,035
35,179	Vertex, Inc., CLASS A(a), (b)	853,443
		11,771,185
	TECHNOLOGY HARDWARE - 1.6%
5,636	Fabrinet(a)	1,203,342

	TECHNOLOGY SERVICES - 7.6%
26,615	ExlService Holdings, Inc.(a)	832,517
1,979	Globant SA(a)	466,668
18,484	LiveRamp Holdings, Inc.(a)	729,748
10,564	MAXIMUS, Inc.	856,952
2,167	MSCI, Inc.(b)	1,297,210
8,649	Shift4 Payments, Inc.(a), (b)	621,085
11,247	WNS Holdings Ltd., ADR - ADR(a)	779,979
		5,584,159

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.8%
22,557	Grocery Outlet Holding Corporation(a), (b)	$558,962

	TOTAL COMMON STOCKS (Cost $57,077,980)	70,961,435

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 28.3%
	COLLATERAL FOR SECURITIES LOANED – 23.5%
17,434,053	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(c)(d)	17,434,053

	MONEY MARKET FUND – 4.8%
3,535,183	Fidelity Money Market Government Portfolio Class I, 5.22%(c)	3,535,183

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,969,236)	20,969,236

	TOTAL INVESTMENTS - 124.0% (Cost $78,047,216)	$91,930,671
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0)%	(17,772,512)
	NET ASSETS - 100.0%	$74,158,159

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $16,742,496 at January 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 0.9%
	MIXED ALLOCATION - 0.9%
136,545	Vietnam Enterprise Investments Ltd.(a)	$988,090

	TOTAL CLOSED END FUNDS (Cost $861,698)	988,090

	COMMON STOCKS — 95.0%
	APPAREL & TEXTILE PRODUCTS - 1.3%
148,800	Shenzhou International Group Holdings Ltd.	1,325,128

	AUTOMOTIVE - 3.6%
32,300	BYD Company Ltd.	774,117
7,000	Hyundai Mobis Company Ltd.	1,097,340
17,059	Kia Corp(a)	1,310,399
85,277	Sona Blw Precision Forgings Ltd.	634,482
		3,816,338
	BANKING - 15.3%
122,539	Axis Bank Ltd.	1,574,917
167,748	Banco Bradesco S.A. - ADR	520,019
2,015,000	Bank Central Asia Tbk P.T.	1,219,128
38,007	Bank Polska Kasa Opieki S.A.	1,462,110
4,769,600	Bank Rakyat Indonesia Persero Tbk P.T.	1,718,180
370,346	FirstRand Ltd.	1,341,383
11,900	HDFC Bank Ltd. - ADR	660,331
194,036	HDFC Bank Ltd.	3,410,978
210,148	Itau Unibanco Holding S.A. - ADR	1,386,977
1,620,700	Public Bank Bhd	1,502,766
117,820	Qatar National Bank QPSC	501,213
271,500	SCB X PCL	791,897
		16,089,899
	BEVERAGES - 4.5%
19,800	Heineken Malaysia Bhd	100,907
5,300	Kweichow Moutai Company Ltd.	1,192,278
224,073	Varun Beverages Ltd.	3,455,329
		4,748,514

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	CHEMICALS - 0.3%
7,577	Sociedad Quimica y Minera de Chile S.A. - ADR(b)	$318,764

	E-COMMERCE DISCRETIONARY - 1.5%
116,141	Alibaba Group Holding Ltd	1,041,669
89,728	Honasa Consumer Ltd.(a)	505,421
		1,547,090
	ELECTRIC UTILITIES - 2.1%
77,040	ACEN Corporation	5,815
645,200	CGN Power Company Ltd.	345,186
315,100	China Yangtze Power Company Ltd., Class A	1,077,059
57,409	JSW Energy Ltd.	349,203
155,986	Shenzhen Envicool Technology Company Ltd.	419,575
		2,196,838
	ELECTRICAL EQUIPMENT - 0.7%
242,528	NARI Technology Company Ltd.	712,961

	ENGINEERING & CONSTRUCTION - 2.6%
44,912	Larsen & Toubro Ltd.	1,879,529
20,664	Mytilineos S.A.	848,441
		2,727,970
	ENTERTAINMENT CONTENT - 0.8%
44,290	NetEase, Inc.	860,916

	FOOD - 0.3%
1,900,700	Monde Nissin Corporation	297,851

	HEALTH CARE FACILITIES & SERVICES - 3.3%
333,315	Max Healthcare Institute Ltd.	3,133,347
42,400	WuXi AppTec Company Ltd.	323,367
		3,456,714
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
25,400	Hong Kong Exchanges & Clearing Ltd.	770,100

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	INSURANCE - 2.3%
213,400	AIA Group Ltd.	$1,673,577
68,178	Prudential PLC	700,371
		2,373,948
	INTERNET MEDIA & SERVICES - 6.7%
70,700	KE Holdings, Inc., Institutional Class - ADR	1,001,819
115,500	Tencent Holdings Ltd.	4,009,168
54,100	Trip.com Group Ltd. - ADR(a)	1,977,896
		6,988,883
	LEISURE FACILITIES & SERVICES - 4.3%
203,760	Jollibee Foods Corporation	920,581
765,483	Lemon Tree Hotels Ltd.(a)	1,289,964
1,118,139	Minor International PCL	957,988
78,798	OPAP S.A.	1,363,958
		4,532,491
	MEDICAL EQUIPMENT & DEVICES - 0.9%
23,700	Shenzhen Mindray Bio-Medical Electronics Co.	891,743

	OIL & GAS PRODUCERS - 4.4%
376,189	Gazprom PJSC(a)(c)(d)	—
2,122,000	PetroChina Company Ltd., H Shares	1,534,986
113,300	Petroleo Brasileiro S.A. - ADR	1,934,031
274,610	PTT Exploration & Production PCL	1,154,888
		4,623,905
	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
667,729	Indiabulls Real Estate Ltd.(a)	787,960
230,490	Vinhomes JSC(a)	391,701
		1,179,661
	RETAIL - CONSUMER STAPLES - 1.9%
8,512	Magnit PJSC(a)(c)(d)	—
472,337	Wal-Mart de Mexico S.A.B. de C.V.	1,951,248
		1,951,248
	RETAIL - DISCRETIONARY - 0.8%
1,598,700	Home Product Center PCL	471,166

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	RETAIL - DISCRETIONARY - 0.8% (Continued)
97	LPP S.A.	$377,214
		848,380
	SEMICONDUCTORS - 15.3%
13,000	Alchip Technologies Ltd.	1,612,288
14,000	eMemory Technology, Inc.	1,248,474
5,000	Global Unichip Corporation	245,448
25,478	HPSP Company Ltd.(a)	854,071
26,714	SK Hynix, Inc.	2,675,319
444,608	Taiwan Semiconductor Manufacturing Company Ltd.	8,899,106
5,300	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	598,688
		16,133,394
	TECHNOLOGY HARDWARE - 13.3%
72,099	Accton Technology Corporation	1,212,715
109,000	Delta Electronics, Inc.	975,257
30,000	Lotes Company Ltd.	946,240
127,981	Samsung Electronics Company Ltd.	6,954,501
129,200	Sunny Optical Technology Group Company Ltd.	794,115
249,000	Unimicron Technology Corporation	1,396,759
24,000	Wiwynn Corporation	1,691,777
		13,971,364
	TECHNOLOGY SERVICES - 1.6%
302,833	Shanghai Baosight Software Company Ltd.	1,737,564

	TELECOMMUNICATIONS - 3.5%
163,254	Bharti Airtel Ltd.	2,302,063
5,577,900	Telekomunikasi Indonesia Persero Tbk P.T.	1,399,087
		3,701,150
	TRANSPORTATION & LOGISTICS - 1.9%
119,263	Container Corp Of India Ltd.	1,272,542
101,876	Spring Airlines Company Ltd.(a)	746,260
		2,018,802

	TOTAL COMMON STOCKS (Cost $87,380,559)	99,821,616

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	PREFERRED STOCKS — 1.7%
	TECHNOLOGY HARDWARE — 1.7%
40,616	Samsung Electronics Company Ltd.	$1,777,294

	TOTAL PREFERRED STOCKS (Cost $1,985,575)	1,777,294

	SHORT-TERM INVESTMENTS — 2.7%
	COLLATERAL FOR SECURITIES LOANED - 0.3%
344,748	Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (e)(f)	344,748

	MONEY MARKET FUNDS - 2.4%
2,463,964	First American Government Obligations Fund, Class X, 5.25%(f)	2,463,964

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,808,712)	2,808,712

	TOTAL INVESTMENTS - 100.3% (Cost $93,036,544)	$105,395,712
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%	(302,989)
	NET ASSETS - 100.0%	$105,092,723

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

SA	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $313,590 at January 31, 2024.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Illiquid Security.

(e)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2024.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2%
	APPAREL & TEXTILE PRODUCTS - 0.1%
3,935	Gildan Activewear, Inc.	$129,894

	ASSET MANAGEMENT - 0.6%
27,603	UBS Group A.G.(a)	826,042

	AUTOMOTIVE – 9.0%
5,000	Aisin Corporation	186,687
23,857	Bayerische Motoren Werke A.G.	2,481,929
3,364	Bayerische Motoren Werke A.G. Preference	328,636
10,835	Continental A.G.	884,952
27,300	Honda Motor Company Ltd.	305,180
4,244	Hyundai Mobis Company Ltd.	665,302
753	Hyundai Motor Company	109,531
1,761	Kia Corp(c)	135,272
21,100	Mazda Motor Corporation	255,820
17,169	Mercedes-Benz Group A.G.	1,158,909
77,900	Nissan Motor Company Ltd.	305,841
1,363	Rheinmetall A.G.	477,193
152,991	Stellantis N.V.(a)	3,365,685
26,400	Subaru Corporation	526,694
37,700	Sumitomo Electric Industries Ltd.	501,124
60,000	Yadea Group Holdings Ltd.	82,266
32,100	Zhejiang Cfmoto Power Company Ltd.	422,091
		12,193,112
	BANKING - 16.7%
167,000	Agricultural Bank of China Ltd., H Shares	64,661
1,559,658	Akbank T.A.S.	2,030,248
30,481	Banco Bilbao Vizcaya Argentaria S.A.	285,232
4,500	Banco do Brasil S.A.	51,353
85,730	Banco Santander S.A.	344,489
27,804	Bancolombia S.A.	233,992

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	BANKING - 16.7% (Continued)
31,556	Bancolombia S.A. Preference	$248,706
6,714	Bank Hapoalim BM	57,114
43,009	Bank Leumi Le-Israel BM	326,611
279,200	Bank of Beijing Company Ltd., Class A	199,267
14,968	Bank of China Ltd. - ADR	139,951
3,575,000	Bank of China Ltd., H Shares	1,341,595
1,150,000	Bank of Communications Company Ltd., H Shares	680,348
376,800	Bank of Jiangsu Company Ltd.	386,229
185,729	Barclays plc - ADR(a)	1,400,396
79,615	Barclays plc	147,953
31,712	BNK Financial Group, Inc.	178,368
5,821	BNP Paribas S.A.	391,006
228,936	China CITIC Bank Corp Ltd.	200,958
1,240,000	China Construction Bank Corporation, H Shares	736,393
350,500	China Minsheng Banking Corp Ltd., H Shares	116,575
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	105,792
27,662	Commercial International Bank Egypt S.A.E	32,641
116,851	Deutsche Bank A.G.(a)	1,502,063
1,861	Erste Group Bank A.G.	80,154
5,200	Grupo Financiero Banorte SAB de CV	52,883
395,065	Haci Omer Sabanci Holding A/S	944,197
10,225	Hana Financial Group, Inc.	365,642
59,435	Industrial & Commercial Bank of China Ltd. - ADR	577,113
1,630,000	Industrial & Commercial Bank of China Ltd., H Shares	794,024
26,400	Industrial Bank Company Ltd.	58,200
110,337	Intesa Sanpaolo SpA	339,917
13,180	Intesa Sanpaolo SpA - ADR(a)	244,225
78,571	Itau Unibanco Holding S.A. - ADR	518,569
12,641	KB Financial Group, Inc.	536,488
15,777	Nordea Bank Abp	194,408
1,218	OTP Bank Nyrt	56,433
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	57,101

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	BANKING - 16.7% (Continued)
121,567	Quinenco S.A.	$412,720
17,837	Royal Bank of Canada	1,741,019
445	Santander Bank Polska S.A.	53,902
775,890	Sberbank of Russia PJSC(b)(c)(g)	—
2,831	Shinhan Financial Group Company Ltd.	86,747
36,156	Skandinaviska Enskilda Banken A.B.	513,518
3,214	Societe Generale S.A.	82,600
6,000	Swedbank A.B., A Shares	122,274
529,219	Turkiye Garanti Bankasi A/S	1,107,610
119,320	Turkiye Is Bankasi A/S	100,612
21,414	UniCredit SpA	627,142
1,284,860,000	VTB Bank PJSC(b)(c)(g)	—
2,410,939	Yapi ve Kredi Bankasi A/S	1,731,680
		22,601,119
	BIOTECH & PHARMA - 5.0%
12,451	Bayer A.G.	387,360
58,236	GSK plc - ADR	2,296,827
1,186	Novo Nordisk A/S - ADR	136,082
2,500	Otsuka Holdings Company Ltd.	98,277
13,679	Roche Holding A.G.	3,895,493
		6,814,039
	CHEMICALS - 0.0%(d)
10,128	PhosAgro PJSC(b)(c)(g)	—

	COMMERCIAL SUPPORT SERVICES - 0.2%
3,824	Randstad N.V.	217,393

	CONSTRUCTION MATERIALS - 0.4%
1,100	AGC, Inc.	41,372
6,705	CRH plc(a)	481,151
0	Turkiye Sise ve Cam Fabrikalari A/S	0
		522,523

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.9%
18,900	Mitsubishi Heavy Industries Ltd	$1,260,773

	E-COMMERCE DISCRETIONARY - 0.8%
8,626	PDD Holdings, Inc. - ADR(c)	1,094,381

	ELECTRIC UTILITIES - 0.6%
1,200	Chubu Electric Power Company, Inc.	15,568
12,042	E.ON S.E.	162,889
19,994	Engie S.A.	319,294
3,821	Fortis, Inc.	153,320
3,800	Kansai Electric Power Company, Inc. (The)	51,843
16,700	Tokyo Electric Power Company Holdings, Inc.(c)	88,919
		791,833
	ELECTRICAL EQUIPMENT - 0.3%
7,240	ABB Ltd.	306,405
7,600	Mitsubishi Electric Corporation	112,793
		419,198
	ENGINEERING & CONSTRUCTION - 0.9%
966,900	China State Construction Engineering Corp Ltd.	697,306
1	Enka Insaat ve Sanayi A/S	1
1,021,200	Metallurgical Corp of China Ltd., Class A	463,469
		1,160,776
	ENTERTAINMENT CONTENT - 0.7%
97,000	37 Interactive Entertainment Network Technology	225,617
3,600	Capcom Company Ltd.	137,308
5,691	NetEase, Inc. - ADR(a)	555,670
		918,595
	FOOD - 0.4%
1,097	Salmar ASA	60,901
741,000	WH Group Ltd.	437,188
		498,089
	GAS & WATER UTILITIES - 0.0%(d)
2,100	Tokyo Gas Company Ltd.	48,244

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	HOME & OFFICE PRODUCTS - 0.0%(d)
1	Arcelik A/S	$5

	INDUSTRIAL SUPPORT SERVICES - 0.2%
13,200	Sumitomo Corporation	303,590

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
3,396	Deutsche Boerse A.G.	676,151
14,800	Haitong Securities Company Ltd.	6,822
329,400	Nomura Holdings, Inc.	1,774,307
		2,457,280
	INSURANCE - 6.0%
12,290	Assicurazioni Generali SpA	274,100
231,585	China Life Insurance Company Ltd., H Shares	266,982
3,700	Dai-ichi Life Holdings, Inc.	81,156
7,097	Hyundai Marine & Fire Insurance Company Ltd.(c)	180,261
14,300	Japan Post Holdings Company Ltd.	136,898
8,877	Manulife Financial Corporation	196,257
14,700	MS&AD Insurance Group Holdings, Inc.	607,070
4,367	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,858,766
24,436	NN Group N.V.	1,001,400
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	718,752
3,712	Samsung Fire & Marine Insurance Company Ltd.(c)	734,574
28,200	Sompo Holdings, Inc.	1,462,300
5,130	Swiss Re A.G.	587,517
		8,106,033
	LEISURE FACILITIES & SERVICES - 0.1%
1,119	Evolution A.B.	130,665

	MACHINERY - 0.4%
29,300	Yokogawa Electric Corporation	575,801

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.9%
16,800	Andon Health Company Ltd.	$83,559
16,298	Bausch + Lomb Corporation(c)	229,749
7,686	Demant A/S(c)	348,185
4,660	Getinge A.B., B Shares	99,622
7,600	Shimadzu Corporation	210,168
13,130	Smith & Nephew plc	183,625
		1,154,908
	METALS & MINING - 2.8%
67,500	China Shenhua Energy Company Ltd.	351,774
17,000	China Shenhua Energy Company Ltd., H Shares	64,493
43,500	Henan Shenhuo Coal & Power Company Ltd.	101,554
128,700	Huaibei Mining Holdings Company Ltd.	313,165
3,785	MMC Norilsk Nickel PJSC(b)(c)(g)	—
394,000	Pingdingshan Tianan Coal Mining Company Ltd.	636,428
1,994	Rio Tinto plc	138,025
17,172	Rio Tinto plc - ADR	1,189,505
359,114	Shandong Nanshan Aluminum Company Ltd.	144,279
362,000	Shanxi Coal International Energy Group Company	855,401
		3,794,624
	OIL & GAS PRODUCERS - 10.4%
67,459	BP PLC - ADR	2,367,811
105,666	BP PLC	617,141
991,900	China Petroleum & Chemical Corporation	828,739
1,214,000	China Petroleum & Chemical Corporation, H Shares	631,529
17,700	ENEOS Holdings, Inc.	71,487
13,665	Eni SpA	217,797
2,334	Equinor ASA - ADR(a)	66,916
6,389	Equinor ASA	182,853
87,530	Gazprom PJSC - ADR(b)(c)(g)	—
247,390	Gazprom PJSC(b)(c)(g)	—
37,200	Inpex Corporation	505,671
28,776	KOC Holding A/S	151,981
24,250	LUKOIL PJSC(b)(c)(g)	—
22,511	Motor Oil Hellas Corinth Refineries S.A.	614,887

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	OIL & GAS PRODUCERS - 10.4% (Continued)
9,000	OMV A.G.	$400,527
2,062,700	PetroChina Company Ltd., Class A	2,415,174
1,184,100	PetroChina Company Ltd., H Shares	856,540
115,100	Petroleo Brasileiro S.A.	987,567
11,641	Petroleo Brasileiro S.A. - ADR	198,712
45,598	Polski Koncern Naftowy ORLEN S.A.	711,046
11,600	PTT Exploration & Production PCL	48,784
9,462	Repsol S.A.	139,711
117,940	Rosneft Oil Company PJSC(b)(c)(g)	—
66,149	Shell plc	2,069,978
482	SK Holdings Company Ltd.	66,076
6,830	Tatneft PJSC(b)(c)(g)	—
		14,150,927
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
1,256,700	CNOOC Energy Technology & Services Ltd.	515,190

	RETAIL - CONSUMER STAPLES - 0.9%
13,500	CK Hutchison Holdings Ltd.	69,725
34,300	Shanghai Bailian Group Company Ltd.	16,704
47,593	Woolworths Group Ltd.	1,117,555
		1,203,984
	RETAIL - DISCRETIONARY - 0.3%
3,842	Hennes & Mauritz A.B., Class B	54,209
244,900	HLA Group Corp Ltd., Class A	263,527
439	Pandora A/S	64,149
		381,885
	SEMICONDUCTORS - 8.8%
17,000	ASE Technology Holding Company Ltd.	73,494
4,856	ASML Holding N.V.	4,212,216
1,246	ASML Holding N.V. - ADR	1,083,796
5,217	Infineon Technologies A.G.	190,160
400	Lasertec Corporation	104,178
33,000	MediaTek, Inc.	1,018,155
371,000	MLS Company Ltd.	359,737

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	SEMICONDUCTORS - 8.8% (Continued)
63,000	Novatek Microelectronics Corporation	$1,026,104
3,290	Silicon Motion Technology Corporation - ADR	207,204
55,000	Taiwan Semiconductor Manufacturing Company Ltd.	1,100,859
6,754	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	762,932
10,000	Tokyo Electron Ltd.	1,855,838
		11,994,673
	SOFTWARE - 1.7%
520	Check Point Software Technologies Ltd.(c)	82,644
108	Constellation Software, Inc.	298,534
222	CyberArk Software Ltd.(c)	51,833
617	Descartes Systems Group, Inc. (The)(c)	54,031
324	Nice Ltd.(c)	67,214
1,442	Open Text Corporation	62,886
6,857	SAP S.E.	1,187,728
6,517	Shopify, Inc., Class A(a),(c)	521,798
		2,326,668
	SPECIALTY FINANCE - 1.1%
49,600	ORIX Corporation	957,799
20,481	Samsung Card Company Ltd.(c)	505,944
		1,463,743
	STEEL - 1.8%
24,294	ArcelorMittal S.A. - ADR(a)	667,356
4,500	JFE Holdings, Inc.	71,054
36,400	Mitsui & Company Ltd.	1,476,374
11,800	Nippon Steel Corporation	283,981
		2,498,765
	TECHNOLOGY HARDWARE - 5.8%
1,251,000	Acer, Inc.	1,836,947
70,300	Anker Innovations Technology Company Ltd.	674,576
10,100	Brother Industries Ltd.	169,211
74,000	BYD Electronic International Company Ltd.	253,496
12,000	Canon, Inc.	330,586
103,000	Chicony Electronics Company Ltd.	539,975
5,400	FUJIFILM Holdings Corporation	342,300

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	TECHNOLOGY HARDWARE - 5.8% (Continued)
136,925	Hisense Visual Technology Company Ltd.	$424,790
8,800	Kyocera Corporation	128,841
84,000	Lenovo Group Ltd.	87,954
538	LG Electronics, Inc.	37,503
81,000	Quanta Computer Inc	640,376
43,965	Samsung Electronics Company Ltd.	2,389,063
24,400	ZTE Corporation, H Shares	42,402
		7,898,020
	TECHNOLOGY SERVICES - 2.9%
1,131	CGI, Inc.(c)	126,673
11,851	Experian plc	493,273
7,000	Fujitsu Ltd.	968,960
2,800	Nomura Research Institute Ltd.	85,639
27,000	NTT Data Corporation	388,922
4,680	RELX plc - ADR	193,518
13,120	RELX plc	541,089
7,689	Wolters Kluwer N.V.	1,133,276
		3,931,350
	TELECOMMUNICATIONS - 5.0%
15,540	BCE, Inc.	627,039
34,036	BT Group PLC	48,220
2,583,200	China United Network Communications Ltd.	1,634,050
137,923	Deutsche Telekom A.G.	3,385,075
151,363	Telefonica S.A.	615,755
7,402	Telenor ASA	82,141
17,189	Vodafone Group plc - ADR(a)	147,825
245,517	Vodafone Group plc	208,727
		6,748,832
	TRANSPORTATION & LOGISTICS - 4.3%
25	AP Moller - Maersk A/S - Series B	46,097
211	AP Moller - Maersk A/S - Series A	382,619
2,282	Canadian National Railway Company	283,120
158,660	COSCO SHIPPING Holdings Company Ltd., Class A	220,993
2,888	Deutsche Post A.G.	138,292

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	TRANSPORTATION & LOGISTICS - 4.3% (Continued)
4,270	DSV A/S	$763,983
23,300	Eastern Air Logistics Company Ltd.	49,347
40,700	Kawasaki Kisen Kaisha Ltd.	1,983,180
17,500	Mitsui OSK Lines Ltd.	628,647
8,500	Nippon Express Holdings Company Ltd.	505,962
7,300	Nippon Yusen KK	251,580
9,243	Star Bulk Carriers Corporation	200,943
1	Turk Hava Yollari AO(c)	9
333,000	Xiamen C & D, Inc.	451,777
		5,906,549
	WHOLESALE - CONSUMER STAPLES - 1.0%
38,800	Marubeni Corporation	661,839
41,700	Mitsubishi Corporation	718,741
		1,380,580
	WHOLESALE - DISCRETIONARY - 1.0%
21,700	Toyota Tsusho Corporation	1,422,119

	TOTAL COMMON STOCKS (Cost $118,422,195)	127,842,202

	EXCHANGE-TRADED FUNDS — 0.6%
	EQUITY - 0.6%
10,789	iShares MSCI EAFE ETF(a)	809,283

	TOTAL EXCHANGE-TRADED FUNDS (Cost $795,360)	809,283

	PREFERRED STOCKS — 4.5%
	AUTOMOTIVE — 1.4%
5,604	Hyundai Motor Company	495,347
11,130	Volkswagen A.G.	1,431,217
		1,926,564

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares				Fair Value
	PREFERRED STOCKS — 4.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
110,420	Mirae Asset Securities Company Ltd.			$308,106

	INSURANCE — 0.4%
3,206	Samsung Fire & Marine Insurance Company Ltd.			459,526

	OIL & GAS PRODUCERS — 1.9%
310,800	Petroleo Brasileiro S.A.			2,556,282

	TECHNOLOGY HARDWARE — 0.6%
19,632	Samsung Electronics Company Ltd.			859,066

	TOTAL PREFERRED STOCKS (Cost $5,886,802)			6,109,544

		Expiration Date	Exercise Price
	WARRANT — 0.0%(d)
	SOFTWARE - 0.0% (d)
108	Constellation Software Inc. (Canada)	04/02/2040	$0.00	—

	TOTAL WARRANT (Cost $0)			—

	SHORT-TERM INVESTMENTS — 4.7%
	COLLATERAL FOR SECURITIES LOANED - 4.5%
6,157,345	Mount Vernon Liquid Assets Portfolio, LLC, 5.25%(e)(f)			6,157,345

	MONEY MARKET FUNDS - 0.2%
254,978	Fidelity Government Portfolio, Class I, 5.22%(e)			254,978

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,412,323)			6,412,323

	TOTAL INVESTMENTS - 104.0% (Cost $131,516,680)			$141,173,352
	LIABILITIES IN EXCESS OF OTHER ASSETS – (4.0)%			(5,474,385)
	NET ASSETS - 100.0%			$135,698,967

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

SA	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,925,997 at January 31, 2024.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Non-income producing security.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(f)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Illiquid security.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.8%
	COMMODITY - 0.1%
1,267	iShares GSCI Commodity Dynamic	$32,676

	EQUITY - 33.7%
81,300	Franklin FTSE Japan ETF	2,342,253
107,700	Franklin FTSE United Kingdom ETF	2,659,652
29,800	Invesco Nasdaq 100 ETF	5,113,978
58,800	SPDR EURO STOXX 50 ETF	2,813,580
12,843	SPDR S&P 500 ETF Trust	6,201,627
		19,131,090

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,234,168)	19,163,766

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 4.4%
	GOVERNMENT GUARANTEED — 3.9%
1,273,000	Kreditanstalt fuer Wiederaufbau	1.2500	01/31/25	1,229,873
1,000,000	Landwirtschaftliche Rentenbank	2.0000	01/13/25	973,846
				2,203,719
	SUPRANATIONAL — 0.5%
300,000	Asian Development Bank	4.1250	09/27/24	298,158

	TOTAL CORPORATE BONDS (Cost $2,486,324)			2,501,877

	NON U.S. GOVERNMENT & AGENCIES — 1.7%
	SUPRANATIONAL — 1.7%
1,000,000	International Bank for Reconstruction & Development	0.3750	07/28/25	940,951

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $944,427)			940,951

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.5%
	U.S. TREASURY NOTES — 37.5%
1,500,000	United States Treasury Note	2.5000	05/15/24	$1,488,009
2,000,000	United States Treasury Note	0.3750	07/15/24	1,957,309
1,000,000	United States Treasury Note	3.0000	07/31/24	989,555
1,000,000	United States Treasury Note	1.2500	08/31/24	978,113
1,500,000	United States Treasury Note	1.5000	09/30/24	1,466,180
1,000,000	United States Treasury Note	1.5000	10/31/24	975,426
1,500,000	United States Treasury Note	1.5000	11/30/24	1,459,278
5,000,000	United States Treasury Note	1.0000	12/15/24	4,839,464
2,000,000	United States Treasury Note	1.1250	02/28/25	1,926,820
1,500,000	United States Treasury Note	0.5000	03/31/25	1,431,445
1,500,000	United States Treasury Note	0.3750	04/30/25	1,424,941
1,500,000	United States Treasury Note	2.1250	05/15/25	1,455,967
1,000,000	United States Treasury Note	0.2500	09/30/25	935,117
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $21,308,819)			21,327,624

Shares
SHORT-TERM INVESTMENTS — 20.1%
MONEY MARKET FUNDS - 10.4%
5,874,526	Morgan Stanley Institutional Liquidity Fund, Institutional Class, 5.21%(b)	5,874,526

Principal		Discount Rate
Amount ($)		(%)
	U.S. TREASURY BILLS — 9.7%
4,500,000	United States Treasury Bill(a)	5.0138	02/22/24	4,486,212
1,000,000	United States Treasury Bill(a)	5.1241	04/18/24	988,898
				5,475,110
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,350,573)			11,349,636

	TOTAL INVESTMENTS - 97.5% (Cost $50,324,310)			$55,283,854
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%			1,389,126
	NET ASSETS - 100.0%			$56,672,980

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Number of			Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(c)	Appreciation (Depreciation)
17	CBOT 10 Year US Treasury Note	03/19/2024	$1,909,578	$4,531
5	CME E-Mini NASDAQ 100 Index Future	03/15/2024	1,724,225	27,610
4	CME E-Mini Standard & Poor’s 500 Index Future	03/15/2024	974,100	16,437
7	Eurex 10 Year Euro BUND Future	03/07/2024	1,027,499	6,380
85	Eurex EURO STOXX 50 Future	03/15/2024	4,284,441	92,796
16	Euro-BTP Italian Bond Futures	03/07/2024	2,056,921	44,378
46	FTSE 100 Index Future	03/15/2024	4,447,438	(10,489)
24	Long Gilt Future	03/26/2024	3,040,642	83,288
70	TSE TOPIX (Tokyo Price Index) Future	03/07/2024	12,145,396	992,013
	TOTAL FUTURES CONTRACTS			$1,256,944

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
British Pound	02/15/2024	US Bank	2,000,000	$2,534,888	$(38,692)
Euro	02/15/2024	US Bank	2,460,000	2,659,476	24,594
Japanese Yen	02/15/2024	US Bank	330,000,000	2,246,972	(25,495)
				$7,441,336	$(39,593)

Total					$(39,593)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(k)	$5,700

	TOTAL COMMON STOCKS (Cost $57,730)	5,700

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0%
	ASSET MANAGEMENT — 1.3%
2,780,000	PennantPark Investment Corporation		4.0000	11/01/26	2,521,669

	AUTOMOTIVE — 1.1%
2,065,000	Hyundai Capital America(c)		1.0000	09/17/24	2,005,818

	BANKING — 22.9%
2,510,000	Bank of America Corporation(d)	SOFRRATE + 0.670%	1.8430	02/04/25	2,509,299
1,805,000	Bank of Nova Scotia (The)(d)	H15T5Y + 4.551%	4.9000	09/04/68	1,723,167
2,385,000	Barclays plc		3.6500	03/16/25	2,340,616
7,265,000	BPCE S.A.(c),(d)	SOFRRATE + 2.100%	5.9750	01/18/27	7,331,786
2,000,000	Credit Suisse A.G.		3.6250	09/09/24	1,976,879
1,210,000	Danske Bank A/S(c),(d)	H15T1Y + 2.100%	6.4660	01/09/26	1,219,887
3,545,000	HSBC Holdings plc(e)	SOFRRATE + 1.430%	6.7770	03/10/26	3,565,637
2,005,000	JPMorgan Chase & Company(e)	US0003M + 0.550%	6.1890	02/01/27	1,916,238
712,000	KeyCorp Capital II		6.8750	03/17/29	710,614
1,080,000	Lloyds Banking Group plc(d)	H15T1Y + 3.500%	3.8700	07/09/25	1,072,327
950,000	Mitsubishi UFJ Financial Group, Inc.(d)	H15T1Y + 1.080%	5.7190	02/20/26	953,906
3,550,000	NatWest Group plc(d)	H15T1Y + 2.850%	7.4720	11/10/26	3,680,309
3,480,000	Societe Generale S.A.(c)		7.3670	01/10/53	3,687,597
4,735,000	Synchrony Bank		5.4000	08/22/25	4,700,700
5,145,000	Wells Fargo & Company(e)	US0003M + 0.500%	6.0760	01/15/27	4,957,835
795,000	Wells Fargo & Company		5.9500	12/01/86	821,057
					43,167,854
	CONSUMER SERVICES — 2.3%
2,300,000	Grand Canyon University		4.1250	10/01/24	2,241,695

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0% (Continued)
	CONSUMER SERVICES — 2.3% (Continued)
2,300,000	Grand Canyon University		5.1250	10/01/28	$2,096,979
					4,338,674
	E-COMMERCE DISCRETIONARY — 1.0%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	1,945,502

	ELECTRIC UTILITIES — 7.5%
3,310,000	American Electric Power Company, Inc.		2.0310	03/15/24	3,294,701
3,465,000	American Electric Power Company, Inc.		5.6990	08/15/25	3,493,351
3,030,000	NextEra Energy Capital Holdings, Inc.		5.7490	09/01/25	3,061,514
4,397,000	Vistra Operations Company, LLC(c)		4.8750	05/13/24	4,389,456
					14,239,022
	FOOD — 2.2%
4,095,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	4,123,120

	INSTITUTIONAL FINANCIAL SERVICES — 4.6%
3,515,000	Credit Suisse Group A.G.(c),(d)	SOFRRATE + 3.340%	6.3730	07/15/26	3,555,845
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	481,275
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,611,097
2,050,000	Goldman Sachs Group, Inc. (The)(e)	SOFRRATE + 0.490%	5.8070	10/21/24	2,048,488
					8,696,705
	INSURANCE — 3.0%
2,155,000	Mutual of Omaha Insurance Company(c),(d)	US0003M + 2.640%	4.2970	07/15/54	2,119,120
2,285,000	Ohio National Financial Services, Inc.(c)		6.8000	01/24/30	2,264,746
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,330,407
					5,714,273
	SPECIALTY FINANCE — 1.5%
2,900,000	Avolon Holdings Funding Ltd.(c)		4.2500	04/15/26	2,806,086

	TELECOMMUNICATIONS — 1.6%
790,500	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	792,311

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0% (Continued)
	TELECOMMUNICATIONS — 1.6% (Continued)
2,150,000	Sprint, LLC		7.1250	06/15/24	$2,160,602
					2,952,913
	TOTAL CORPORATE BONDS (Cost $96,304,998)				92,511,636

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.9%
	U.S. TREASURY BILLS — 45.9%
23,010,000	United States Treasury Bill(f)	—	02/20/24	22,946,303
23,085,000	United States Treasury Bill(f)	—	03/14/24	22,943,032
21,985,000	United States Treasury Bill(f)	—	04/23/24	21,724,984
3,055,000	United States Treasury Note	4.8750	10/31/28	3,182,510
3,110,000	United States Treasury Note	4.0000	01/31/31	3,124,821
6,065,000	United States Treasury Note (l)	4.5000	11/15/33	6,326,079
6,565,000	United States Treasury Note(m)	4.1250	08/15/53	6,446,522

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $86,236,305)			86,694,251

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.3%
	MONEY MARKET FUND - 6.3%
11,946,322	First American Government Obligations Fund Class X, 5.25% (Cost $11,946,322)(g)	$11,946,322

	TOTAL SHORT-TERM INVESTMENT (Cost $11,946,322)	11,946,322

	TOTAL INVESTMENTS - 101.2% (Cost $194,545,355)	$191,157,909
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(2,347,412)
	NET ASSETS - 100.0%	$188,810,497

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Depreciation
69	CBOT 10 Year US Treasury Note	03/19/2024	$7,750,641	$(213,469)
29	CBOT 5 Year US Treasury Note	03/28/2024	3,143,328	(60,492)
21	CBOT US Treasure Bond Futures	03/19/2024	2,569,219	(122,063)
94	Ultra 10-Year US Treasury Note Futures	03/19/2024	10,986,250	(379,668)
75	Ultra U.S. Treasury Bond Futures	03/19/2024	9,691,406	(509,290)
	TOTAL FUTURES CONTRACTS			$(1,284,982)

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value(k)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 41	To Buy Quarterly	HSBC Securities	5.00%	361.23	12/20/2028	$16,830,000	(1,049,134)	(430,724)	$(618,410)
CDX.NA.IG SERIES 41	To Buy Quarterly	HSBC Securities	1.00%	56.61	12/20/2028	41,000,000	(842,404)	(599,362)	$(243,042)
DARDEN RESTAURANTS INC	To Buy Quarterly	Barclays	1.00%	45.00	6/20/2027	7,000,000	(164,059)	(15,764)	$(148,295)
DR HORTON INC	To Buy Quarterly	Barclays	1.00%	65.00	12/20/2028	3,500,000	(75,452)	52,746	$(128,198)
OMNICOM GROUP	To Buy Quarterly	Barclays	1.00%	54.00	6/20/2028	5,000,000	133,431	93,193	$40,238
THE WALT DISNEY COMPANY	To Sell Quarterly	Barclays	1.00%	55.00	6/20/2028	(5,000,000)	(136,403)	(93,193)	$(43,210)
VERIZON COMMUNICATIONS INC(i)	To Sell Quarterly	Barclays	1.00%	89.00	6/20/2027	(7,000,000)	103,835	2,837	$100,998
TOTAL							(2,030,186)	(990,267)	(1,039,919)

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Premium Paid	Maturity Date	Unrealized Depreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$13,999,999	US0001M	$ 0	3/20/2024	$(83,357)

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is 33,935,536 or 18.0% of net assets.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2024.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(i)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(j)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.

(k)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	All or portion of security held as collateral for Futures at 1/31/2024.

(m)	All or portion of security held as collateral for Swaps at 1/31/2024.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	CLOSED END FUND — 3.6%
	EQUITY - 3.6%
2,468,782	Altaba, Inc.	$5,974,452

	TOTAL CLOSED END FUND (Cost $22,837,384)	5,974,452

Shares		Fair Value
	COMMON STOCKS — 71.1%
	ASSET MANAGEMENT - 0.0%(a)
469,792	Pershing Square Tontine Holdings Ltd.(b)	—

	BIOTECH & PHARMA - 2.0%
10,445	Karuna Therapeutics, Inc.(b), (c)	3,273,672

	CABLE & SATELLITE - 8.7%
97,835	Liberty Broadband Corporation - Series C(b), (c)	7,675,156
335,012	Liberty Global Ltd.(b)	6,599,736
		14,274,892
	CHEMICALS - 4.3%
254,783	JSR Corporation(d)	6,985,407

	COMMERCIAL SUPPORT SERVICES - 6.9%
222,482	Sovos Brands, Inc.(b), (c)	4,905,728
124,008	SP Plus Corporation(b)	6,414,935
		11,320,663
	CONTAINERS & PACKAGING - 4.6%
186,815	Westrock Company	7,521,172

	HEALTH CARE REIT - 0.9%
119,103	Physicians Realty Trust	1,457,821

	HOUSEHOLD PRODUCTS - 2.0%
1,122,149	Vinda International Holdings Ltd.	3,315,666

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 71.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 3.3%
109,336	Textainer Group Holdings Ltd.	$5,428,532

	MEDICAL EQUIPMENT & DEVICES - 0.0%(a)
34,956	ABIOMED, Inc. - CVR(b)	61,173

	OIL & GAS PRODUCERS - 16.1%
31,035	Callon Petroleum Company(b), (c)	996,844
84,102	Columbia Pipeline Group, Inc.(b)	—
68,231	Hess Corporation	9,588,502
61,574	Pioneer Natural Resources Company	14,151,552
257,286	Southwestern Energy Company(b)	1,659,495
		26,396,393
	PUBLISHING & BROADCASTING - 1.6%
42,533	Liberty Media Corp-Liberty Formula One(b)	2,598,341

	RETAIL - CONSUMER STAPLES - 5.9%
450,231	Albertsons Companies, Inc., Class A	9,553,901

	SEMICONDUCTORS - 5.8%
193,213	Shinko Electric Industries Company Ltd.	7,260,044
35,700	Silicon Motion Technology Corporation - ADR	2,248,386
		9,508,430
	SOFTWARE - 6.1%
64,823	Splunk, Inc.(b)	9,941,904

	STEEL - 2.9%
102,580	United States Steel Corporation	4,823,312

	TELECOMMUNICATIONS - 0.0%(a)
—	EchoStar Corporation, Class A(b), (c)	—
205,893	NII Holdings, Inc. 144A(b), (e)	72,063
		72,063
	TRANSPORTATION & LOGISTICS - 0.0%(a)
1,025	American Airlines Group, Inc.(b)	14,586

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 71.1% (Continued)
	TRANSPORTATION & LOGISTICS - 0.0%(a) (Continued)
101,283	American Airlines Group, Inc. Escrow Security(b)	$1,013
		15,599

	TOTAL COMMON STOCKS (Cost $119,450,460)	116,548,941

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.7%
	ASSET MANAGEMENT - 0.0% (a)
117,447	Pershing Square Sparc Holdings Ltd	9/29/2024	$—	35,234

	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
532,221	Resolute Forest Products, Inc. - CVR	12/20/2023	$20.50	1,064,442

	TOTAL RIGHT (Cost $815,949)			1,099,676

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.8%
	COLLATERAL FOR SECURITIES LOANED – 3.3%
5,419,718	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(f)(h)	5,419,718

	MONEY MARKET FUND – 6.5%
10,656,237	Fidelity Money Market Government Portfolio Class I, 5.22%(f)(i)	1 0,656,237

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,075,955)	16,075,955

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Contracts(g)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.0% (a)
	PUT OPTIONS PURCHASED - 0.0%(a)
357	Silicon Motion Technology Corporation	Morgan Stanley	03/15/2024	$60	$2,248,386	$61,583
	TOTAL PUT OPTIONS PURCHASED (Cost - $61,878)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $61,878)					61,583

	TOTAL INVESTMENTS - 85.2% (Cost $159,241,626)					$139,760,607
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $202,311)					(167,791)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.9%					24,311,777
	NET ASSETS - 100.0%					$163,904,593

Contracts(g)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
357	Silicon Motion Technology Corporation	Morgan Stanley	03/15/2024	$60	$2,248,386	$167,791
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $202,311)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $202,311)					$167,791

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $16,075,955 at January 31, 2024.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is 72,063 or 0.0% of net assets.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(i)	Security is held as collateral for foreign currency forwards.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — (37.0)%
	BIOTECH & PHARMA - (1.0)%
(39,075)	Cerevel Therapeutics Holdings, Inc.	$(1,637,243)

	CABLE & SATELLITE - (9.3)%
(23,644)	Charter Communications, Inc., Class A	(8,765,067)
(315,924)	Liberty Global Ltd., Class C	(6,615,449)
		(15,380,516)
	CONTAINERS & PACKAGING - (4.3)%
(186,815)	Smurfit Kappa Group plc	(6,974,023)

	HEALTH CARE FACILITIES & SERVICES - (1.0)%
(17,469)	Amedisys, Inc.	(1,646,802)

	HEALTH CARE REIT - (0.9)%
(80,275)	Healthpeak Properties, Inc.	(1,485,088)

	OIL & GAS PRODUCERS - (16.9)%
(32,354)	APA Corporation	(1,013,651)
(22,307)	Chesapeake Energy Corporation	(1,720,093)
(69,940)	Chevron Corporation	(10,311,254)
(143,064)	Exxon Mobil Corporation	(14,708,409)
		(27,753,407)
	PUBLISHING & BROADCASTING - (1.6)%
(38,018)	Liberty Media Corp-Liberty Formula One	(2,556,711)

	RETAIL REIT - 0.0% (a)
(2)	Realty Income Corporation	(109)

	TECHNOLOGY HARDWARE - (2.0)%
(88,874)	Juniper Networks, Inc.	(3,284,783)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $60,182,525)	$(60,718,682)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024 (Unaudited)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Canadian Dollar	02/05/2024	Morgan Stanley FX	4,863,483	$3,618,047	$(7,416)
Australian Dollar	02/08/2024	Morgan Stanley FX	3,457,352	2,268,310	(63,186)
				$5,886,357	$(70,602)

To Sell:
Canadian Dollar	02/01/2024	Morgan Stanley FX	104,152	$77,478	$254
Canadian Dollar	02/02/2024	Morgan Stanley FX	470,502	350,003	197
Canadian Dollar	02/05/2024	Morgan Stanley FX	7,324,207	5,448,629	(132,259)
Australian Dollar	02/08/2024	Morgan Stanley FX	3,457,352	2,268,311	(13,413)
British Pound	02/13/2024	Morgan Stanley FX	4,345,233	5,507,254	(23,206)
Japanese Yen	02/13/2024	Morgan Stanley FX	2,252,127,011	15,329,830	167,102
Hong Kong Dollar	02/16/2024	Morgan Stanley FX	26,370,502	3,374,553	2,620
				$32,356,058	$1,295

Total					$(69,307)

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ASSET MANAGEMENT - 8.9%
8,122	Blackstone, Inc.	$1,010,783
20,922	Brookfield Infrastructure Corporation, Class A(a)	732,479
798,505	FTAI Infrastructure, LLC	3,401,632
		5,144,894
	DATA CENTER REIT - 11.0%
20,665	Digital Realty Trust, Inc.(a)	2,902,606
4,174	Equinix, Inc.	3,463,460
		6,366,066
	ELECTRIC UTILITIES - 1.3%
26,120	Brookfield Renewable Corporation(a)	729,270

	FOOD - 1.8%
380,609	Cadiz, Inc.(a),(b)	1,031,450

	GAMING REIT - 2.5%
47,600	VICI Properties, Inc.	1,433,712

	HEALTH CARE REIT - 1.9%
23,883	Ventas, Inc.	1,107,932

	INDUSTRIAL REIT - 13.7%
24,972	Innovative Industrial Properties, Inc.(a)	2,328,140
31,676	Prologis, Inc.	4,013,032
30,962	Rexford Industrial Realty, Inc.	1,628,292
		7,969,464
	INFRASTRUCTURE REIT - 12.9%
22,219	American Tower Corporation, A	4,347,147
16,295	Crown Castle, Inc.(a)	1,763,934
5,842	SBA Communications Corporation, A	1,307,790
		7,418,871
	LEISURE FACILITIES & SERVICES - 6.7%
37,153	Caesars Entertainment, Inc.(b)	1,629,902
34,369	MGM Resorts International(b)	1,490,584

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE FACILITIES & SERVICES - 6.7% (Continued)
7,946	Wynn Resorts Ltd.	$750,341
		3,870,827
	OFFICE REIT - 6.4%
18,141	Alexandria Real Estate Equities, Inc.(a)	2,193,247
183,000	Hudson Pacific Properties, Inc.(a)	1,498,770
		3,692,017
	OIL & GAS PRODUCERS - 2.6%
46,009	New Fortress Energy, Inc.(a)	1,528,879

	REAL ESTATE SERVICES - 2.0%
13,336	CBRE Group, Inc., Class A(b)	1,151,030

	RESIDENTIAL REIT - 4.9%
16,279	American Homes 4 Rent, Class A	570,579
9,922	Equity LifeStyle Properties, Inc.	671,620
25,851	Invitation Homes, Inc.	851,273
5,489	Sun Communities, Inc.	688,046
		2,781,518
	RETAIL REIT - 6.7%
98,129	Macerich Company (The)(a)	1,549,457
16,816	Simon Property Group, Inc.	2,330,866
		3,880,323
	SELF-STORAGE REIT - 3.6%
8,104	Extra Space Storage, Inc.	1,170,542
5,203	National Storage Affiliates Trust(a)	194,332
2,579	Public Storage	730,347
		2,095,221
	SELF-STORAGE REITS - 1.0%
13,855	CubeSmart	598,813

	SPECIALTY FINANCE - 3.7%
40,000	FTAI Aviation Ltd.(a)	2,158,000

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY REITS - 3.5%
31,157	Americold Realty Trust, Inc.	$856,818
68,859	NewLake Capital Partners, Inc.	1,151,322
		2,008,140
	TECHNOLOGY SERVICES - 1.0%
6,841	CoStar Group, Inc.(b)	571,087

	TELECOMMUNICATIONS - 3.5%
101,800	DigitalBridge Group, Inc.	1,999,352

	TOTAL COMMON STOCKS (Cost $50,784,159)	57,536,866

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.7%
	COLLATERAL FOR SECURITIES LOANED - 24.3%
14,035,394	Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(c)(d)	14,035,394

	MONEY MARKET FUND – 0.4%
228,392	Fidelity Money Market Government Portfolio Class I, 5.22%(c)	228,392

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,263,786)	14,263,786

	TOTAL INVESTMENTS - 124.3% (Cost $65,047,945)	$71,800,652
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.3)%	(14,042,311)
	NET ASSETS - 100.0%	$57,758,341

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $13,315,736 at January 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM US ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 15.1%
	U.S. TREASURY NOTES — 15.1%
16,000,000	United States Treasury Note	1.2500	09/30/28	$14,205,000

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,510,461)			14,205,000

		Discount Rate
		(%)	Maturity
	SHORT-TERM INVESTMENTS — 47.4%
	U.S. TREASURY BILLS — 42.0%
15,000,000	United States Treasury Bill(a)	4.5150	02/08/24	14,984,950
24,500,000	United States Treasury Bill(a)(b)	5.0531	02/27/24	24,407,148
				39,392,098
Shares
	MONEY MARKET FUNDS - 5.4%
5,091,108	Fidelity Money Market Government Portfolio Class I, 5.22%(c)	5,091,108

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,481,815)	44,483,206

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED - 37.3%
	CALL OPTIONS PURCHASED - 37.3%
200	S&P 500 INDEX	Societe Generale	05/16/2028	$4,150	$83,000,000	$28,400,889
50	S&P 500 INDEX	Societe Generale	02/28/2029	4,510	22,550,000	6,573,482

	TOTAL FLEX OPTIONS PURCHASED (Cost - $24,207,320)					34,974,371

	TOTAL INVESTMENTS - 99.8% (Cost $83,199,596)					$93,662,577
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%					161,445
	NET ASSETS - 100.0%					$93,824,022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
5	CBOT 10 Year US Treasury Note	03/19/2024	$561,641	$3,516
225	CBOT 2 Year US Treasury Note Future	03/28/2024	46,272,656	155,554
293	CBOT 5 Year US Treasury Note	03/28/2024	31,758,453	533,454
29	CME E-Mini Standard & Poor’s 500 Index Future	03/15/2024	7,062,225	225,964
	TOTAL FUTURES CONTRACTS			$918,488

(a)	Zero coupon bond.

(b)	A portion is held as collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.